United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2005

Date of reporting period: 09/30/2005

ITEM 1. SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.27%)

Consumer Discretionary (3.55%)
AutoNation Inc. (a)	53,300	$1,064,401
Clear Channel Communications Inc.	101,600	3,341,624
Dollar Tree Stores Inc. (a)	36,900	798,885
Leggett & Platt Inc.	89,500	1,807,900
McDonald’s Corp.	29,700	994,653
Starwood Hotels & Resorts Worldwide Inc.	13,300	760,361
Time Warner Inc.	45,100	816,761

		9,584,585

Consumer Staples (12.23%)
Altria Group Inc.	119,000	8,771,490
Anheuser-Busch Companies Inc.	65,700	2,827,728
Avon Products Inc.	162,900	4,398,300
Campbell Soup Co.	136,400	4,057,900
General Mills Inc.	41,000	1,976,200
Kimberly-Clark Corp.	21,500	1,279,895
Kraft Foods Inc. Class A	201,100	6,151,649
Unilever NV ADR	49,300	3,522,485

		32,985,647

Energy (10.08%)
Anadarko Petroleum Corp.	13,300	1,273,475
BG Group PLC	334,600	3,175,641
Chevron Corp.	29,700	1,922,481
Exxon Mobil Corp.	52,500	3,335,850
Kinder Morgan Inc.	43,100	4,144,496
Pioneer Natural Resources Co.	19,500	1,070,940
Royal Dutch Shell PLC ADR Class A	70,300	4,614,492
Royal Dutch Shell PLC ADR Class B	55,300	3,808,511
Transocean Inc. (a)	62,600	3,838,006

		27,183,892

Financials (22.74%)
American International Group Inc.	43,100	2,670,476
AmeriCredit Corp. (a)	123,100	2,938,397
Assurant Inc.	12,300	468,138
Berkshire Hathaway Inc. Class A (a)	20	1,640,000
Capital One Financial Corp.	24,300	1,932,336
Chubb Corp.	22,600	2,023,830
Everest Re Group Ltd.	12,300	1,204,170
Federal National Mortgage Association	30,800	1,380,456
General Growth Properties Inc.	152,400	6,847,332
Goldman Sachs Group Inc.	12,300	1,495,434
Hartford Financial Services Group Inc.	60,500	4,668,785
Hudson City Bancorp Inc.	314,700	3,744,930
IndyMac Bancorp Inc.	44,100	1,745,478
JPMorgan Chase & Co.	252,400	8,563,932
Marsh & McLennan Companies Inc.	62,600	1,902,414
Renaissancere Holdings Ltd.	40,900	$1,788,557
St. Paul Travelers Co. Inc.	21,500	964,705
Washington Mutual Inc.	211,200	8,283,264
Wells Fargo & Co.	115,900	6,788,263
XL Capital Ltd. Class A	4,100	278,923

		61,329,820

Health Care (11.42%)
Allergan Inc.	11,200	1,026,144
AmerisourceBergen Corp.	46,200	3,571,260
AstraZeneca PLC ADR	98,700	4,648,770
Eli Lilly & Co.	19,400	1,038,288
McKesson Corp.	68,700	3,259,815
Medco Health Solutions Inc. (a)	91,300	5,005,979
Merck & Co. Inc.	138,500	3,768,585
Pfizer Inc.	50,280	1,255,492
WellPoint Inc. (a)	95,400	7,233,228

		30,807,561

Industrials (13.68%)
Allied Waste Industries Inc. (a)	194,900	1,646,905
Boeing Co.	24,600	1,671,570
Cooper Industries Ltd. Class A	74,900	5,178,586
Emerson Electric Co.	26,700	1,917,060
General Electric Co.	231,300	7,787,871
Hubbell Inc. Class B	25,600	1,201,408
Ingersoll-Rand Co. Ltd. Class A	10,300	393,769
Siemens AG ADR	19,200	1,484,736
Tyco International Ltd.	148,700	4,141,295
Union Pacific Corp.	60,500	4,337,850
United Technologies Corp.	137,500	7,128,000

		36,889,050

Materials & Processes (6.07%)
Air Products & Chemicals Inc.	71,800	3,959,052
Alcoa Inc.	40,000	976,800
BHP Billiton PLC	197,010	3,183,515
International Paper Co.	110,800	3,301,840
Methanex Corp.	53,300	792,571
The Dow Chemical Co.	99,500	4,146,165

		16,359,943

Technology (9.91%)
Affiliated Computer Services Inc. Class A (a)	24,400	1,332,240
Arrow Electronics Inc. (a)	13,300	417,088
Fairchild Semiconductor International Inc. (a)	247,200	3,673,392
Flextronics International Ltd. (a)	395,000	5,075,750
Freescale Semiconductor Inc. Class A (a)	173,800	4,068,658

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Hewlett-Packard Co.	186,700	$5,451,640
International Rectifier Corp. (a)	70,500	3,178,140
Polycom Inc. (a)	105,100	1,699,467
SAP AG	10,500	1,817,273

		26,713,648

Telecommunication Services (5.15%)
BellSouth Corp.	62,600	1,646,380
SBC Communications Inc.	162,100	3,885,537
Sprint Nextel Corp.	203,100	4,829,718
Verizon Communications Inc.	107,700	3,520,713

		13,882,348

Utilities (3.44%)
Duke Energy Corp.	103,600	3,022,012
Edison International	47,200	2,231,616
Equitable Resources Inc.	28,700	1,121,022
MDU Resources Group Inc.	42,100	1,500,865
Pinnacle West Capital Corp.	31,800	1,401,744

		9,277,259

Total Common Stocks (cost $257,048,138)		265,013,753

Short-term Investments (2.13%)
JPMorgan Treasury Plus Money Market Fund	5,734,877	5,734,877

Total Short-term Investments (cost $5,734,877)		5,734,877

TOTAL INVESTMENTS (100.40%) (cost $262,783,015)		270,748,630
LIABILITIES, NET OF OTHER ASSETS (-0.40%)		(1,080,278)

NET ASSETS (100.00%)		$269,668,352

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (95.76%)

Consumer Discretionary (20.92%)
Advo Inc.	41,000	$1,282,890
Alloy Inc. (a)	69,400	335,896
Arbitron Inc.	42,900	1,709,136
Beazer Homes USA Inc.	19,600	1,149,932
Borders Group Inc.	8,900	197,313
California Pizza Kitchen Inc. (a)	29,500	862,580
Entercom Communications Corp. (a)	3,300	104,247
Fairmont Hotels & Resorts	16,200	541,404
Four Seasons Hotels Inc.	23,600	1,354,640
Franklin Covey Co. (a)	13,000	92,820
Furniture Brands International Inc.	79,900	1,440,597
Jarden Corp. (a)	54,750	2,248,582
Libbey Inc.	19,500	296,400
Lithia Motors Inc. Class A	15,200	440,496
MDU Communications Inc. (a)	451,000	793,760
Orient Express Hotels Ltd. Class A	46,100	1,310,162
Petco Animal Supplies Inc. (a)	13,000	275,080
PF Chang’s China Bistro Inc. (a)	14,600	654,518
Prestige Brands Holdings Inc. (a)	32,500	400,400
Princeton Review Inc. (a)	78,600	472,386
Radio One Inc. Class A (a)	4,000	52,620
Radio One Inc. Class D (a)	91,800	1,207,170
Reader’s Digest Association Inc.	73,100	1,167,407
Restoration Hardware Inc. (a)	88,100	556,792
Ruth’s Chris Steak House (a)	25,300	465,014
Scientific Games Corp. Class A (a)	34,000	1,054,000
Six Flags Inc. (a)	259,500	1,865,805
Stage Stores Inc.	22,500	604,575
Steiner Leisure Ltd. (a)	9,300	315,921
Texas Roadhouse Inc. Class A (a)	47,400	706,260
The Sports Authority Inc. (a)	7,100	209,024
Tweeter Home Entertainment Group Inc. (a)	60,200	198,058
ValueVision Media Inc. Class A (a)	42,100	477,835
Warnaco Group Inc. (a)	54,400	1,191,904

		26,035,624

Consumer Staples (2.13%)
Fresh Del Monte Produce Inc.	7,400	201,428
Interstate Bakeries Corp. (a)	87,300	846,810
Performance Food Group Co. (a)	20,775	655,659
Reddy Ice Holdings Inc.	12,000	246,120
Tootsie Roll Industries Inc.	16,585	526,574
WD-40 Co.	6,600	174,966

		2,651,557

Energy (5.40%)
Alpha Natural Resources Inc. (a)	41,000	1,231,640
Cabot Oil & Gas Corp.	5,100	257,601
Delta Petroleum Corp. (a)	33,400	694,720
Energy Partners Ltd. (a)	32,600	1,017,772
Helmerich & Payne Inc.	17,600	1,062,864
Hydril (a)	8,000	$549,120
Newpark Resources Inc. (a)	126,600	1,065,972
SEACOR Holdings Inc. (a)	3,200	232,256
St. Mary Land & Exploration Co.	16,600	607,560

		6,719,505

Financial Services (15.09%)
American Capital Strategies Ltd.	28,500	1,044,810
American Financial Realty Trust	10,500	149,100
AmeriCredit Corp. (a)	55,500	1,324,785
Annaly Mortgage Management Inc.	34,100	441,595
Anthracite Capital Inc.	81,200	940,296
Columbia Banking Systems Inc.	2,058	53,981
Endurance Specialty Holdings Ltd.	13,500	460,485
Federal Agricultural Mortgage Corp. Class C	35,900	873,806
First Community Bancorp (CA)	1,000	47,830
First Midwest Bancorp Inc.	24,500	912,380
Franklin Bank Corp. (a)	27,800	448,970
Fulton Financial Corp.	20,618	345,352
Gramercy Capital Corp.	44,300	1,061,428
Harbor Florida Bancshares Inc.	16,000	580,320
Heritage Financial Corp.	735	17,787
LaSalle Hotel Properties	3,700	127,465
Max Re Capital Ltd.	17,700	438,783
Medallion Financial Corp.	24,000	237,840
MeriStar Hospitality Corp. (a)	42,100	384,373
MFA Mortgage Investments Inc.	52,000	318,760
Netbank Inc.	37,200	309,132
Pan Pacific Retail Properties Inc.	5,900	388,810
Placer Sierra Bancshares	24,900	684,003
ProAssurance Corp. (a)	8,900	415,363
Provident Bankshares Corp.	25,118	873,604
Saxon Capital Inc.	30,400	360,240
SL Green Realty Corp.	22,000	1,499,960
South Financial Group Inc.	11,900	319,396
Sterling Bancshares Inc. TX	31,000	456,010
Tarragon Corp. (a)	10,400	193,024
Trammell Crow Co. (a)	58,400	1,441,312
Umpqua Holdings Corp.	23,200	564,224
Zenith National Insurance Corp.	17,000	1,065,730

		18,780,954

Health Care (11.25%)
Alnylam Pharmaceuticals Inc. (a)	11,700	132,210
American Healthways Inc. (a)	8,000	339,200
AMN Healthcare Services Inc. (a)	58,937	911,755
Amylin Pharmaceuticals Inc. (a)	49,800	1,732,542
Atherogenics Inc. (a)	48,600	779,058
Atricure, Inc. (a)	23,700	329,430
Candela Corp. (a)	50,900	499,838
Cytokinetics Inc. (a)	7,900	64,306

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Greatbatch Inc. (a)	28,500	$782,040
ID Biomedical Corp. (a)	10,200	306,510
Magellan Health Services Inc. (a)	16,400	576,460
Matria Healthcare Inc. (a)	14,000	528,500
National Medical Health Card Systems Inc. (a)	9,200	254,288
Option Care Inc.	91,400	1,338,096
Pharmacyclics Inc. (a)	107,600	970,552
Pharmion Corp. (a)	51,400	1,121,034
Renovis Inc. (a)	29,200	395,076
Rigel Pharmaceuticals Inc. (a)	36,000	855,720
SonoSite Inc. (a)	5,500	163,240
VistaCare Inc. Class A (a)	37,800	546,966
Wright Medical Group Inc. (a)	55,500	1,369,740

		13,996,561

Industrials (14.68%)
Actuant Corp. Class A	29,000	1,357,200
Albany International Corp. Class A	21,600	796,392
Ambassadors International Inc.	7,900	110,680
Astec Industries Inc. (a)	22,600	641,614
Celadon Group Inc. (a)	10,900	243,070
Ducommun Inc. (a)	17,500	385,000
ESCO Technologies Inc. (a)	75,800	3,795,306
Exponent Inc. (a)	28,900	907,171
G&K Services Inc. Class A	25,700	1,012,323
Griffon Corp. (a)	12,700	312,420
Jacuzzi Brands Inc. (a)	45,500	366,730
Jetblue Airways Corp. (a)	35,000	616,000
K&F Industries Holdings Inc. (a)	63,700	1,065,701
Ladish Co. Inc. (a)	40,200	701,088
Northwest Airlines Corp. (a)	78,400	52,136
Orbital Sciences Corp. (a)	15,800	197,500
Pacer International Inc.	25,000	659,000
Pinnacle Airlines Corp. (a)	90,100	585,650
RailAmerica Inc. (a)	18,400	218,960
Resources Connection Inc. (a)	53,900	1,597,057
Tennant Co.	24,300	995,814
Tetra Tech Inc. (a)	33,900	570,198
United Stationers Inc. (a)	7,200	344,592
West Corportation (a)	19,600	732,844

		18,264,446

Materials & Processes (4.88%)
AptarGroup Inc.	26,200	1,305,022
Georgia Gulf Corp.	42,800	1,030,624
Glatfelter	67,100	945,439
Methanex Corp.	123,200	1,831,984
Packaging Corp. of America	49,800	966,618

		6,079,687

Technology (19.70%)
Advanced Energy Industries Inc. (a)	115,800	$1,246,008
Atheros Communications (a)	73,100	713,456
Benchmark Electronics Inc. (a)	34,900	1,051,188
Blackboard Inc. (a)	3,900	97,539
Brocade Communications Systems Inc. (a)	99,100	404,328
Credence Systems Corp. (a)	106,500	849,870
CyberSource Corp. (a)	36,400	239,512
Cymer Inc. (a)	49,100	1,537,812
Dot Hill Systems Corp. (a)	130,500	878,265
Electro Scientific Industries Inc. (a)	45,100	1,008,436
Embarcadero Technologies Inc. (a)	13,300	89,642
Fairchild Semiconductor International Inc. (a)	49,600	737,056
FEI Co. (a)	29,700	571,725
Gateway Inc. (a)	544,300	1,469,610
Helix Technology Corp.	12,900	190,275
Intergraph Corp. (a)	14,400	643,824
Kulicke & Soffa Industries Inc. (a)	129,100	935,975
LTX Corp. (a)	79,600	335,912
MIPS Technologies Inc. (a)	60,400	412,532
MKS Instruments Inc. (a)	51,300	883,899
Moldflow Corp. (a)	18,200	289,744
National Instruments Corp.	22,500	554,400
Netlogic Microsystems Inc. (a)	10,400	224,536
Novatel Wireless Inc. (a)	64,000	926,080
ON Semiconductor Corp. (a)	227,300	1,175,141
OSI Systems Inc. (a)	6,800	107,440
Pixelworks Inc. (a)	39,900	262,941
Plexus Corp. (a)	11,100	189,699
Polycom Inc. (a)	22,600	365,442
Quest Software Inc. (a)	25,700	387,299
Rudolph Technologies Inc. (a)	19,500	262,665
Sapient Corp. (a)	217,200	1,357,500
SCO Group Inc. (a)	66,800	279,224
Semtech Corp. (a)	36,500	601,155
Sigmatel Inc. (a)	9,500	192,280
Spatialight Inc. (a)	69,600	305,544
SupportSoft Inc. (a)	61,500	309,960
SYNNEX Corp. (a)	28,600	481,624
TNS Inc. (a)	23,800	577,150
Veeco Instruments Inc. (a)	73,800	1,183,752
X-Rite Inc.	15,000	186,000

		24,516,440

Telecommunication Services (0.35%)
CallWave Inc. (a)	13,300	53,333
General Communication Inc. Class A (a)	38,800	384,120

		437,453

Utilities (1.36%)
Calpine Corp. (a)	163,800	424,242

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Utilities (Cont.)
CMS Energy Corp. (a)	32,800	$539,560
SEMCO Energy Inc. (a)	68,900	454,051
Westar Energy Inc.	11,300	272,669

		1,690,522

Total Common Stocks (cost $106,882,058)		119,172,749

Short-term Investments (4.86%)
JPMorgan 100% US Treasury Securities Money Market Fund	3,063,554	3,063,554
JPMorgan Treasury Plus Money Market Fund	2,990,220	2,990,220

Total Short-term Investments (cost $6,053,774)		6,053,774

TOTAL INVESTMENTS (100.62%) (cost $112,935,832)		125,226,523
LIABILITIES, NET OF OTHER ASSSETS (-0.62%)		(769,455)

NET ASSETS (100.00%)		$124,457,068

(a)	Non-income producing security.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.48%)

Australia (1.46%)
Amcor Ltd.	18,400	$94,154
Australia & New Zealand Banking Group Ltd.	6,800	124,456
BHP Billiton Ltd.	3,812	64,682
Brambles Industries Ltd.	3,787	25,587
Insurance Australia Group Ltd.	22,834	95,076
Promina Group Ltd.	23,200	88,462
Rinker Group Ltd.	32,945	416,554
Wesfarmers Ltd.	4,900	150,030
Woolworths Ltd.	14,013	177,713

		1,236,714

Austria (0.57%)
Erste Bank Der Oester Spark	3,400	181,840
Raiffeisen International Bank Holding (a)	700	46,734
Telekom Austria AG	6,414	127,578
Wienerberger AG	3,100	122,167

		478,319

Belgium (0.67%)
Fortis	3,600	104,056
SES Global FDR Class A	13,000	203,269
UCB SA	4,900	258,648

		565,973

Canada (5.17%)
Abitibi Consolidated Inc.	18,500	74,318
Alcan Inc.	19,100	605,449
CAMECO Corp.	7,200	384,124
Canadian Natural Resources	3,400	153,548
Falconbridge Ltd.	10,893	291,136
Great West Lifeco Inc.	4,800	120,155
Inco Ltd.	9,500	449,825
Magna International Inc. Class A	1,500	112,800
Manulife Financial Corp.	2,400	128,000
Methanex Corp.	8,000	118,503
Potash Corp. of Saskatchewan Inc.	6,700	624,411
Rogers Communications Inc. Class B	2,600	102,345
Suncor Energy Inc.	4,800	290,767
Telus Corp.	5,700	237,856
Telus Corp. Non Voting	8,400	342,142
The Thomson Corp.	4,200	156,800
The Toronto Dominion Bank	3,600	177,507

		4,369,686

Denmark (0.50%)
Novo Nordisk A/S	3,700	182,937
TDC A/S	4,400	236,679

		419,616

Finland (0.37%)
Nokia OYJ	11,400	$190,993
Stora Enso OYJ R Shares	8,800	120,993

		311,986

France (10.10%)
Accor SA	6,100	308,061
Air Liquide	1,473	270,860
AXA Co.	5,900	161,957
BNP Paribas	20,600	1,565,950
Bouygues	22,900	1,064,290
Carrefour SA	3,700	170,225
Essilor International	3,300	273,265
Euronext	4,400	193,652
Groupe Danone	3,600	387,885
L’Oreal	3,700	286,599
Lafarge SA	3,500	307,914
Renault SA	1,600	151,529
Sanofi-Aventis	20,300	1,677,332
Sanofi-Aventis	1,416	116,643
Schneider Electric SA	7,900	623,796
Societe Generale Class A	2,200	251,054
STMicroelectronics NV	7,800	134,148
Total SA	700	191,058
Veolia Environnement	2,500	105,492
Vivendi Universal SA	9,000	293,780

		8,535,490

Germany (7.55%)
Allianz AG	5,300	715,584
Altana AG	2,400	134,357
Bayer AG	16,600	608,297
Bayerische Hypo-Und Vereinsbank (a)	5,800	163,394
Bayerische Motoren Werke AG	3,800	178,388
Commerzbank AG	6,700	182,789
DaimlerChrysler AG	8,900	472,142
Deutsche Bank AG	2,800	261,878
Deutsche Boerse AG	2,237	213,739
Deutsche Post AG	10,100	236,219
E.On AG	6,200	569,516
Infineon Technologies AG (a)	22,700	223,167
SAP AG	4,100	708,587
SAP AG Sponsored ADR	2,400	103,992
Siemens AG	15,250	1,174,838
Volkswagen AG	7,000	430,743

		6,377,630

Hong Kong (1.33%)
Bank of East Asia Ltd.	38,600	112,954
Hang Lung Group Ltd.	58,000	111,778
Hang Lung Properties Ltd.	75,000	119,403
Hong Kong & China Gas Co. Ltd.	72,000	148,504
Li & Fung Ltd.	124,000	286,928

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
PCCW Ltd.	157,000	$102,206
Shangri-La Asia Ltd.	1,230	1,990
Sun Hung Kai Properties Ltd.	19,000	196,800
Swire Pacific Ltd. Class A	4,500	41,448

		1,122,011

Ireland (0.35%)
CRH PLC	8,600	233,075
CRH PLC (Special Placement)	2,325	63,011

		296,086

Italy (0.59%)
ENI SpA	11,800	350,433
UniCredito Italiano SpA	26,500	149,372

		499,805

Japan (28.26%)
Advantest Corp.	2,600	201,550
Aeon Co. Ltd.	30,000	602,537
Aiful Corp.	2,107	176,511
Astellas Pharma Inc.	7,900	297,155
Bridgestone Corp.	5,000	107,030
Canon Inc.	5,900	318,596
Daiichi Sanyko Co. Ltd. (a)	18,600	380,946
East Japan Railway Co.	22	125,581
Fanuc Ltd.	7,700	622,674
Hirose Electric Co. Ltd.	2,800	326,321
Hoya Corp.	6,800	229,871
Kansai Electric Power	13,200	291,279
Kao Corp.	8,000	196,970
Keyence Corp.	600	150,846
Millea Holdings Inc.	34	545,102
Mitsubishi Corp.	29,500	582,100
Mitsubishi Estate Co. Ltd.	80,000	1,097,956
Mitsubishi Heavy Industries Ltd.	37,000	131,025
Mitsubishi Tokyo Financial Group Inc.	58	761,276
Mitsui & Co. Ltd.	16,000	200,282
Mitsui Fudosan Co. Ltd.	10,000	150,370
Mitsui Sumitomo Insurance Co.	27,830	322,134
Mizuho Financial Group Inc.	62	394,327
Murata Manufacturing Co. Ltd.	2,700	150,555
NGK Spark Plug Co. Ltd.	12,000	173,890
Nidec Corp.	2,400	140,803
Nintendo Co. Ltd.	2,600	303,242
Nippon Electric Glass Co. Ltd.	17,000	306,246
Nippon Telegraph & Telephone Corp.	118	580,021
Nissan Motor Co. Ltd.	53,000	605,074
Nitto Denko Corp.	6,400	360,254
NTT DoCoMo Inc.	55	97,868
Omron Corp.	6,000	146,142
Orix Corp.	4,600	830,691
Ricoh Co. Ltd.	15,000	$234,276
Rohm Co. Ltd.	4,200	364,429
Secom Co. Ltd.	3,500	168,340
Sekisui House Ltd.	26,000	318,587
Shimamura Co. Ltd.	1,200	132,981
Shin-Etsu Chemical Co. Ltd.	5,100	222,384
Shionogi & Co. Ltd.	10,000	136,099
SMC Corp.	4,700	625,590
Softbank Corp.	17,500	971,195
Sompo Japan Insurance Inc.	26,000	344,239
Sony Corp.	5,100	167,574
Sumitomo Corp.	52,000	548,767
Sumitomo Mitsui Financial Group Inc.	233	2,196,177
Suzuki Motor Corp.	34,000	628,964
T&D Holdings Inc.	3,050	181,624
Takeda Pharmaceutical Co. Ltd.	8,300	494,257
TDK Corp.	1,800	128,277
Tokyo Electric Power Co.	1,300	32,867
Tokyo Electron Ltd.	10,300	547,120
Tokyo Gas Co. Ltd.	45,000	182,743
Toyota Motor Corp.	2,900	132,840
Trend Micro Inc.	9,000	284,619
UFJ Holdings Inc. (a)	189	1,538,039
Uni-Charm Corp.	3,100	133,809
Ushio Inc.	800	16,244
Yahoo! Japan Corp.	296	349,154
Yamada Denki Co. Ltd.	4,900	372,507
Yamato Transport Co. Ltd.	32,000	526,004

		23,886,931

Netherlands (5.89%)
ABN AMRO Holdings NV	42,261	1,012,261
Aegon NV	43,172	640,795
ASML Holding NV (a)	9,100	149,397
Heineken NV	27,962	897,620
ING Groep NV	21,426	638,106
Koninklijke KPN NV	107,100	960,237
Koninklijke Numico NV (a)	1,300	56,887
Reed Elsevier NV	13,700	189,022
TNT NV	8,300	206,191
Unilever NV CVA	1,200	85,307
VNU NV	4,401	138,316

		4,974,139

Norway (0.29%)
DNB NOR ASA	17,200	177,210
Norske Skogindustrier ASA Rights (a)	4,400	7,723
Norske Skogindustrier Class ASA	4,400	64,977

		249,910

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Portugal (0.14%)
Portugal Telecom SGPS SA	12,700	$116,003

Singapore (0.92%)
DBS Group Holdings Ltd.	17,000	158,742
Singapore Telecommunications (b)	428,000	619,722

		778,464

Spain (5.04%)
Altadis SA	4,200	188,130
Banco Bilbao Vizcaya Argentaria SA	50,700	889,024
Banco Santander Central Hispano SA	61,500	807,878
Iberdrola SA	9,500	265,459
Inditex	6,800	199,574
Repsol YPF SA	35,600	1,153,507
Telefonica SA	46,057	753,916

		4,257,488

Sweden (1.33%)
Atlas Copco AB Class A	12,600	243,740
Ericsson LM Class B	200,500	731,757
Ericsson LM Class B ADR	4,100	151,044

		1,126,541

Switzerland (9.12%)
Adecco SA	2,880	131,480
Credit Suisse Group	9,891	437,800
Geberit AG Reg	206	149,899
Givaudan	230	147,287
Holcim Ltd.	14,546	965,763
Nestle SA	2,599	760,898
Novartis AG	28,770	1,459,002
Richemont AG INH A Units	25,087	993,170
Roche Holding AG	5,488	762,228
Serono SA Class B	146	95,976
Swiss Reinsurance	10,823	710,637
Swisscom AG	1,264	413,018
Syngenta AG (a)	191	19,992
Synthes Inc. (a)	1,340	156,716
UBS AG	5,926	503,542

		7,707,408

United Kingdom (16.70%)
ARM Holdings PLC	35,400	73,365
AstraZeneca PLC	32,300	1,503,750
BHP Billiton PLC	12,810	206,964
Bradford and Bingley PLC	24,500	147,465
Brambles Industries PLC	21,200	130,220
British Land Co. PLC	9,000	149,297
Carnival PLC	3,200	165,430
Centrica PLC	25,560	110,903
Diageo PLC	12,600	181,125
Hanson PLC	8,300	86,154

	Shares or principal amount	Value
HBOS PLC	62,900	$946,899
HSBC Holdings PLC	27,200	439,934
Lloyds TSB Group PLC	30,800	253,698
Next PLC	5,400	132,581
Pearson PLC	40,000	464,938
Reed Elsevier PLC	63,300	585,597
Rolls Royce Group (a)	25,600	168,647
Royal Bank of Scotland Group	38,100	1,081,260
Royal Bank of Scotland Group (b)	6,700	190,143
Royal Dutch Shell PLC ADR Class A	3,600	236,304
Royal Dutch Shell PLC Class A	57,528	1,899,277
Royal Dutch Shell PLC Class B	5,804	200,442
Scottish & Southern Energy PLC	11,700	212,349
Standard Chartered PLC	25,100	541,439
Tesco PLC	26,000	141,933
Unilever PLC	69,600	726,742
Vodafone Group PLC	960,400	2,498,581
Wolseley PLC	8,800	186,102
Xstrata PLC	16,250	421,041
Yell Group PLC	3,700	31,211

		14,113,791

United States (0.13%)
News Corp. Inc. CDI	7,329	114,129

Total Common Stocks (cost $65,170,561)		81,538,120

Foreign Corporate Bonds (0.09%)
United Kingdom (0.09%)
Credit Suisse GP Finance CV
6.000%, 12/23/2005	$68,000	73,927

Total Foreign Corporate Bonds (cost $49,624)		73,927

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Principal amount	Value
Repurchase Agreement (3.52%)
IBT Repurchase Agreement, 2.750%, to be repurchased at $2,973,291 on 10/03/2005 (c)	$2,972,609	$2,972,609

Total Repurchase Agreement (cost $2,972,609)		2,972,609

TOTAL INVESTMENTS (100.09%) (cost $68,192,794)		84,584,656
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.09%)		(76,084)

NET ASSETS (100.00%)		$84,508,572

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $809,865 or 0.96% of net assets.

(c)	Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency Securities with a market value of $3,121,240 as of September 30, 2005.

Approximately 33.35% of the investment securities are denominated in the Euro, followed by 28.24% in the Japanese Yen, 12.38% in the British Pound, 9.20% in the Swiss Franc, 4.63% in the United States Dollar, 4.63% in the Canadian Dollar and 2.93% in the Swedish Krone. The remaining investment securities, representing 4.64% of total investments, are denominated in five currencies, each of which represents less than 1.60% of total investments.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Industry	Value	%
Financials	$23,780,337	28.14
Consumer Discretionary	8,320,980	9.85
Telecommunication Services	8,150,117	9.64
Health Care	7,929,309	9.38
Information Technology	7,619,691	9.02
Materials	7,222,120	8.54
Industrials	7,095,526	8.40
Consumer Staples	4,994,381	5.91
Energy	4,475,336	5.29
Utilities	1,919,112	2.27
Consumer Goods & Services	31,211	0.04

Total Stocks	81,538,120	96.48
Foreign Corporate Bonds	73,927	0.09
Repurchase Agreement	2,972,609	3.52
Cash and Other Assets, Net of Liabilities	(76,084)	(0.09)

Net Assets	$84,508,572	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.92%)

Consumer Discretionary (14.28%)
1-800 Contacts Inc. (a)	1,749	$32,794
1-800-FLOWERS.COM Inc. (a)	5,115	35,856
4Kids Entertainment Inc. (a)	3,347	58,204
99 Cents Only Stores (a)	10,278	95,071
Aaron Rents Inc.	7,958	168,312
AC Moore Arts & Crafts Inc. (a)	2,955	56,677
Advo Inc.	6,551	204,981
Aeropostale Inc. (a)	11,790	250,538
AFC Enterprises (a)	3,941	45,479
Aftermarket Technology Corp. (a)	4,368	80,328
Alderwoods Group Inc. (a)	8,000	131,040
Alliance Gaming Corp. (a)	10,562	114,598
Alloy Inc. (a)	8,071	39,064
Ambassadors Group Inc.	3,372	75,196
America’s Car-Mart Inc. (a)	1,784	32,005
American Axle & Manufacturing Holdings Inc.	9,287	214,344
Ameristar Casinos Inc.	5,057	105,388
Arbitron Inc.	6,818	271,629
Arctic Cat Inc.	2,552	52,418
Argosy Gaming Co. (a)	6,063	284,900
ArvinMeritor Inc.	15,315	256,067
Asbury Automotive Group Inc. (a)	2,952	50,273
Audible Inc. (a)	4,951	60,848
Audiovox Corp. (a)	3,404	47,588
Avatar Holdings Inc. (a)	1,448	85,780
Aztar Corp. (a)	7,500	231,075
Bandag Inc.	2,616	112,122
Bassett Furniture Industries Inc.	1,941	36,141
Big 5 Sporting Goods Corp.	4,219	100,665
Big Lots Inc. (a)	23,245	255,463
BJ’s Restaurant Inc. (a)	2,939	60,044
Blair Corp.	2,041	75,292
Blockbuster Inc.	38,709	183,868
Blount International Inc. (a)	5,994	105,734
Blue Nile Inc. (a)	3,156	99,856
Bluegreen Corp. (a)	4,223	74,536
Blyth Inc.	6,145	136,972
Bob Evans Farms Inc.	7,845	178,160
Bombay Co. Inc. (a)	7,463	32,912
Bright Horizons Family Solutions Inc. (a)	5,606	215,270
Brookfield Homes Corp.	3,230	179,362
Brookstone Inc. (a)	4,472	89,172
Brown Shoe Co. Inc.	4,047	133,551
Buckle Inc.	1,822	61,893
Buffalo Wild Wings Inc. (a)	1,398	37,047
Build-A-Bear-Workshop Inc. (a)	2,029	45,247
Building Materials Holding Corp.	2,846	265,219
Burlington Coat Factory Warehouse Corp.	4,287	163,077
Cabela’s Inc. (a)	6,930	127,304
Cache Inc. (a)	2,557	$38,943
California Coastal Communities Inc. (a)	1,554	54,732
California Pizza Kitchen Inc. (a)	4,080	119,299
Callaway Golf Co.	16,114	243,160
Carmike Cinemas Inc.	2,599	59,621
Carter’s Inc. (a)	3,904	221,747
Casual Male Retail Group Inc. (a)	5,643	38,824
Catalina Marketing Corp.	10,770	244,910
Cato Corp. Class A	6,244	124,443
CEC Entertainment Inc. (a)	7,606	241,567
Champion Enterprises Inc. (a)	16,080	237,662
Charles & Colvard Ltd.	2,553	63,723
Charlotte Russe Holding Inc. (a)	3,067	40,852
Charming Shoppes Inc. (a)	24,681	263,346
Charter Communications Inc. (a)	55,372	83,058
Cherokee Inc.	1,482	51,840
Children’s Place Retail Stores Inc. (a)	4,456	158,812
Christopher & Banks Corp.	7,542	104,608
Churchill Downs Inc.	1,561	55,135
Citadel Broadcasting Corp. (a)	8,869	121,771
CKE Restaurants Inc.	11,972	157,791
Coachmen Industries Inc.	3,691	42,410
Coldwater Creek Inc. (a)	7,331	184,888
Comstock Homebuilding Companies Inc. (a)	1,034	20,597
Conn’s Inc. (a)	986	27,332
Cooper Tire & Rubber Co.	14,301	218,376
Corinthian Colleges Inc. (a)	18,678	247,857
Cost Plus Inc. (a)	4,966	90,133
Courier Corp.	2,001	74,837
Cox Radio Inc. (a)	7,763	117,998
Crown Media Holdings Inc. (a)	2,762	30,244
CSK Auto Corp. (a)	9,627	143,250
CSS Industries Inc.	1,218	39,609
Cumulus Media Inc. (a)	11,706	146,208
Dave & Buster’s Inc. (a)	2,814	37,567
Deb Shops Inc.	893	19,414
Deckers Outdoor Corp. (a)	2,053	49,395
Denny’s Corp. (a)	25,553	106,045
Design Within Reach Inc. (a)	2,393	21,609
Dixie Group Inc. (a)	2,137	34,064
Domino’s Pizza Inc.	6,817	158,972
Dover Downs Gaming & Entertainment Inc.	2,068	28,125
Dover Motorsports Inc.	3,791	25,930
Dress Barn Inc. (a)	4,568	103,968
Drew Industries Inc. (a)	4,064	104,892
drugstore.com inc. (a)	13,990	51,763
DSW Inc. (a)	1,600	33,920
Earle M Jorgensen Co. (a)	3,681	35,080
Educate Inc. (a)	3,631	54,465
Electronics Boutique Holdings Corp. (a)	2,491	156,534

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Emmis Communications Corp. (a)	10,521	$232,409
Entercom Communications Corp. (a)	7,985	252,246
Entravision Communications Corp. (a)	15,640	123,087
Escala Group Inc. (a)	1,309	21,795
Escalade Inc.	1,591	21,081
Ethan Allen Interiors Inc.	7,622	238,950
Fisher Communications Inc. (a)	1,296	60,342
Fleetwood Enterprises Inc. (a)	11,258	138,473
Fossil Inc. (a)	10,547	191,850
Fred’s Inc.	8,240	103,082
FTD Group Inc. (a)	2,609	27,003
Furniture Brands International Inc.	10,764	194,075
GameStop Corp. Class B (a)	9,674	274,645
Gaylord Entertainment Co. (a)	8,863	422,322
Gemstar-TV Guide International Inc. (a)	50,609	149,803
Genesco Inc. (a)	4,759	177,225
Goody’s Family Clothing Inc.	3,862	29,235
Gray Television Inc.	9,347	98,985
Great Wolf Resorts Inc. (a)	5,228	54,058
Group 1 Automotive Inc. (a)	4,921	135,820
GSI Commerce Inc. (a)	6,927	137,847
Guess ? Inc. (a)	3,651	78,241
Guitar Center Inc. (a)	5,533	305,477
Gymboree Corp. (a)	6,365	86,819
Handleman Co.	4,965	62,708
Harris Interactive Inc. (a)	10,463	44,677
Hartmarx Corp. (a)	5,317	34,826
Haverty Furniture Companies Inc.	4,335	53,017
Hayes Lemmerz International Inc. (a)	7,962	35,670
Hibbett Sporting Goods Inc. (a)	7,312	162,692
Hollinger International Inc.	11,713	114,787
Hooker Furniture Corp.	3,816	63,422
Hot Topic Inc. (a)	9,392	144,261
IHOP Corp.	4,575	186,385
Innovo Group Inc. (a)	5,375	10,589
Insight Communications Co. Inc. (a)	10,270	119,440
Insight Enterprises Inc. (a)	10,148	188,753
Interface Inc. (a)	9,305	76,859
Isle of Capri Casinos Inc. (a)	2,909	62,194
J Jill Group Inc. (a)	4,644	73,468
Jack in the Box Inc. (a)	7,755	231,952
Jakks Pacific Inc. (a)	5,227	84,834
Jarden Corp. (a)	11,631	477,685
Jo-Ann Stores Inc. (a)	5,169	89,424
Jos. A. Bank Clothiers Inc. (a)	2,750	118,855
Journal Communications Inc. Class A	6,042	90,026
Journal Register Co.	9,209	149,002
K-Swiss Inc. Class A	5,371	158,820
K2 Inc. (a)	10,135	115,539
Kellwood Co.	7,243	187,232
Kenneth Cole Productions Inc.	2,291	62,521
Keystone Automotive Industries Inc. (a)	3,209	92,451
Kimball International Inc. Class B	4,483	54,199
Krispy Kreme Doughnuts Inc. (a)	11,206	$70,150
La Quinta Corp. (a)	36,763	319,470
La-Z-Boy Inc.	11,322	149,337
Landry’s Restaurants Inc.	4,195	122,913
Leapfrog Enterprises Inc. (a)	7,420	109,593
Levitt Corp-Class A	3,795	87,057
Libbey Inc.	3,627	55,130
Liberty Corp.	3,540	165,991
Life Time Fitness Inc. (a)	5,293	175,410
Lifetime Brands Inc.	1,273	34,167
Lin TV Corp. (a)	6,365	88,792
Linens ‘n Things Inc. (a)	9,596	256,213
Lithia Motors Inc. Class A	3,466	100,445
LKQ Corp. (a)	3,002	90,660
LodgeNet Entertainment Corp. (a)	3,468	51,084
Lodgian Inc. (a)	5,551	56,898
Lone Star Steakhouse & Saloon Inc.	3,880	100,880
Luby’s Inc. (a)	4,606	60,154
M/I Homes Inc.	2,500	135,650
Magna Entertainment Corp. (a)	7,377	49,131
Marcus Corp.	4,237	84,909
Marine Products Corp.	2,692	29,693
MarineMax Inc. (a)	2,915	74,303
Martha Stewart Living Omnimedia Inc. (a)	4,578	114,542
Matthews International Corp.	6,568	248,205
Maytag Corp.	17,669	322,636
McCormick & Schmick’s Seafood Restaurants Inc. (a)	1,526	32,229
Media General Inc.	4,601	266,904
Mediacom Communications Corp. Class A (a)	12,628	93,195
Midas Inc. (a)	3,884	77,214
Mikohn Gaming Corp. (a)	4,708	62,569
Modine Manufacturing Co.	7,543	276,677
Monaco Coach Corp.	5,722	84,342
Monarch Casino & Resort Inc. (a)	1,966	33,402
Monro Muffler Brake Inc.	2,090	54,904
Morningstar Inc. (a)	1,705	54,560
Movado Group Inc.	4,016	75,180
Movie Gallery Inc.	5,104	53,031
MTR Gaming Group Inc. (a)	4,861	38,937
Multimedia Games Inc. (a)	5,636	54,726
National Presto Industries Inc.	1,318	56,424
Nautilus Inc.	6,802	150,120
Navarre Corp. (a)	5,201	30,114
Netflix Inc. (a)	8,050	209,219
New York & Co. Inc. (a)	2,656	43,558
Noble International Ltd.	1,465	35,394
Nutri/System Inc. (a)	5,049	126,326
O’Charley’s Inc. (a)	4,509	64,524
Oakley Inc.	5,174	89,717

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Overstock.com Inc. (a)	2,399	$92,002
Oxford Industries Inc.	3,047	137,481
Pacific Sunwear of California Inc. (a)	16,202	347,371
Palm Harbor Homes Inc. (a)	3,305	64,216
Pantry Inc. (a)	3,839	143,463
Papa John’s International Inc. (a)	2,640	132,317
Party City Corp. (a)	2,346	39,694
Payless Shoesource Inc. (a)	13,778	239,737
PEP Boys-Manny Moe & Jack	11,627	160,918
Perry Ellis International Inc. (a)	1,951	42,415
Petco Animal Supplies Inc. (a)	12,511	264,733
PF Chang’s China Bistro Inc. (a)	5,591	250,645
Phillips-Van Heusen Corp.	6,442	199,831
Pier 1 Imports Inc.	17,911	201,857
Pinnacle Entertainment Inc. (a)	8,348	153,019
Playboy Enterprises Inc. (a)	4,694	66,185
Pre-Paid Legal Services Inc.	2,867	110,953
Prestige Brands Holdings Inc. (a)	6,248	76,975
Priceline.com Inc. (a)	5,862	113,254
Primedia Inc. (a)	30,321	124,013
ProQuest Co. (a)	5,778	209,164
Provide Commerce Inc. (a)	1,875	45,506
Quantum Fuel Systems Technologies Worldwide Inc. (a)	9,260	37,966
R&B Inc.	2,075	21,269
Radio One Inc. Class D (a)	17,183	225,956
Rare Hospitality International Inc. (a)	7,213	185,374
RC2 Corp. (a)	3,832	129,368
RCN Corp. (a)	5,171	109,729
Reader’s Digest Association Inc.	20,639	329,605
Red Robin Gourmet Burgers Inc. (a)	3,174	145,496
Regent Comunications Inc. (a)	8,005	42,106
Regis Corp.	9,878	373,586
Rent-Way Inc. (a)	5,313	36,500
Restoration Hardware Inc. (a)	5,448	34,431
Retail Ventures Inc. (a)	3,421	37,563
Riviera Holdings Corp. (a)	1,965	43,584
Ruby Tuesday Inc.	13,911	302,703
Russ Berrie & Co. Inc.	3,376	47,669
Russell Corp.	6,633	93,127
Ruth’s Chris Steak House (a)	1,600	29,408
Ryan’s Restaurant Group Inc. (a)	8,540	99,662
Saga Communications Inc. (a)	3,508	46,656
Salem Communications Corp. (a)	2,459	45,344
Sauer-Danfoss Inc.	2,239	44,780
Scholastic Corp. (a)	7,273	268,810
Select Comfort Corp. (a)	7,680	153,446
Sharper Image Corp. (a)	2,807	35,368
Shoe Carnival Inc. (a)	1,517	24,135
ShopKo Stores Inc. (a)	6,669	170,193
Shuffle Master Inc. (a)	7,278	192,358
Sinclair Broadcast Group Inc.	8,904	78,978
Six Flags Inc. (a)	20,756	149,236
Skechers U.S.A. Inc. (a)	5,149	$84,289
Skyline Corp.	1,843	74,900
Sonic Automotive Inc.	6,697	148,807
Sotheby’s Holdings Inc. (a)	9,387	156,951
Source Interlink Co. Inc. (a)	6,766	74,832
Spanish Broadcasting System Inc. (a)	7,892	56,665
Speedway Motorsports Inc.	3,554	129,117
Stage Stores Inc.	5,938	159,554
Stamps.com Inc. (a)	3,528	60,717
Standard Motor Products Inc.	3,488	28,288
Stanley Furniture Company Inc.	2,516	65,894
Stein Mart Inc.	5,523	112,117
Steinway Musical Instruments Inc. (a)	1,899	50,039
Steven Madden Ltd. (a)	3,108	71,235
Stewart Enterprises Inc.	21,654	143,566
Strattec Security Corp. (a)	753	39,043
Strayer Education Inc.	3,250	307,190
Stride Rite Corp.	7,363	94,394
Sturm Ruger & Co. Inc.	4,384	40,333
Sunterra Corp. (a)	3,995	52,454
Superior Industries International Inc.	4,641	99,874
Talbots Inc.	5,199	155,554
TBC Corp. (a)	4,590	158,309
Technical Olympic USA Inc.	2,983	78,035
Tenneco Automotive Inc. (a)	9,313	163,071
Texas Roadhouse Inc. Class A (a)	8,904	132,670
The Andersons Inc.	1,396	40,875
The Finish Line Inc. Class A	8,951	130,595
The Sports Authority Inc. (a)	5,423	159,653
The Steak n Shake Company (a)	5,636	102,293
The Yankee Candle Co. Inc.	10,217	250,316
Thomas Nelson Inc.	2,328	43,650
Thor Industries Inc.	7,541	256,394
TiVo Inc. (a)	11,640	63,904
Too Inc. (a)	7,218	197,990
Tractor Supply Co. (a)	7,040	321,376
Trans World Entertainment Corp. (a)	3,980	31,402
Triarc Companies Inc. Class B	7,635	116,586
Tuesday Morning Corp.	5,489	142,000
Tupperware Corp.	10,696	243,655
Unifirst Corp.	2,175	76,277
United Auto Group Inc.	6,214	205,311
Universal Electronics Inc. (a)	2,675	46,251
Universal Technical Institute Inc. (a)	4,981	177,373
Vail Resorts Inc. (a)	6,582	189,232
Valassis Communications Inc. (a)	10,890	424,492
Value Line Inc.	162	6,341
ValueVision Media Inc. Class A (a)	6,023	68,361
Vertrue Inc. (a)	1,536	55,834
Visteon Corp.	27,978	273,625
Warnaco Group Inc. (a)	9,466	207,400
WCI Communities Inc. (a)	7,481	212,236
West Marine Inc. (a)	2,895	42,788

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Wet Seal Inc. (a)	8,605	$38,723
William Lyon Homes Inc. (a)	824	127,885
Wilsons The Leather Experts (a)	3,936	24,010
Winnebago Industries Inc.	7,219	209,134
WMS Industries Inc. (a)	4,892	137,612
Wolverine World Wide Inc.	12,221	257,252
World Wrestling Entertainment Inc.	3,869	50,297
WPT Enterprises Inc. (a)	1,111	9,799
Xerium Technologies Inc.	2,592	29,756
Zale Corp. (a)	10,867	295,365
Zumiez Inc. (a)	633	20,655

		37,873,274

Consumer Staples (2.78%)
Alico Inc.	785	40,271
Alliance One International Inc.	19,444	68,832
American Italian Pasta Co.	4,729	50,411
Boston Beer Co. Inc. (a)	1,880	47,000
Casey’s General Stores Inc.	10,366	240,491
Central European Distribution Corp. (a)	2,931	124,831
Central Garden & Pet Co. (a)	3,904	176,656
Chattem Inc. (a)	3,643	129,327
Chiquita Brands International Inc.	9,205	257,280
Coca-Cola Bottling Co. Consolidated	947	46,346
Corn Products International Inc.	15,433	311,284
Darling International Inc. (a)	13,725	48,449
Delta & Pine Land Co.	7,743	204,493
Elizabeth Arden Inc. (a)	5,403	116,597
Farmer Brothers Co.	1,393	28,125
Flowers Foods Inc.	10,990	299,807
Gold Kist Inc. (a)	10,669	208,579
Green Mountain Coffee Roasters Inc. (a)	959	33,354
Hain Celestial Group Inc. (a)	6,023	116,846
Hansen Natural Corp. (a)	3,238	152,445
Ingles Markets Inc.	2,105	33,259
Inter Parfums Inc.	867	17,071
J&J Snack Foods Corp.	1,321	76,354
John B. Sanfilippo & Son Inc. (a)	1,686	29,505
Lancaster Colony Corp.	5,319	228,717
Lance Inc.	6,205	108,339
Longs Drug Stores Corp.	6,512	279,300
M & F Worldwide Corp. (a)	2,264	35,205
Mannatech Inc.	3,279	38,856
Maui Land & Pineapple Co. Inc. (a)	866	26,006
Nash Finch Co.	2,712	114,419
Nature’s Sunshine Products Inc.	2,285	53,103
NBTY Inc. (a)	11,636	273,446
Nu Skin Enterprises Inc.	11,662	222,161
Parlux Fragrances Inc. (a)	1,274	37,124
Pathmark Stores Inc. (a)	9,388	105,803
Peet’s Coffee & Tea Inc. (a)	2,841	86,991
Performance Food Group Co. (a)	10,049	$317,147
Perrigo Co.	17,138	245,245
Playtex Products Inc. (a)	8,110	89,210
Ralcorp Holdings Inc.	6,562	275,079
Revlon Inc. (a)	29,111	93,737
Ruddick Corp.	6,990	161,120
Sanderson Farms Inc.	3,251	120,807
Seaboard Corp.	74	101,602
Smart & Final Inc. (a)	2,799	36,219
Spartan Stores Inc. (a)	4,352	44,826
Star Scientific Inc. (a)	7,498	25,193
The Great Atlantic & Pacific Tea Co. Inc. (a)	4,223	119,764
Tootsie Roll Industries Inc.	5,469	173,641
Topps Co. Inc.	7,276	59,736
United Natural Foods Inc. (a)	8,442	298,509
Universal Corp.	5,605	217,642
USANA Health Sciences Inc. (a)	2,174	103,700
Vector Group Ltd.	5,341	106,873
WD-40 Co.	3,444	91,300
Weis Markets Inc.	3,396	135,874
Wild Oats Markets Inc. (a)	5,981	76,916

		7,361,223

Energy (6.59%)
Alon USA Energy Inc. (a)	1,600	38,640
Alpha Natural Resources Inc. (a)	6,421	192,887
Atlas America Inc. (a)	2,421	118,266
ATP Oil & Gas Corp. (a)	3,719	122,132
Atwood Oceanics Inc. (a)	2,802	235,956
Berry Petroleum Co.	3,833	255,623
Bill Barrett Corp. (a)	3,438	126,587
Bois d’Arc Energy Inc. (a)	2,642	45,469
Brigham Exporation Co. (a)	5,049	64,880
Cabot Oil & Gas Corp.	10,585	534,648
Cal Dive International Inc. (a)	8,050	510,450
Callon Petroleum Co. (a)	3,380	70,743
CARBO Ceramics Inc.	4,331	285,803
Carrizo Oil & Gas Inc. (a)	4,068	119,192
Cheniere Energy Inc. (a)	10,794	446,440
Cimarex Energy Co. (a)	17,100	775,143
Clayton Williams Energy Inc. (a)	1,449	62,597
Comstock Resources Inc. (a)	8,640	283,478
Crosstex Energy Inc.	1,519	97,155
Delta Petroleum Corp. (a)	6,527	135,762
Dril-Quip Inc. (a)	1,694	81,312
Edge Petroleum Corp. (a)	3,471	91,600
Encore Acquisition Co. (a)	10,691	415,345
Endeavour International Corp. (a)	11,356	56,780
Energy Partners Ltd. (a)	6,803	212,390
Foundation Coal Holdings Inc.	5,245	201,670
Frontier Oil Corp.	11,430	506,920

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Energy (Cont.)
FX Energy Inc. (a)	7,096	$84,939
Gasco Energy Inc. (a)	12,984	86,344
Giant Industries Inc. (a)	2,997	175,444
Global Industries Ltd. (a)	17,059	251,450
Goodrich Petroleum Corp. (a)	2,044	47,973
Grey Wolf Inc. (a)	39,257	330,936
Gulf Island Fabrication Inc.	1,913	54,999
Gulfmark Offshore Inc. (a)	3,080	99,392
Hanover Compressor Co. (a)	19,762	273,901
Harvest Natural Resources Inc. (a)	7,632	81,891
Holly Corp.	4,966	317,725
Hornbeck Offshore Services Inc. (a)	3,134	114,798
Houston Exploration Co. (a)	5,934	399,061
Hydril (a)	4,059	278,610
Input/Output Inc. (a)	14,032	111,975
James River Coal Co. (a)	2,938	148,281
KCS Energy Inc. (a)	10,454	287,799
KFX Inc. (a)	12,451	213,161
Lone Star Technologies Inc. (a)	6,394	355,442
Lufkin Industries Inc.	2,882	125,511
Maritrans Inc.	1,792	57,344
Markwest Hydrocarbon Inc.	1,296	32,400
Maverick Tube Corp. (a)	9,152	274,560
McMoRan Exploration Co. (a)	4,748	92,301
Meridian Resource Corp. (a)	19,127	79,760
Newpark Resources Inc. (a)	17,257	145,304
NGP Capital Resources Co.	3,426	51,596
NS Group Inc. (a)	4,926	193,345
Oceaneering International Inc. (a)	5,392	287,987
Offshore Logistics Inc. (a)	4,791	177,267
Oil States International Inc. (a)	8,652	314,154
Parallel Petroleum Corp. (a)	6,796	95,144
Parker Drilling Co. (a)	19,621	181,887
Penn Virginia Corp.	4,217	243,363
PetroHawk Energy Corp. (a)	10,860	156,493
Petroleum Development Corp. (a)	3,412	130,816
Petroquest Energy Inc. (a)	8,363	87,310
Pioneer Drilling Co. (a)	4,082	79,681
Remington Oil & Gas Corp. (a)	4,732	196,378
Resource America Inc.	3,210	56,913
RPC Inc.	3,289	84,725
SEACOR Holdings Inc. (a)	4,027	292,280
Spinnaker Exploration Co. (a)	5,544	358,641
St. Mary Land & Exploration Co.	12,278	449,375
Stone Energy Corp. (a)	4,987	304,406
Superior Energy Services Inc. (a)	16,264	375,536
Swift Energy Co. (a)	6,089	278,572
Syntroleum Corp. (a)	7,926	115,403
Tetra Technologies Inc. (a)	7,457	232,808
Tipperary Corp. (a)	3,587	26,436
Todco (a)	9,912	413,429
Toreador Resources Corp. (a)	3,090	109,386
TransMontaigne Inc. (a)	7,334	58,599
Tri-Valley Corp. (a)	5,132	$51,063
Universal Compression Holdings Inc. (a)	4,211	167,471
USEC Inc.	17,691	197,432
Veritas DGC Inc. (a)	7,260	265,861
W&T Offshore Inc.	2,728	88,469
W-H Energy Services Inc. (a)	6,057	196,368
Warren Resources Inc. (a)	3,746	62,745
Whiting Petroleum Corp. (a)	6,583	288,599
World Fuel Services Corp.	5,828	189,119

		17,468,226

Financials (20.65%)
1st Source Corp.	2,298	53,199
21st Century Insurance Group	6,086	97,072
Aames Investment Corp.	8,130	51,056
ABC Bancorp	2,230	42,794
Acadia Realty Trust	5,731	103,101
Accredited Home Lenders Holding Co. (a)	3,605	126,752
ACE Cash Express Inc. (a)	2,270	44,288
Advance America Cash Advance Centers Inc.	14,101	186,838
Advanta Corp.	4,026	113,654
Affirmative Insurance Holding Inc.	1,958	28,508
Affordable Residential Communities	5,715	57,779
Agree Realty Corp.	1,360	38,420
Alabama National Bancorporation	3,026	193,482
Alexander’s Inc. (a)	440	118,800
Alexandria Real Estate Equities Inc.	4,678	386,824
Alfa Corp.	6,219	103,733
Amcore Financial Inc.	5,421	169,189
Amegy Bancorp Inc.	14,963	338,613
American Campus Communities Inc.	4,076	97,906
American Equity Investment Life Holdings Co.	6,569	74,558
American Home Mortgage Investment Corp.	7,209	218,433
American Physicians Capital Inc. (a)	2,109	103,615
AmericanWest Bancorp (a)	1,963	45,385
Ames National Corp.	2,460	67,896
AMLI Residential Properties Trust	6,765	216,954
Anchor Bancorp Wisconsin Inc.	4,887	144,069
Anthracite Capital Inc.	10,355	119,911
Anworth Mortgage Asset Corp.	9,057	74,901
Apollo Investment Corp.	12,622	249,916
Arbor Realty Trust Inc.	2,356	66,204
Archipelago Holdings Inc. (a)	6,859	273,331
Ares Capital Corp.	4,624	75,279
Argonaut Group Inc. (a)	5,843	157,819
Arrow Financial Corp.	2,007	54,430
Ashford Hospitality Trust Inc.	6,602	71,038

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Asta Funding Inc.	2,147	$65,183
Baldwin & Lyons Inc.	1,211	30,311
Banc Corp. (a)	2,518	27,194
BancFirst Corp.	724	61,540
BancorpSouth Inc.	15,991	365,394
BancTrust Financial Group Inc.	4,682	90,269
Bank Mutual Corp.	15,132	162,215
Bank of Granite Corp.	2,476	47,143
Bank of the Ozarks Inc.	2,518	86,443
BankAtlantic Bancorp Inc.	9,103	154,660
BankFinancial Corp. (a)	2,600	36,920
BankUnited Financial Corp.	6,085	139,164
Banner Corp.	2,323	61,885
Bedford Property Investors Inc.	4,193	99,961
Berkshire Hills Bancorp Inc.	2,196	74,664
Beverly Hills Bancorp Inc.	2,621	26,891
BFC Financial Corporation (a)	3,591	25,065
Bimini Mortgage Management Inc.	4,414	49,878
BioMed Realty Trust Inc.	9,551	236,865
BKF Capital Group Inc.	1,798	55,612
Boston Private Financial Holdings Inc.	6,051	160,594
Boykin Lodging Co. (a)	3,240	40,241
Brandywine Realty Trust	11,661	362,540
Bristol West Holdings Inc.	3,563	65,025
Brookline Bancorp Inc.	11,981	189,539
Calamos Asset Management Inc. Class A	4,851	119,723
Camden National Corp.	2,200	82,874
Capital Automotive REIT	7,828	303,022
Capital City Bank Group Inc.	2,198	82,887
Capital Corp. of the West	1,829	55,876
Capital Crossing Bank (a)	1,043	36,234
Capital Lease Funding Inc.	4,756	49,225
Capital Southwest Corp.	532	45,310
Capital Trust Inc.	2,914	93,714
Capitol Bancorp Ltd.	2,622	84,953
Cardinal Financial Corp. (a)	4,546	43,869
Cascade Bancorp	5,589	116,754
Cash America International Inc.	6,380	132,385
Cathay General Bancorp	9,799	347,473
Cedar Shopping Centers Inc.	4,575	66,200
Center Financial Corp.	2,181	51,254
Central Coast Bancorp (a)	2,226	47,436
Central Pacific Financial Corp.	6,400	225,152
Ceres Group Inc. (a)	6,836	38,487
Charter Financial Corp.	504	17,181
CharterMac	8,293	170,006
Chemical Financial Corp.	5,407	175,728
Chittenden Corp.	10,102	267,804
Citizens & Northern Corp.	2,268	60,556
Citizens Banking Corp.	9,173	260,513
Citizens Inc. (a)	6,283	40,337
City Bank	3,236	$110,768
City Holding Company	3,671	131,275
Clark Inc.	3,990	67,152
CNA Surety Corp. (a)	2,949	41,935
Coastal Financial Corp.	6,011	90,285
CoBiz Inc.	2,804	52,182
Cohen & Steers Inc.	1,834	36,680
Collegiate Funding Services (a)	2,950	43,690
Colonial Properties Trust	8,385	372,965
Colony Bankcorp Inc.	1,057	28,602
Columbia Bancorp	1,481	59,521
Columbia Banking Systems Inc.	3,691	96,815
Commercial Bankshares Inc.	831	31,237
Commercial Capital Bancorp Inc.	9,833	167,161
Commercial Federal Corp.	9,254	315,932
Commercial Net Lease Realty Inc.	10,101	202,020
Community Bancorp NV (a)	952	31,406
Community Bank System Inc.	6,887	155,646
Community Banks Inc.	4,838	135,996
Community Trust Bancorp Inc.	2,889	92,968
CompuCredit Corp. (a)	4,281	190,162
Consolidated-Tomoka Land Co.	1,442	98,056
Corporate Office Properties Trust	7,575	264,746
Correctional Properties Trust	2,836	83,407
Corus Bankshares Inc.	3,879	212,686
Cousins Properties Inc.	7,738	233,842
Covanta Holding Corp. (a)	21,356	286,811
Crawford & Co.	4,776	37,396
CRIIMI MAE Inc. (a)	3,319	57,120
CVB Financial Corp.	9,588	178,337
Deerfield Triarc Capital Corp.	2,700	37,422
Delphi Financial Group Inc.	6,079	284,497
Delta Financial Corp.	2,147	15,673
DiamondRock Hospitality Co.	4,655	54,696
Dime Community Bancshares	5,969	87,864
Direct General Corp.	4,424	87,286
Donegal Group Inc.	1,777	38,561
Doral Financial Corp.	17,640	230,555
E-LOAN Inc. (a)	11,135	46,656
EastGroup Properties Inc.	5,467	239,181
ECC Capital Corp.	11,452	37,334
Education Realty Trust Inc.	5,125	85,588
EMC Insurance Group Inc.	946	17,075
Encore Capital Group Inc. (a)	3,048	54,376
Enstar Group Inc. (a)	621	40,297
Enterprise Financial Services Corp.	1,476	31,321
Entertainment Properties Trust	5,900	263,317
Equity Inns Inc.	10,397	140,360
Equity Lifestyle Properties Inc.	4,191	188,595
Equity One Inc.	7,146	166,144
eSpeed Inc. (a)	4,901	37,150
EuroBancshares Inc. (a)	4,785	71,344
Extra Space Storage Inc.	7,482	115,073

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Farmers Capital Bank Corp.	2,617	$81,075
FBL Financial Group Inc.	2,898	86,795
Federal Agricultural Mortgage Corp. Class C	2,471	60,144
FelCor Lodging Trust Inc. (a)	11,393	172,604
Fidelity Bankshares Inc.	4,472	136,620
Fieldstone Investment Corp.	9,692	113,009
Financial Federal Corp.	4,237	168,633
Financial Institutions Inc.	1,697	31,242
First Acceptance Corp. (a)	3,695	37,356
First Bancorp (North Carolina)	2,182	43,727
First BanCorp (Puerto Rico)	15,219	257,505
First Busey Corp.	2,579	50,213
First Cash Financial Services Inc. (a)	2,607	68,616
First Charter Corp.	6,028	147,565
First Citizens Bancshares Inc.	1,155	197,101
First Commonwealth Financial Corp.	14,321	190,899
First Community Bancorp (CA)	2,946	140,907
First Community Bancshares Inc.	1,951	57,242
First Defiance Financial Corp.	1,157	31,737
First Financial Bancorp	7,623	141,788
First Financial Bankshares Inc.	3,570	124,343
First Financial Corp. Indiana	2,599	70,173
First Financial Holdings Inc.	2,795	85,862
First Indiana Corp.	2,744	93,488
First Industrial Realty Trust Inc.	8,876	355,484
First Merchants Corp.	3,806	98,309
First Midwest Bancorp Inc.	9,941	370,203
First Niagara Financial Group Inc.	24,141	348,596
First Oak Brook Bancshares Inc.	1,171	35,470
First Place Financial Corp. Ohio	2,615	57,975
First Potomac Realty Trust	4,689	120,507
First Regional Bancorp (a)	471	37,110
First Republic Bank	4,983	175,551
First South Bancorp Inc.	909	30,279
First State Bancorporation	3,227	68,380
FirstFed Financial Corp. (a)	3,782	203,509
Flagstar Bancorp Inc.	6,494	104,553
Flushing Financial Corp.	3,367	55,118
FNB Corp. (PA)	11,479	198,357
FNB Corp. (VA)	1,295	35,846
FPIC Insurance Group Inc. (a)	2,196	79,034
Franklin Bank Corp. (a)	3,685	59,513
Fremont General Corp.	13,256	289,378
Frontier Financial Corp.	4,822	139,838
Gables Residential Trust	6,480	282,852
GAMCO Investors Inc.	1,825	83,676
GB&T Bancshares Inc.	2,432	51,631
Getty Realty Corp.	3,794	109,191
GFI Group Inc. (a)	1,139	46,893
Glacier Bancorp Inc.	7,008	216,337
Gladstone Capital Corp. (a)	2,211	$49,858
Gladstone Investment Corp.	1,800	26,424
Glenborough Realty Trust Inc.	7,475	143,520
Glimcher Realty Trust	8,270	202,367
GMH Communities Trust	5,683	83,370
Gold Banc Corp. Inc.	8,234	122,687
Government Properties Trust Inc.	5,621	55,086
Gramercy Capital Corp.	2,835	67,927
Great American Financial Resources Inc.	1,833	36,660
Great Southern Bancorp Inc.	1,882	56,309
Greater Bay Bancorp	10,701	263,673
Greene County Bancshares Inc.	1,196	30,952
Greenhill & Co. Inc.	2,749	114,606
Hancock Holding Co.	5,726	195,486
Hanmi Financial Corp.	7,930	142,344
Harbor Florida Bancshares Inc.	4,468	162,054
Harleysville Group Inc.	5,232	125,568
Harleysville National Corp.	5,993	131,546
Harris & Harris Group Inc. (a)	3,495	38,795
Heartland Financial USA Inc.	1,943	37,752
Heritage Commerce Corp. (a)	2,304	47,923
Heritage Property Investment Trust	6,372	223,020
Hersha Hospitality Trust	3,925	38,975
Highland Hospitality Corp.	7,684	78,838
Highwoods Properties Inc.	12,169	359,107
Hilb Rogal & Hobbs Co.	7,008	261,539
Home Properties Inc.	6,783	266,233
HomeBanc Corp.	10,562	81,539
Horace Mann Educators Corp.	8,902	176,082
Horizon Financial Corp.	1,734	38,148
Hudson United Bancorp	9,833	416,231
IBERIABANK Corp.	2,035	108,160
IMPAC Mortgage Holdings Inc.	15,885	194,750
Independent Bank Corp. (MA)	3,624	110,097
Independent Bank Corp. (MI)	4,589	133,250
Infinity Property & Casualty Corp.	4,658	163,449
Inland Real Estate Corp.	14,717	230,468
Innkeepers USA Trust	8,115	125,377
Integra Bank Corp.	2,955	64,124
Interchange Financial Services Corp.	3,269	56,423
International Securities Exchange Inc. (a)	2,184	51,106
Investment Technology Group Inc. (a)	9,071	268,502
Investors Real Estate Trust	8,304	78,888
Irwin Financial Corp.	4,549	92,754
ITLA Capital Corp. (a)	1,110	58,264
Jones Lang LaSalle Inc.	7,289	335,731
Kansas City Life Insurance Co.	1,495	76,499
Kearny Financial Corp. (a)	3,806	47,575
Kilroy Realty Corp.	6,449	361,337
Kite Realty Group Trust	5,494	81,970

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
KMG America Corp. (a)	4,199	$33,592
KNBT Bancorp Inc.	7,197	112,057
Knight Capital Group Inc. (a)	23,708	197,013
LaBranche & Co. Inc. (a)	11,499	99,926
Lakeland Bancorp Inc.	3,463	53,088
Lakeland Financial Corp.	1,066	44,079
LandAmerica Financial Group Inc.	3,903	252,329
LaSalle Hotel Properties	6,866	236,534
Lexington Corporate Properties Trust	9,882	232,721
LTC Properties Inc.	4,327	91,732
Luminent Mortgage Capital Inc.	7,264	54,843
Macatawa Bank Corp.	2,013	68,865
MAF Bancorp Inc.	7,350	301,350
Maguire Properties Inc.	8,237	247,522
Main Street Banks Inc.	3,276	87,797
MainSource Financial Group Inc.	2,249	39,875
MarketAxess Holdings Inc. (a)	4,696	63,866
Marlin Business Services Inc. (a)	1,229	28,316
MB Financial Inc.	4,627	180,360
MBT Financial Corp.	2,782	51,272
MCG Capital Corp.	10,158	171,365
Mercantile Bank Corp.	1,411	60,377
MeriStar Hospitality Corp. (a)	17,536	160,104
Metris Companies Inc. (a)	12,458	182,261
MFA Mortgage Investments Inc.	16,169	99,116
Mid-America Apartment Communities Inc.	5,204	242,038
Mid-State Bancshares	4,597	126,463
Midland Co.	2,093	75,411
Midwest Banc Holdings Inc.	2,545	58,840
MoneyGram International Inc.	17,600	382,096
MortgageIT Holdings Inc.	3,769	53,595
Nara Bancorp Inc.	3,884	58,066
NASB Financial Inc.	1,546	61,840
National Financial Partners Corp.	8,063	363,964
National Health Investors Inc.	4,801	132,556
National Penn Bancshares Inc.	6,827	169,924
National Western Life Insurance Co. (a)	422	89,148
Nationwide Health Properties Inc.	13,529	315,226
Navigators Group Inc. (a)	1,746	65,161
NBC Capital Corp.	2,109	52,894
NBT Bancorp Inc.	6,775	159,822
Netbank Inc.	9,193	76,394
NewAlliance Bancshares Inc.	23,606	345,592
Newcastle Investment Corp.	9,414	262,651
Northern Empire Bancshares (a)	1,555	38,751
NorthStar Realty Finance Corp.	3,411	32,029
Northwest Bancorp Inc.	3,737	79,411
Novastar Financial Inc.	5,314	175,309
OceanFirst Financial Corp.	2,205	53,229
Ocwen Financial Corp. (a)	7,912	54,909
Odyssey Re Holdings Corp.	2,046	52,255
Ohio Casualty Corp.	12,759	$346,024
Old National Bancorp	15,287	324,390
Old Second Bancorp Inc.	2,604	77,703
Omega Financial Corp.	2,412	67,608
Omega Healthcare Investors Inc.	10,057	139,993
optionsXpress Holdings Inc.	4,370	83,205
Oriental Financial Group Inc.	4,868	59,584
Pacific Capital Bancorp	9,663	321,681
Park National Corp.	3,054	330,657
Partners Trust Financial Group Inc.	9,712	111,882
Peapack Gladstone Financial Corp.	1,749	47,993
Pennfed Financial Services Inc.	2,346	42,885
Pennsylvania Commerce Bancorp Inc. (a)	826	29,472
Pennsylvania Real Estate Investment Trust	7,731	326,094
Peoples Bancorp Inc.	2,010	55,536
PFF Bancorp Inc.	4,749	143,705
Phoenix Co. Inc.	19,403	236,717
Pinnacle Financial Partners Inc. (a)	1,414	35,605
Piper Jaffray Co. (a)	5,199	155,242
Placer Sierra Bancshares	1,252	34,392
PMA Capital Corp. (a)	6,163	54,111
Post Properties Inc.	8,990	334,877
Premierwest Bancorp (a)	4,381	66,153
Prentiss Properties Trust	9,517	386,390
Presidential Life Corp.	4,357	78,426
PrivateBancorp Inc.	3,508	120,254
ProAssurance Corp. (a)	6,193	289,027
Prosperity Banchares Inc.	4,296	129,954
Provident Bankshares Corp.	6,789	236,121
Provident Financial Services Inc.	16,266	286,282
Provident New York Bancorp	8,070	94,177
PS Business Parks Inc.	4,191	191,948
R&G Financial Corp. Class B	6,599	90,736
RAIT Investment Trust	5,525	157,463
Ramco-Gershenson Properties Trust	4,218	123,123
Redwood Trust Inc.	3,834	186,371
Renasant Corp.	2,411	76,308
Republic Bancorp Inc.	13,985	197,748
Republic Bancorp Inc. (Kentucky)	1,315	27,510
RLI Corp.	4,938	228,432
Rockville Financial Inc. (a)	457	6,096
S&T Bancorp Inc.	5,617	212,323
Safety Insurance Group Inc.	2,328	82,854
Sanders Morris Harris Group Inc.	2,475	40,466
Sandy Spring Bancorp Inc.	2,794	94,158
Santander BanCorp	1,715	42,240
Saul Centers Inc.	2,948	106,099
Saxon Capital Inc.	11,245	133,253
SCBT Financial Corp.	1,814	57,286
Seacoast Banking Corp. of Florida	2,111	49,461

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financials (Cont.)
Security Bank Corp. (Georgia)	1,835	$45,673
Selective Insurance Group Inc.	6,201	303,229
Senior Housing Properties Trust	11,746	223,174
Signature Bank (a)	3,041	82,077
Simmons First National Corp.	2,790	79,571
Sizeler Property Investors Inc.	3,189	38,714
Sound Federal Bancorp Inc.	1,771	29,593
Southside Bancshares Inc.	1,803	34,275
Southwest Bancorp Inc.	2,655	58,330
Sovran Self Storage Inc.	3,973	194,478
Spirit Finance Corp. REIT	13,044	146,745
State Auto Financial Corp.	2,746	86,883
State Bancorp Inc.	2,416	43,295
State Financial Services Corp.	1,049	38,309
Sterling Bancorp NY	4,484	100,935
Sterling Bancshares Inc. TX	8,862	130,360
Sterling Financial Corp. PA	5,009	100,931
Sterling Financial Corp. WA	8,223	185,429
Stewart Information Services Corp.	3,891	199,219
Stifel Financial Corp. (a)	1,788	64,189
Strategic Hotel Capital Inc.	7,993	145,952
Suffolk Bancorp	2,093	66,788
Summit Bancshares Inc. TX	1,885	34,627
Summit Financial Group Inc.	1,517	41,338
Sun Bancorp Inc. (New Jersey) (a)	2,379	50,173
Sun Communities Inc.	4,568	149,648
Sunstone Hotel Investors Inc.	6,512	158,828
Susquehanna Bancshares Inc.	10,183	244,799
SVB Financial Group (a)	7,702	374,625
SWS Group Inc.	3,665	60,106
SY Bancorp Inc.	2,938	69,866
Tanger Factory Outlet Centers Inc.	6,525	181,460
Tarragon Corp. (a)	2,117	39,292
Taubman Centers Inc.	11,018	349,271
Taylor Capital Group Inc.	989	37,404
Technology Investment Capital Corp.	1,682	26,559
Tejon Ranch Co. (a)	1,883	88,501
Texas Capital Bancshares Inc. (a)	4,480	94,752
Texas Regional Bancshares Inc.	8,551	246,183
The Bancorp Inc. (a)	1,678	26,831
The Nasdaq Stock Market Inc. (a)	9,124	231,293
TierOne Corp.	4,419	116,264
Tompkins Trustco Inc.	2,212	95,669
Tower Group Inc.	3,391	51,272
Town & Country Trust	4,799	139,267
TradeStation Group Inc. (a)	4,602	46,664
Trammell Crow Co. (a)	7,593	187,395
Triad Guaranty Inc. (a)	2,194	86,049
Trico Bancshares	2,292	49,324
Trustco Bank Corp. NY	15,010	188,075
Trustmark Corp.	9,759	271,788
Trustreet Properties Inc.	11,317	177,111
U-Store-It Trust	6,381	129,343
UCBH Holdings Inc.	19,079	$349,527
UICI	7,622	274,392
UMB Financial Corp.	3,645	239,404
Umpqua Holdings Corp.	9,666	235,077
Union Bankshares Corp.	1,709	71,402
United Bankshares Inc.	7,959	278,167
United Community Banks Inc.	6,255	178,267
United Community Financial Corp.	5,193	58,265
United Fire & Casualty Co.	3,192	143,991
United PanAm Financial Corp. (a)	960	23,971
United Security Bancshares Inc.	1,632	44,782
Universal American Financial Corp. (a)	5,056	114,973
Universal Health Realty Income Trust	3,155	104,904
Univest Corp. of Pennsylvania	2,236	61,825
Unizan Financial Corp.	4,983	120,638
Urstadt Biddle Properties Inc.	4,604	69,797
USB Holding Co. Inc.	2,999	68,373
USI Holdings Corp. (a)	9,160	118,988
Vineyard National Bancorp	1,556	45,980
Virginia Commerce Bancorp (a)	1,759	47,634
Virginia Financial Group Inc.	1,345	48,487
W Holding Co. Inc.	21,943	209,775
Waddell & Reed Financial Inc.	16,418	317,852
Washington Real Estate Investment Trust	9,002	280,052
Washington Trust Bancorp Inc.	2,456	66,779
WesBanco Inc.	4,714	129,635
West Bancorporation Inc.	3,253	60,246
West Coast Bancorp (Oregon)	3,260	81,500
Westamerica Bancorporation	6,983	360,672
Western Sierra Bancorp (a)	1,441	49,628
Westfield Financial Inc.	2,003	47,071
Wilshire Bancorp Inc.	3,218	49,235
Winston Hotels Inc.	5,007	50,070
Wintrust Financial Corp.	5,386	270,700
World Acceptance Corp. (a)	4,081	103,698
WSFS Financial Corp.	1,335	78,618
Yardville National Bancorp	1,841	64,895
Zenith National Insurance Corp.	3,332	208,883

		54,776,665

Health Care (12.26%)
Aastrom Biosciences Inc. (a)	21,005	49,362
Abaxis Inc. (a)	4,121	53,779
Abgenix Inc. (a)	19,388	245,840
Abiomed Inc. (a)	3,901	39,283
Acadia Pharmaceuticals Inc. (a)	3,334	37,908
Adams Respiratory Therapeutics Inc. (a)	1,200	38,748
Adolor Corp. (a)	8,563	91,453
Advanced Neuromodulation System Inc. (a)	4,271	202,702

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Albany Molecular Research Inc. (a)	5,323	$64,834
Alexion Pharmaceuticals Inc. (a)	7,268	201,178
Align Technology Inc. (a)	12,639	84,934
Alkermes Inc. (a)	19,449	326,743
Alliance Imaging Inc. (a)	4,642	39,689
Allied Healthcare International Inc. (a)	6,192	34,985
Allscripts Healthcare Solution Inc. (a)	7,132	128,519
Alpharma Inc.	9,181	228,331
Amedisys Inc. (a)	3,124	121,836
America Service Group Inc. (a)	2,215	36,747
American Dental Partners Inc. (a)	1,589	53,899
American Healthways Inc. (a)	7,170	304,008
American Medical Systems Holdings Inc. (a)	14,207	286,271
American Retirement Corp. (a)	5,889	110,890
AMICAS Inc. (a)	8,793	47,482
AMN Healthcare Services Inc. (a)	3,095	47,880
Amsurg Corp. (a)	6,104	167,005
Amylin Pharmaceuticals Inc. (a)	22,367	778,148
Analogic Corp.	3,006	151,532
Andrx Corp. (a)	15,467	238,656
Animas Corp. (a)	2,496	39,187
Antigenics Inc. (a)	5,738	31,100
Applera Corp. - Celera Genomics Group (a)	15,697	190,405
Apria Healthcare Group Inc. (a)	10,276	327,907
Arena Pharmaceuticals Inc. (a)	7,158	70,864
Ariad Pharmaceuticals Inc. (a)	11,644	86,515
Arqule Inc. (a)	6,573	51,467
Array Biopharma Inc. (a)	6,478	46,512
Arrow International Inc.	4,273	120,499
Arthrocare Corp. (a)	5,373	216,102
Aspect Medical Systems Inc. (a)	3,362	99,616
Atherogenics Inc. (a)	8,395	134,572
AVANIR Pharmaceuticals Class A (a)	22,336	69,018
Barrier Therapeutics Inc. (a)	3,005	25,212
Bentley Pharmaceuticals Inc. (a)	3,815	45,589
Beverly Enterprises Inc. (a)	22,782	279,079
Bio-Rad Laboratories Inc. (a)	3,596	197,744
Bio-Reference Labs Inc. (a)	2,046	35,375
Bioenvision Inc. (a)	8,333	66,914
BioMarin Pharmaceutical Inc. (a)	14,443	126,087
BioScrip Inc. (a)	7,533	48,964
Biosite Inc. (a)	3,464	214,283
Bruker BioSciences Corp. (a)	7,813	34,221
Caliper Life Sciences Inc. (a)	5,617	39,488
Candela Corp. (a)	4,684	45,997
Cantel Medical Corp. (a)	2,642	55,588
Caraco Pharmaceutical Laboratories Inc. (a)	2,074	18,023
Cell Genesys Inc. (a)	9,214	50,493
Cell Therapeutics Inc. (a)	13,106	37,483
Centene Corp. (a)	9,109	$227,998
Cepheid Inc. (a)	8,630	63,776
Chemed Corp.	5,312	230,222
CNS Inc.	2,918	76,072
Computer Programs & Systems Inc.	1,484	51,257
Conmed Corp. (a)	6,029	168,089
Connetics Corp. (a)	7,433	125,692
Conor Medsystems Inc. (a)	1,863	43,780
Corvel Corp. (a)	1,270	30,429
Cotherix Inc. (a)	2,561	35,726
Cross Country Healthcare Inc. (a)	6,789	126,004
Cubist Pharmaceuticals Inc. (a)	11,766	253,440
CuraGen Corp. (a)	9,887	48,941
Curis Inc. (a)	10,493	48,163
CV Therapeutics Inc. (a)	9,502	254,178
Cyberonics Inc. (a)	4,576	136,548
Cypress Bioscience Inc. (a)	6,601	35,711
Datascope Inc.	2,437	75,596
deCODE genetics Inc. (a)	11,203	93,993
Dendreon Corp. (a)	12,155	81,560
Dendrite International Inc. (a)	9,003	180,870
Diagnostic Products Corp.	4,970	262,068
Digene Corp. (a)	3,624	103,284
Dionex Corp. (a)	4,498	244,016
Discovery Laboratories Inc. (a)	10,902	70,318
Diversa Corp. (a)	4,803	27,809
DJ Orthopedics Inc. (a)	4,702	136,076
Dov Pharmaceutical Inc. (a)	4,649	78,940
Durect Corp. (a)	7,448	51,019
DUSA Pharmaceuticals Inc. (a)	3,498	37,079
Eclipsys Corp. (a)	8,021	143,095
Emageon Inc. (a)	2,837	38,470
Encore Medical Corp. (a)	8,388	39,424
Encysive Pharmaceuticals Inc. (a)	11,958	140,865
Enzo Biochem Inc. (a)	5,661	86,953
Enzon Pharmaceuticals Inc. (a)	9,015	59,769
EPIX Pharmaceutical Inc. (a)	5,025	38,693
eResearch Technology Inc. (a)	10,937	155,196
Exelixis Inc. (a)	16,415	125,903
Eyetech Pharmaceuticals Inc. (a)	8,054	144,650
First Horizon Pharmaceutical Corp. (a)	5,679	112,842
Foxhollow Technologies Inc. (a)	3,121	148,591
Genesis HealthCare Corp. (a)	4,197	169,223
Genitope Corp. (a)	4,911	34,082
Gentiva Health Services Inc. (a)	4,726	85,635
Geron Corp. (a)	11,373	116,801
Greatbatch Inc. (a)	4,656	127,761
GTx Inc. (a)	1,572	14,635
Haemonetics Corp. (a)	4,897	232,754
HealthExtras Inc. (a)	4,591	98,156
HealthTronics Inc. (a)	6,972	69,441
Hi-Tech Pharmacal Co. Inc. (a)	1,072	32,246
Hologic Inc. (a)	4,968	286,902

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Hooper Holmes Inc.	13,139	$51,636
Horizon Health Corp. (a)	2,132	57,926
Human Genome Sciences Inc. (a)	27,590	374,948
I-Flow Corp. (a)	4,102	56,238
ICOS Corp. (a)	13,951	385,327
ICU Medical Inc. (a)	2,832	81,448
Idenix Pharmaceuticals Inc. (a)	2,569	64,482
IDX Systems Corp. (a)	5,440	234,899
Illumina Inc. (a)	7,436	95,255
Immucor Inc. (a)	9,357	256,756
Immunogen Inc. (a)	8,543	62,706
Incyte Corp. (a)	16,954	79,684
Inspire Pharmaceuticals Inc. (a)	8,639	65,656
Integra LifeSciences Holdings Corp. (a)	4,527	173,203
Intermagnetics General Corp. (a)	5,928	165,628
InterMune Inc. (a)	6,089	100,773
IntraLase Corp. (a)	2,658	39,099
Introgen Therapeutics Inc. (a)	3,769	19,674
Intuitive Surgical Inc. (a)	7,412	543,225
Invacare Corp.	6,904	287,690
Inverness Medical Innovations Inc. (a)	4,597	121,958
IRIS International Inc. (a)	3,416	62,991
Isis Pharmaceuticals Inc. (a)	11,802	59,600
ISTA Pharmaceuticals Inc. (a)	2,725	18,094
Kensey Nash Corp. (a)	1,900	58,254
Keryx Biopharmaceuticals Inc. (a)	5,723	90,194
Kindred Healthcare Inc. (a)	6,385	190,273
KV Pharmaceutical Co. (a)	7,980	141,805
Kyphon Inc. (a)	6,397	281,084
LabOne Inc. (a)	4,134	179,829
Laserscope (a)	4,321	121,766
LCA-Vision Inc.	4,305	159,802
Lexicon Genetics Inc. (a)	13,560	53,969
Lifecell Corp. (a)	6,730	145,570
Lifeline Systems Inc. (a)	2,482	82,973
Luminex Corp. (a)	5,338	53,594
Magellan Health Services Inc. (a)	5,653	198,703
MannKind Corp. (a)	4,655	63,727
Martek Biosciences Corp. (a)	7,037	247,210
Matria Healthcare Inc. (a)	4,178	157,720
Maxygen Inc. (a)	5,179	42,934
Medarex Inc. (a)	23,200	220,864
Medcath Corp. (a)	1,456	34,580
Medicines Co. (a)	10,810	248,738
Medicis Pharmaceutical Corp.	11,235	365,812
Mentor Corp.	8,813	484,803
Merge Technologies Inc. (a)	3,377	57,713
Meridian Bioscience Inc.	3,472	71,870
Merit Medical Systems Inc. (a)	5,497	97,517
MGI Pharma Inc. (a)	15,597	363,566
Molecular Devices Corp. (a)	3,464	72,363
Molina Healthcare Inc. (a)	2,529	63,200
Momenta Pharmaceuticals Inc. (a)	2,211	60,250
Monogram Biosciences Inc. (a)	25,043	$58,851
Myogen Inc. (a)	4,721	110,943
Myriad Genetics Inc. (a)	6,970	152,364
Nabi Biopharmaceuticals (a)	12,111	158,654
Nanogen Inc. (a)	11,343	36,411
Nastech Pharmaceutical Co. Inc. (a)	3,643	51,512
National Healthcare Corp.	1,573	55,055
NDCHealth Corp.	7,957	150,546
Nektar Therapeutics (a)	18,299	310,168
Neopharm Inc. (a)	3,902	48,385
Neurocrine Biosciences Inc. (a)	8,138	400,308
Neurogen Corp. (a)	4,676	32,171
Neurometrix Inc. (a)	1,174	34,950
New River Pharmaceuticals Inc. (a)	1,258	60,309
NitroMed Inc. (a)	2,828	50,904
Northfield Laboratories Inc. (a)	4,852	62,591
Noven Pharmaceuticals Inc. (a)	4,841	67,774
NPS Pharmaceuticals Inc. (a)	9,021	91,202
NuVasive Inc. (a)	3,122	58,506
Nuvelo Inc. (a)	8,621	82,762
OCA Inc. (a)	8,686	13,029
Occulogix Inc. (a)	2,338	14,940
Odyssey HealthCare Inc. (a)	7,813	132,587
Onyx Pharmaceuticals Inc. (a)	7,869	196,568
Option Care Inc.	4,370	63,977
OraSure Technologies Inc. (a)	9,275	87,463
Orchid Cellmark Inc. (a)	5,062	43,027
Owens & Minor Inc.	8,665	254,318
Pain Therapeutics Inc. (a)	5,659	35,595
PainCare Holdings Inc. (a)	8,897	33,364
Palomar Medical Technologies Inc. (a)	3,479	91,254
Par Pharmaceutical Cos Inc. (a)	7,521	200,209
Parexel International Corp. (a)	5,567	111,841
Parkway Properties Inc.	3,645	171,023
Pediatrix Medical Group Inc. (a)	4,876	374,574
Penwest Pharmaceutical Co. (a)	4,749	83,250
Per-Se Technologies Inc. (a)	5,223	107,907
Pharmion Corp. (a)	5,571	121,504
Phase Forward Inc. (a)	4,407	48,169
PolyMedica Corp.	5,688	198,739
Pozen Inc. (a)	5,499	60,434
PRA International (a)	2,733	82,837
Priority Healthcare Corp. (a)	7,849	218,673
Progenics Pharmaceuticals Inc. (a)	4,339	102,878
PSS World Medical Inc. (a)	13,233	176,528
Psychiatric Solutions Inc. (a)	5,037	273,157
Radiation Therapy Services Inc. (a)	2,242	71,430
Regeneron Pharmaceutical Inc. (a)	8,282	78,596
RehabCare Group Inc. (a)	3,594	73,749
Renovis Inc. (a)	3,970	53,714
Res-Care Inc. (a)	4,088	62,914
Rigel Pharmaceuticals Inc. (a)	5,499	130,711
Salix Pharmaceuticals Ltd. (a)	8,075	171,594

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Savient Pharmaceuticals Inc. (a)	12,578	$47,419
Seattle Genetics Inc. (a)	6,728	35,322
Senomyx Inc. (a)	4,360	74,251
Serologicals Corp. (a)	7,599	171,433
SFBC International Inc. (a)	3,995	177,338
Somanetics Corp. (a)	3,180	79,500
SonoSite Inc. (a)	3,369	99,992
Specialty Laboratories Inc. (a)	1,407	18,615
StemCells Inc. (a)	17,898	98,797
Stereotaxis Inc. (a)	2,835	21,007
STERIS Corp.	14,404	342,671
Sunrise Senior Living Inc. (a)	3,632	242,400
SuperGen Inc. (a)	11,834	74,554
SurModics Inc. (a)	3,100	119,939
Sybron Dental Specialties Inc. (a)	8,203	341,081
Symbion Inc. (a)	3,505	90,674
Symmetry Medical Inc. (a)	1,708	40,480
Tanox Inc. (a)	5,339	78,216
Telik Inc. (a)	11,423	186,880
Tercica Inc. (a)	2,209	24,918
ThermoGenesis Corp. (a)	17,548	93,004
Thoratec Corp. (a)	9,930	176,357
Trimeris Inc. (a)	3,664	56,206
TriPath Imaging Inc. (a)	6,116	43,179
TriZetto Group Inc. (a)	8,672	122,449
United Surgical Partners International Inc. (a)	9,339	365,248
United Therapeutics Corp. (a)	4,905	342,369
US Physical Therapy Inc. (a)	2,423	44,002
Varian Inc. (a)	7,335	251,737
Ventana Medical Systems Inc. (a)	6,396	243,496
Ventiv Health Inc. (a)	5,756	150,865
Vertex Pharmaceuticals Inc. (a)	20,228	452,096
Viasys Healthcare Inc. (a)	6,734	168,283
VistaCare Inc. Class A (a)	2,671	38,649
Vital Images Inc. (a)	2,690	59,879
Vital Signs Inc.	1,124	51,805
WellCare Health Plans Inc. (a)	3,990	147,829
West Pharmaceutical Services Inc.	6,349	188,375
Wright Medical Group Inc. (a)	6,145	151,659
Young Innovations Inc.	989	37,444
Zoll Medical Corp. (a)	2,133	55,991
Zymogenetics Inc. (a)	6,895	113,767

		32,522,361

Industrials (14.55%)
3D Systems Corp. (a)	2,472	54,953
Aaon Inc. (a)	1,688	31,025
AAR Corp. (a)	6,603	113,440
ABM Industries Inc.	8,235	171,370
ABX Air Inc. (a)	12,011	98,490
Accuride Corp. (a)	2,167	29,926
Actuant Corp. Class A	5,850	$273,780
Acuity Brands Inc.	9,662	286,672
Administaff Inc.	4,499	178,790
Advisory Board Co. (a)	4,178	217,423
AGCO Corp. (a)	19,092	347,474
Airtran Holdings Inc. (a)	17,667	223,664
Alamo Group Inc.	1,211	24,002
Alaska Air Group Inc. (a)	6,217	180,666
Albany International Corp. Class A	6,551	241,535
Amerco Inc. (a)	2,088	121,501
American Ecology Corp.	2,546	49,953
American Reprographics Co. (a)	2,621	44,819
American Science & Engineering Inc. (a)	1,681	110,257
American Superconductor Corp. (a)	6,450	66,758
American Woodwork Corp.	2,270	76,272
Ameron International Corp.	2,352	109,133
Angelica Corp.	2,279	40,680
AO Smith Corp.	3,629	103,427
Apogee Enterprises Inc.	5,536	94,666
Applied Industrial Technologies Inc.	6,233	223,640
Applied Signal Technology Inc.	2,502	47,738
ARGON ST Inc. (a)	1,763	51,726
Arkansas Best Corp.	4,490	156,566
Armor Holdings Inc. (a)	7,133	306,790
Artesyn Technologies Inc. (a)	7,609	70,764
Asset Acceptance Capital Corp. (a)	1,799	53,916
Astec Industries Inc. (a)	3,414	96,923
ASV Inc. (a)	3,574	80,951
Aviall Inc. (a)	7,189	242,844
Badger Meter Inc.	1,115	43,864
Baldor Electric Co.	6,997	177,374
Banta Corp.	5,410	275,315
Barnes Group Inc.	3,872	138,850
BE Aerospace Inc. (a)	11,694	193,770
Beacon Roofing Supply Inc. (a)	3,457	112,940
BlueLinx Holdings Inc.	1,935	26,006
Bowne & Co. Inc.	7,365	105,246
Brady Corp.	8,679	268,528
Briggs & Stratton Corp.	10,880	376,339
Bucyrus International Inc. Class A	4,314	211,947
Builders Firstsource Inc. (a)	1,300	29,029
C&D Technologies Inc.	6,089	57,298
Cascade Corp.	2,662	129,639
Casella Waste Systems Inc. (a)	3,945	51,798
CBIZ Inc. (a)	12,236	62,404
CDI Corp.	3,305	97,630
Central Parking Corp.	5,229	78,174
Cenveo Inc. (a)	10,071	104,436
Ceradyne Inc. (a)	5,420	198,806
CIRCOR International Inc.	3,721	102,141
Clacor Inc.	10,667	306,356

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Clean Harbors Inc. (a)	3,135	$106,433
Coinstar Inc. (a)	5,368	99,362
Color Kinetics Inc. (a)	2,647	39,705
Comfort Systems USA Inc. (a)	7,873	69,361
Commercial Vehicle Group Inc. (a)	2,559	53,585
CompX International Inc.	818	13,415
COMSYS IT Partners Inc. (a)	2,545	31,074
Consolidated Graphics Inc. (a)	2,701	116,278
Continental Airlines Inc. (a)	14,520	140,263
Corrections Corporation of America (a)	8,736	346,819
CoStar Group Inc. (a)	3,588	167,631
Covenant Transport Inc. (a)	1,737	21,018
CRA International Inc. (a)	2,415	100,681
Crane Co.	11,565	343,943
Cubic Corp.	3,065	52,473
Curtiss-Wright Corp.	4,714	290,901
DeVry Inc. (a)	12,259	233,534
DHB Industries Inc. (a)	5,546	23,238
DiamondCluster International Inc. (a)	6,059	45,927
Dollar Thrifty Automotive Group Inc. (a)	5,712	192,323
DRS Technologies Inc.	5,545	273,701
Duratek Inc. (a)	2,882	52,683
Dycom Industries Inc. (a)	11,033	223,087
Dynamex Inc. (a)	2,404	37,599
Dynamic Materials Corp.	927	40,695
EDO Corp.	3,364	101,021
EGL Inc. (a)	9,499	257,898
Electro Rent Corp. (a)	3,606	45,363
ElkCorp	4,211	150,627
EMCOR Group Inc. (a)	3,653	216,623
Encore Wire Corp. (a)	3,295	53,577
Energy Conversion Devices Inc. (a)	4,914	220,540
EnerSys (a)	10,023	152,049
Engineered Support Systems Inc.	8,593	352,657
Ennis Inc.	5,532	92,938
EnPro Industries Inc. (a)	4,648	156,591
ESCO Technologies Inc. (a)	5,210	260,865
Essex Corp. (a)	3,532	76,538
Esterline Technologies Corp. (a)	5,548	210,214
Evergreen Solar Inc. (a)	8,070	75,293
Exponent Inc. (a)	1,563	49,063
ExpressJet Holdings Inc. (a)	8,911	79,932
Federal Signal Corp.	10,434	178,317
First Advantage Corp. Class A (a)	601	17,669
Flanders Corp. (a)	2,643	32,086
Florida East Coast Industries Inc.	7,066	320,019
Flowserve Corp. (a)	12,160	442,016
Forward Air Corp.	6,908	254,491
Franklin Electric Co. Inc.	4,498	186,172
Freightcar America Inc.	2,060	84,007
Frontier Airlines Inc. (a)	7,426	72,626
Frozen Food Express Industries (a)	3,207	33,641
FTI Consulting Inc. (a)	8,962	226,380
FuelCell Energy Inc. (a)	9,710	$106,519
G&K Services Inc. Class A	4,280	168,589
Gardner Denver Inc. (a)	5,784	257,966
GATX Corp.	10,098	399,376
Gehl Co. (a)	2,079	57,942
GenCorp Inc. (a)	11,026	205,635
General Cable Corp. (a)	8,522	143,170
Genesee & Wyoming Inc. (a)	4,859	154,030
Genlyte Group Inc. (a)	5,044	242,516
Geo Group Inc. (a)	2,360	62,540
Global Power Equipment Group Inc. (a)	7,258	51,750
GrafTech International Ltd. (a)	20,027	108,747
Granite Construction Inc.	7,405	283,167
Greenbrier Companies Inc.	1,407	46,769
Griffon Corp. (a)	6,097	149,986
Healthcare Services Group Inc.	5,394	103,835
Heartland Express Inc.	9,845	200,247
Heico Corp.	4,678	108,530
Heidrick & Struggles International Inc. (a)	4,612	149,337
Herley Industries Inc. (a)	2,580	48,065
Hexcel Corp. (a)	12,374	226,320
Hub Group Inc. (a)	4,187	153,705
Hudson Highland Group Inc. (a)	5,246	130,993
Hughes Supply Inc.	14,151	461,323
Huron Consulting Group Inc. (a)	1,336	35,832
Huttig Building Products Inc. (a)	2,741	24,806
II-VI Inc. (a)	4,798	85,117
IKON Office Solutions Inc.	23,789	237,414
Imagistics International Inc. (a)	3,720	155,682
Infrasource Services Inc. (a)	3,004	43,708
Innovative Solutions & Support Inc. (a)	2,716	42,180
Insituform Technologies Inc. (a)	6,256	108,166
Interline Brands Inc. (a)	3,239	68,051
Interpool Inc.	1,554	28,361
Ionatron Inc. (a)	4,995	50,350
Jackson Hewitt Tax Service Inc.	7,692	183,916
Jacuzzi Brands Inc. (a)	15,590	125,655
JLG Industries Inc.	10,621	388,622
John H Harland Co.	5,490	243,756
K&F Industries Holdings Inc. (a)	1,800	30,114
Kadant Inc. (a)	2,958	59,337
Kaman Corp.	4,446	90,921
Kansas City Southern (a)	16,872	393,286
Kaydon Corp.	6,432	182,733
Kelly Services Inc. Class A	4,016	123,131
Kennametal Inc.	8,169	400,608
Kforce Inc. (a)	6,526	67,218
Kirby Corp. (a)	4,676	231,135
Knight Transportation Inc.	7,864	191,567
Knoll Inc.	2,044	37,507
Korn/Ferry International (a)	7,533	123,466
LaBarge Inc. (a)	2,082	26,899

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
Labor Ready Inc. (a)	11,310	$290,102
Lawson Products Inc.	881	32,350
Layne Christensen Co. (a)	1,926	45,357
Learning Tree International Inc. (a)	1,775	23,430
LECG Corp. (a)	3,328	76,544
Lennox International Inc.	11,024	302,168
Lincoln Electric Holdings Inc.	7,827	308,384
Lindsay Manufacturing Co.	2,998	65,986
LSI Industries Inc.	3,890	73,910
MAIR Holdings Inc. (a)	2,313	13,485
Manitowoc Inc.	6,496	326,424
Marten Transport Ltd. (a)	2,106	53,282
MasTec Inc. (a)	5,781	63,013
McGrath Rentcorp	4,140	117,286
Medis Technologies Ltd. (a)	2,994	53,742
Mercury Computer Systems Inc. (a)	4,370	114,713
Mesa Air Group Inc. (a)	6,085	50,201
Middleby Corp. (a)	1,217	88,233
Mine Safety Appliances Co.	5,918	229,027
Mobile Mini Inc. (a)	3,447	149,427
Moog Inc. (a)	8,043	237,429
MTC Technologies Inc. (a)	2,214	70,804
Mueller Industries Inc.	7,811	216,911
NACCO Industries Inc.	1,036	118,570
Navigant Consulting Inc. (a)	10,648	204,016
NCI Building Systems Inc. (a)	4,732	193,018
NCO Group Inc. (a)	7,213	149,021
Nordson Corp.	5,872	223,312
Nuco2 Inc. (a)	2,161	55,646
Odyssey Marine Exploration Inc. (a)	7,616	28,103
Old Dominion Freight Line Inc. (a)	4,050	135,635
Orbital Sciences Corp. (a)	11,766	147,075
Pacer International Inc.	8,005	211,012
Perini Corp. (a)	3,918	71,308
PHH Corp. (a)	11,802	324,083
PICO Holdings Inc. (a)	1,747	61,390
Pike Electric Corp. (a)	2,200	41,206
Pinnacle Airlines Corp. (a)	3,894	25,311
Plug Power Inc. (a)	9,483	64,484
Portfolio Recovery Associates Inc. (a)	3,183	137,442
Powell Industries Inc. (a)	1,335	29,223
Power-One Inc. (a)	16,208	89,792
PRG-Schultz International Inc. (a)	8,307	25,004
Quanta Services Inc. (a)	24,315	310,259
RailAmerica Inc. (a)	7,536	89,678
Raven Industries Inc.	3,192	93,366
Regal-Beloit Corp.	5,522	179,134
Republic Airways Holdings Inc. (a)	2,432	34,802
Resources Connection Inc. (a)	10,483	310,611
Robbins & Myers Inc.	3,329	74,836
Rollins Inc.	5,995	117,022
Rush Enterprises Inc. Class A (a)	4,212	64,359
Schawk Inc.	2,582	51,614
School Speciality Inc. (a)	7,764	$378,728
SCS Transportation Inc. (a)	3,235	50,822
Sequa Corp. (a)	1,571	92,689
Shaw Group Inc. (a)	16,211	399,763
Simpson Manufacturing Co. Inc.	8,057	315,351
SIRVA Inc. (a)	5,803	43,290
Skywest Inc.	12,221	327,767
Sourcecorp (a)	3,544	75,983
Spherion Corp. (a)	12,793	97,227
Standard Register Co.	3,596	53,760
Standex International Corp.	2,827	74,435
Stewart & Stevenson Services Inc.	6,304	150,350
Sun Hydraulics Corp.	1,359	33,024
Sypris Solutions Inc.	1,749	18,784
Tecumseh Products Co.	4,237	91,180
Teledyne Technologies Inc. (a)	7,059	243,324
TeleTech Holdings Inc. (a)	7,505	75,200
Tennant Co.	1,888	77,370
Tetra Tech Inc. (a)	11,551	194,288
The Gormann-Rupp Co.	1,784	42,905
The Providence Service Corp. (a)	1,899	58,090
Titan International Inc.	2,878	39,515
Tredegar Corp.	5,799	75,445
Trex Co. Inc. (a)	2,934	70,416
Trinity Industries Inc.	8,971	363,236
Triumph Group Inc. (a)	3,682	136,860
TRM Corp. (a)	2,216	33,661
TurboChef Technologies Inc. (a)	2,930	45,679
UAP Holding Corp.	6,821	123,460
Ultralife Batteries Inc. (a)	3,061	39,548
United Industrial Corp.	2,265	80,974
United Rentals Inc. (a)	14,725	290,230
United Stationers Inc. (a)	7,254	347,176
Universal Forest Products Inc.	3,210	183,997
URS Corp. (a)	8,989	363,066
US Xpress Enterprises Inc. Class A (a)	2,474	28,847
USA Truck Inc. (a)	1,106	27,982
Valence Technology Inc. (a)	26,436	71,642
Valmont Industries Inc.	3,832	112,508
Viad Corp.	5,162	141,181
Vicor Corp.	3,808	57,691
Volt Information Sciences Inc. (a)	1,869	37,978
Wabash National Corp.	6,751	132,725
Wabtec Corp.	9,741	265,735
Walter Industries Inc.	7,598	371,694
Washington Group International Inc. (a)	5,772	311,053
Waste Connections Inc. (a)	9,560	335,365
Waste Services Inc. (a)	13,072	48,366
Water Pik Technology Inc. (a)	2,424	49,207
Watsco Inc.	4,699	249,564
Watson Wyatt & Co. Holdings	7,133	192,234
Watts Water Technologies Inc.	5,524	159,367
Werner Enterprises Inc.	11,026	190,640

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Industrials (Cont.)
WESCO International Inc. (a)	6,928	$234,651
Woodward Governor Co.	1,985	168,824
World Air Holdings Inc. (a)	4,760	50,456
York International Corp.	9,118	511,246

		38,585,050

Information Technology (17.50%)
3Com Corp. (a)	78,171	318,938
Actel Corp. (a)	5,237	75,727
Acxiom Corp.	18,925	354,276
Adaptec Inc. (a)	22,524	86,267
ADE Corp. (a)	2,496	56,110
Adtran Inc.	14,252	448,938
Advanced Digital Information Corp. (a)	12,886	121,128
Advanced Energy Industries Inc. (a)	5,833	62,763
Advent Software Inc. (a)	6,305	169,857
Aeroflex Inc. (a)	15,209	142,356
Agile Software Corp. (a)	10,523	75,450
Agilysys Inc.	6,260	105,418
Airspan Networks Inc. (a)	3,376	16,981
Altiris Inc. (a)	5,210	79,661
AMIS Holdings Inc. (a)	8,950	106,147
Amkor Technology Inc. (a)	20,364	89,194
Anaren Inc. (a)	3,946	55,639
Anixter International Inc. (a)	7,196	290,215
Ansoft Corp. (a)	1,492	43,417
Ansys Inc. (a)	6,583	253,380
Anteon International Corp. (a)	5,903	252,412
Applied Digital Solutions Inc. (a)	24,855	70,837
Applied Films Corp. (a)	3,245	68,145
Applied Micro Circuits Corp. (a)	62,850	188,550
aQuantive Inc. (a)	11,639	234,293
Ariba Inc. (a)	14,294	81,476
Arris Group Inc. (a)	21,293	252,535
AsiaInfo Holdings Inc. (a)	7,388	35,832
Aspen Technology Inc. (a)	8,420	52,625
Asyst Technologies Inc. (a)	9,475	44,154
Atari Inc. (a)	9,647	13,892
Atheros Communications (a)	7,023	68,544
Atmel Corp. (a)	86,321	177,821
ATMI Inc. (a)	8,488	263,128
August Technology Corp. (a)	4,290	45,774
Autobytel Inc. (a)	8,631	43,241
Avocent Corp. (a)	10,974	347,217
Axcelis Technologies Inc. (a)	20,486	106,937
Bankrate Inc. (a)	1,983	54,394
BearingPoint Inc. (a)	37,622	285,551
BEI Technologies Inc.	2,507	87,720
Bel Fuse Inc.	2,770	100,911
Belden CDT Inc.	10,131	196,845
Bell Microproducts Inc. (a)	5,897	59,147
Benchmark Electronics Inc. (a)	9,318	280,658
Black Box Corp.	3,955	$165,952
Blackbaud Inc.	1,810	25,648
Blackboard Inc. (a)	4,091	102,316
Blue Coat Systems Inc. (a)	2,439	106,048
Borland Software Corp. (a)	16,101	93,708
Bottomline Technologies Inc. (a)	2,531	38,193
Brightpoint Inc. (a)	6,201	118,687
Brocade Communications Systems Inc. (a)	56,055	228,704
Brooks Automation Inc. (a)	9,555	127,368
C-COR Inc. (a)	9,769	65,941
Cabot Microelectronics Corp. (a)	5,561	163,382
Catapult Communications Corp. (a)	2,264	41,522
CCC Information Services Group Inc. (a)	2,637	68,905
Checkpoint Systems Inc. (a)	8,609	204,205
Ciber Inc. (a)	10,743	79,820
Ciena Corp. (a)	117,148	309,271
Cirrus Logic Inc. (a)	17,397	132,043
Click Commerce Inc. (a)	1,703	31,216
CMGI Inc. (a)	99,056	165,424
CNET Networks Inc. (a)	27,483	372,944
Cogent Inc. (a)	5,071	120,436
Cognex Corp.	9,161	275,471
Coherent Inc. (a)	6,850	200,568
Cohu Inc.	4,608	108,979
CommScope Inc. (a)	12,229	212,051
Comtech Telecommunications Corp. (a)	4,597	190,638
Concur Technologies Inc. (a)	5,797	71,709
Conexant Systems Inc. (a)	96,060	171,947
Covansys Corp. (a)	6,236	99,527
Credence Systems Corp. (a)	18,741	149,553
CSG Systems International Inc. (a)	10,965	238,050
CTS Corp.	7,641	92,456
Cyberguard Corp. (a)	4,292	35,409
CyberSource Corp. (a)	5,429	35,723
Cymer Inc. (a)	8,176	256,072
Cypress Semiconductor Corp. (a)	28,085	422,679
Daktronics Inc.	3,026	72,563
Digi International Inc. (a)	4,548	48,800
Digital Insight Corp. (a)	7,890	205,613
Digital River Inc. (a)	7,311	254,788
Digitas Inc. (a)	18,274	207,593
Diodes Inc. (a)	2,129	77,198
Ditech Communications Corp. (a)	6,377	42,981
Dot Hill Systems Corp. (a)	8,861	59,635
DSP Group Inc. (a)	6,224	159,708
DTS Inc. (a)	3,884	65,407
Earthlink Inc. (a)	26,132	279,612
Echelon Corp. (a)	5,844	53,823
eCollege.com Inc. (a)	3,627	53,897
eFunds Corp. (a)	9,897	186,361
Electro Scientific Industries Inc. (a)	6,738	150,662
Electronics for Imaging Inc. (a)	11,808	270,876

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Emcore Corp. (a)	7,481	$45,784
Emulex Corp. (a)	18,088	365,558
Endwave Corp. (a)	1,377	17,763
Entegris Inc. (a)	24,993	282,421
Entrust Inc. (a)	12,536	70,202
Epicor Software Corp. (a)	11,314	147,082
EPIQ Systems Inc. (a)	2,560	55,859
Equinix Inc. (a)	3,657	152,314
Euronet Worldwide Inc. (a)	6,781	200,650
Exar Corp. (a)	8,467	118,707
Excel Technology Inc. (a)	2,546	65,407
Extreme Networks Inc. (a)	24,764	110,200
Factset Research Systems Inc.	7,571	266,802
Fairchild Semiconductor International Inc. (a)	25,912	385,052
FalconStor Software Inc. (a)	6,416	38,881
Fargo Electronics Inc. (a)	2,567	44,845
FARO Technologies Inc. (a)	2,272	44,281
FEI Co. (a)	5,286	101,755
FileNet Corporation (a)	8,973	250,347
Finisar Corp. (a)	37,775	51,752
Formfactor Inc. (a)	7,669	175,007
Forrester Research Inc. (a)	3,052	63,543
Foundry Networks Inc. (a)	26,254	333,426
Gartner Inc. (a)	12,451	145,552
Gateway Inc. (a)	52,295	141,196
Genesis Microchip Inc. (a)	7,207	158,194
Gevity HR Inc.	5,878	160,117
Glenayre Technologies Inc. (a)	13,615	48,878
Global Imaging Systems Inc. (a)	5,326	181,350
GlobeTel Communications Corp. (a)	13,028	18,891
Greenfield Online Inc. (a)	3,326	18,093
Harmonic Inc. (a)	14,854	86,450
Helix Technology Corp.	6,121	90,285
Homestore Inc. (a)	30,208	131,405
Hutchinson Technology Inc. (a)	5,628	147,003
Hypercom Corp. (a)	10,941	71,335
Identix Inc.	18,125	85,187
iGate Corp. (a)	6,126	22,237
Imation Corp.	7,459	319,767
Infocrossing Inc. (a)	4,111	37,780
Informatica Corp. (a)	18,108	217,658
Infospace Inc.	7,635	182,247
InfoUSA Inc. (a)	6,625	70,357
Integral Systems Inc.	1,983	40,929
Integrated Device Technology Inc. (a)	41,187	442,348
Integrated Silicon Solution Inc. (a)	7,457	62,639
Inter-Tel Inc.	4,985	104,685
InterDigital Communications Corp. (a)	11,730	230,377
Intergraph Corp. (a)	7,136	319,051
Intermix Media Inc. (a)	6,520	77,979
International DisplayWorks Inc. (a)	6,550	38,907
Internet Capital Group Inc. (a)	10,321	$90,928
Internet Security Systems Inc. (a)	8,756	210,232
Intervideo Inc. (a)	2,033	20,391
InterVoice Inc. (a)	7,577	68,269
Interwoven Inc. (a)	8,361	68,309
Intevac Inc. (a)	4,432	45,694
Intrado Inc. (a)	3,829	69,037
iPass Inc. (a)	10,928	58,793
iPayment Inc. (a)	2,858	108,147
Itron Inc. (a)	4,909	224,145
iVillage Inc. (a)	9,689	70,342
Ixia (a)	7,003	103,014
IXYS Corp. (a)	5,114	54,004
j2 Global Communications Inc. (a)	5,008	202,423
Jack Henry & Associates Inc.	14,996	290,922
JAMDAT Mobile Inc. (a)	2,390	50,190
JDA Software Group Inc. (a)	5,832	88,530
Jupitermedia Corp. (a)	4,462	79,022
Kanbay International Inc. (a)	5,280	99,264
Keane Inc. (a)	10,500	120,015
Keithley Instruments Inc.	2,871	41,917
Kemet Corp. (a)	17,496	146,616
Keynote Systems Inc. (a)	3,902	50,648
Komag Inc. (a)	6,061	193,710
Kopin Corp. (a)	14,401	100,087
Kronos Inc. (a)	7,073	315,739
Kulicke & Soffa Industries Inc. (a)	10,528	76,328
Landauer Inc.	1,980	97,020
Lattice Semiconductor Corp. (a)	23,993	102,690
Lawson Software Inc. (a)	12,284	85,251
Leadis Technology Inc. (a)	3,727	25,530
LeCroy Corp. (a)	2,459	36,516
Lexar Media Inc. (a)	16,245	103,968
Lionbridge Technologies Inc. (a)	10,492	70,821
Littelfuse Inc. (a)	5,137	144,504
LoJack Corp. (a)	3,414	72,172
LTX Corp. (a)	13,169	55,573
Macrovision Corp. (a)	11,354	216,861
Magma Design Automation Inc. (a)	7,069	57,400
Majesco Entertainment Co. (a)	3,196	4,251
Manhattan Associates Inc. (a)	6,305	146,276
ManTech International Corp. (a)	3,737	98,694
Mapinfo Corp. (a)	4,141	50,727
Marchex Inc. Class B (a)	4,072	67,432
MatrixOne Inc. (a)	10,531	55,393
Mattson Technology Inc. (a)	8,752	65,728
MAXIMUS Inc.	4,313	154,190
Maxtor Corp. (a)	53,539	235,572
McDATA Corporation (a)	30,333	158,945
Measurement Specialties Inc. (a)	2,400	50,880
Mentor Graphics Corp. (a)	15,926	136,964
Methode Electronics Inc.	7,267	83,716
Metrologic Instruments Inc. (a)	2,608	47,440

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Micrel Inc. (a)	13,895	$156,041
Micromuse Inc. (a)	16,366	128,964
Micros Systems Inc. (a)	8,308	363,475
Microsemi Corp. (a)	13,416	342,645
MicroStrategy Inc. (a)	3,325	233,714
Microtune Inc. (a)	10,677	66,518
Midway Games Inc. (a)	9,223	140,097
MIPS Technologies Inc. (a)	8,620	58,875
MKS Instruments Inc. (a)	7,278	125,400
Mobility Electronics Inc. (a)	5,404	57,607
Monolithic Power Systems Inc. (a)	3,525	29,927
Motive Inc. (a)	4,378	27,757
MPS Group Inc. (a)	21,125	249,275
MRO Software Inc. (a)	4,098	69,010
MRV Communications Inc. (a)	21,088	44,917
MTS Systems Corp.	4,457	168,341
Multi-Fineline Electronix Inc. (a)	1,634	47,827
Ness Technologies Inc. (a)	3,805	38,050
Netgear Inc. (a)	6,848	164,763
NetIQ Corp. (a)	11,896	145,607
Netlogic Microsystems Inc. (a)	2,544	54,925
Netratings Inc. (a)	2,796	42,555
NetScout Systems Inc. (a)	4,807	26,102
Newport Corp. (a)	8,918	124,228
NIC Inc. (a)	6,806	44,579
Novatel Wireless Inc. (a)	6,780	98,107
Omnivision Technologies Inc. (a)	11,680	147,402
ON Semiconductor Corp. (a)	29,337	151,672
Online Resources Corp. (a)	4,318	45,684
Open Solutions Inc. (a)	4,228	92,255
Openwave Systems Inc. (a)	15,252	274,231
Oplink Communications Inc. (a)	21,080	32,042
Opsware Inc. (a)	15,060	78,161
OSI Systems Inc. (a)	3,165	50,007
Packeteer Inc. (a)	7,394	92,795
Palm Inc. (a)	9,246	261,939
PAR Technology Corp. (a)	804	18,492
Parametric Technology Corp. (a)	55,485	386,730
Park Electrochemical Corp.	4,388	116,940
Paxar Corp. (a)	7,154	120,545
PDF Solutions Inc. (a)	3,699	61,403
Pegasus Solutions Inc. (a)	4,909	44,083
Pericom Semiconductor Corp. (a)	5,309	46,932
Perot Systems Corp. (a)	17,015	240,762
Phoenix Technologies Ltd. (a)	4,885	36,784
Photon Dynamics Inc. (a)	3,999	76,581
Photronics Inc. (a)	8,772	170,177
Pixelworks Inc. (a)	9,553	62,954
Plantronics Inc.	10,738	330,838
Plexus Corp. (a)	9,133	156,083
PLX Technology Inc. (a)	4,811	40,124
PMC-Sierra Inc. (a)	36,979	325,785
Polycom Inc. (a)	21,423	346,410
PortalPlayer Inc. (a)	3,502	$96,060
Power Integrations Inc. (a)	6,353	138,178
Powerwave Technologies Inc. (a)	20,736	269,361
Presstek Inc. (a)	5,962	77,387
Progress Software Corp. (a)	7,535	239,387
QAD Inc.	2,454	20,344
Quality Systems Inc. (a)	1,584	109,439
Quantum Corp. (a)	37,040	114,454
Quest Software Inc. (a)	12,998	195,880
Radiant Systems Inc. (a)	4,614	47,616
Radisys Corp. (a)	4,229	82,043
Rambus Inc. (a)	21,397	258,904
RealNetworks Inc. (a)	23,579	134,636
Redback Networks Inc. (a)	8,780	87,098
Renaissance Learning Inc.	1,792	31,898
RF Micro Devices Inc. (a)	38,420	217,073
RightNow Technologies Inc. (a)	2,194	32,296
Rimage Corp. (a)	1,881	50,166
Rofin-Sinar Technologies Inc. (a)	3,067	116,515
Rogers Corp. (a)	3,765	145,705
RSA Security Inc. (a)	15,383	195,518
Rudolph Technologies Inc. (a)	2,918	39,305
S1 Corp. (a)	14,144	55,303
SafeNet Inc. (a)	5,598	203,263
Sapient Corp. (a)	16,308	101,925
ScanSoft Inc. (a)	21,940	116,940
Scansource Inc. (a)	2,926	142,613
SeaChange International Inc. (a)	4,999	31,794
Secure Computing Corp. (a)	7,462	84,694
Semitool Inc. (a)	3,345	26,593
Semtech Corp. (a)	16,022	263,882
Serena Software Inc. (a)	6,108	121,732
SI International Inc. (a)	2,381	73,740
Sigmatel Inc. (a)	7,800	157,872
Silicon Image Inc. (a)	16,273	144,667
Silicon Laboratories Inc. (a)	9,547	290,133
Silicon Storage Technology Inc. (a)	19,284	103,748
SiRF Technology Holdings Inc. (a)	7,638	230,133
Skyworks Solutions Inc. (a)	32,367	227,216
Sohu.com Inc. (a)	5,404	92,571
Sonic Solutions (a)	5,309	114,143
SonicWALL Inc. (a)	11,966	75,984
Sonus Networks Inc. (a)	51,006	295,835
Spatialight Inc. (a)	11,770	51,670
Spectralink Corp.	4,202	53,575
SPSS Inc. (a)	3,758	90,192
SS&C Technologies Inc.	3,701	135,605
SSA Global Technologies Inc.	1,665	29,304
Standard Microsystems Corp. (a)	4,832	144,525
Startek Inc.	3,807	50,252
Stellent Inc. (a)	4,795	41,093
Stratasys Inc. (a)	2,307	68,518
Superior Essex Inc. (a)	3,549	63,917

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Information Technology (Cont.)
Supertex Inc. (a)	2,380	$71,376
SupportSoft Inc. (a)	9,803	49,407
Sycamore Networks Inc. (a)	35,274	132,983
Sykes Enterprises Inc. (a)	5,269	62,701
Symmetricom Inc. (a)	9,346	72,338
Synaptics Inc. (a)	5,116	96,181
SYNNEX Corp. (a)	1,805	30,396
Syntel Inc.	1,605	31,281
Talx Corp.	4,089	134,078
Taser International Inc. (a)	12,592	77,693
Technitrol Inc.	9,280	142,170
Tekelec (a)	12,137	254,270
Telkonet Inc. (a)	7,151	28,032
Terayon Communication Systems Inc. (a)	15,454	60,271
Terremark Worldwide Inc. (a)	7,158	31,424
Tessera Technologies Inc. (a)	9,472	283,308
THQ Inc. (a)	13,209	281,616
TIBCO Software Inc. (a)	44,220	369,679
TNS Inc. (a)	2,605	63,171
Transaction Systems Architects Inc. (a)	8,216	228,816
TranSwitch Corp. (a)	21,206	36,474
Travelzoo Inc. (a)	934	20,725
Trident Microsystems Inc. (a)	5,692	181,063
Triquint Semiconductor Inc. (a)	28,309	99,648
TTM Technologies Inc. (a)	8,460	60,489
Tyler Technologies Inc. (a)	7,590	62,845
Ulticom Inc. (a)	2,478	27,332
Ultimate Software Group Inc. (a)	4,533	83,498
Ultratech Inc. (a)	5,479	85,418
United Online Inc.	12,737	176,407
Universal Display Corp. (a)	5,433	60,578
UNOVA Inc. (a)	10,847	379,428
UTStarcom Inc. (a)	22,043	180,091
ValueClick Inc. (a)	17,340	296,341
Varian Semiconductor Equipment Associates Inc. (a)	8,184	346,756
VASCO Data Security International Inc. (a)	7,102	64,415
Veeco Instruments Inc. (a)	6,002	96,272
VeriFone Holdings Inc. (a)	5,000	100,550
Verint Systems Inc. (a)	3,095	126,709
Verity Inc. (a)	7,623	80,956
ViaSat Inc. (a)	4,764	122,197
Vignette Corp. (a)	6,730	107,074
Viisage Technology Inc. (a)	6,522	27,066
Virage Logic Corp. (a)	2,798	21,685
Vitesse Semiconductor Corp. (a)	44,598	83,844
Volterra Semiconductor Corp. (a)	3,121	38,295
WebEx Communications Inc. (a)	7,386	181,031
webMethods Inc. (a)	10,645	75,260
Websense Inc. (a)	5,251	268,904
WebSideStory Inc. (a)	2,133	$37,797
Westell Technologies Inc. (a)	10,964	39,909
Wind River Systems Inc. (a)	14,654	189,476
Witness Systems Inc. (a)	5,484	114,561
Wright Express Corp. (a)	8,583	185,307
X-Rite Inc.	4,166	51,658
Zhone Technologies Inc. (a)	11,588	30,245
Zoran Corp. (a)	9,894	141,484

		46,409,139

Materials (4.50%)
A. Schulman Inc.	6,260	112,367
AK Steel Holding Corp. (a)	22,459	192,474
Aleris International Inc. (a)	6,882	188,911
AM Castle & Co. (a)	2,189	38,307
AMCOL International Corp.	4,544	86,654
American Vanguard Corp.	2,185	40,007
Arch Chemicals Inc.	5,382	125,131
Balchem Corp.	1,597	43,997
Bowater Inc.	12,275	347,014
Brush Engineered Materials Inc. (a)	4,652	73,874
Buckeye Technologies Inc. (a)	6,074	49,321
Calgon Carbon Corp.	6,752	53,341
Cambrex Corp.	6,081	115,296
Caraustar Industries Inc. (a)	6,104	67,022
Carpenter Technology Corporation	5,258	308,171
Century Aluminum Co. (a)	5,083	114,266
CF Industries Holdings Inc. (a)	7,200	106,632
Chaparral Steel Co. (a)	4,630	116,769
Chesapeake Corp.	4,594	84,484
Cleveland-Cliffs Inc.	4,493	391,385
Coeur d’Alene Mines Corp. (a)	48,775	206,318
Commercial Metals Co.	12,604	425,259
Compass Minerals International Inc.	4,050	93,150
Deltic Timber Corp.	2,230	102,691
Eagle Materials Inc.	3,787	459,628
Ferro Corp.	8,940	163,781
Georgia Gulf Corp.	7,311	176,049
Gibraltar Industries Inc.	5,382	123,086
Glatfelter	8,796	123,936
Graphic Packaging Corp. (a)	14,160	39,648
Greif Inc.	3,296	198,090
HB Fuller Co.	6,307	196,022
Headwaters Inc. (a)	8,601	321,677
Hecla Mining Co. (a)	23,991	105,081
Hercules Inc. (a)	22,991	280,950
Kronos Worldwide Inc.	710	22,535
Longview Fibre Co.	10,778	210,063
MacDermid Inc.	6,598	173,263
Mercer International Inc.-SBI (a)	5,644	46,676
Metal Management Inc.	4,494	113,923
Metals USA Inc. (a)	4,754	97,267

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Materials (Cont.)
Minerals Technologies Inc.	4,309	$246,518
Myers Industries Inc.	5,345	62,216
Neenah Paper Inc.	3,784	110,871
NewMarket Corp. (a)	3,493	60,569
NL Industries Inc.	1,843	34,630
NN Inc.	3,390	40,646
Octel Corp.	3,106	51,777
Olin Corp.	14,508	275,507
OM Group Inc. (a)	6,469	130,221
Oregon Steel Mills Inc. (a)	7,283	203,196
Pioneer Companies Inc. (a)	2,314	55,675
PolyOne Corp. (a)	18,748	113,613
Potlatch Corp.	6,147	320,382
Quanex Corp.	5,161	341,761
Reliance Steel & Aluminum Co.	6,471	342,510
Roanoke Electric Steel Corp.	2,349	47,050
Rock-Tenn Co.	6,618	99,932
Rockwood Holdings Inc. (a)	2,200	41,910
Royal Gold Inc.	3,831	102,939
RTI International Metals Inc. (a)	4,679	184,119
Ryerson Tull Inc.	5,736	122,177
Schnitzer Steel Industries Inc.	4,484	146,044
Schweitzer-Mauduit International Inc.	3,630	81,022
Sensient Technology Corp.	10,544	199,809
Silgan Holdings Inc.	5,086	169,160
Spartech Corp.	7,304	142,720
Steel Dynamics Inc.	8,300	281,868
Steel Technologies Inc.	2,507	65,006
Stepan Co.	1,151	28,844
Stillwater Mining Co. (a)	8,499	77,766
Symyx Technologies Inc. (a)	6,869	179,418
Terra Industries Inc. (a)	18,979	126,210
Texas Industries Inc.	4,950	269,280
Titanium Metals Corp. (a)	3,230	127,779
Wausau Paper Corp.	9,226	115,417
Wellman Inc.	6,432	40,715
Westlake Chemical Corp.	2,749	74,443
Wheeling-Pittsburgh Corp. (a)	1,927	32,239
Worthington Industries Inc.	14,567	306,344
WR Grace & Co. (a)	13,576	121,505
Zoltek Companies Inc. (a)	2,205	28,996

		11,937,320

Telecommunication Services (1.24%)
Alaska Communications Systems Group Inc.	2,479	28,360
Broadwing Corp. (a)	14,112	70,419
Centennial Communications Corp. (a)	4,528	67,829
Cincinnati Bell Inc. (a)	50,285	221,757
Commonwealth Telephone Enterprises Inc.	4,944	186,389
CT Communications Inc.	3,875	47,934
Dobson Communications Corp. (a)	23,092	$177,346
FairPoint Communications Inc.	6,340	92,754
General Communication Inc. Class A (a)	11,382	112,682
Golden Telecom Inc.	4,624	145,980
IDT Corp. Class B (a)	12,063	147,048
InPhonic Inc. (a)	3,505	48,194
Iowa Telecommunications Service Inc.	4,997	84,049
Level 3 Communications Inc. (a)	142,528	330,665
Neustar Inc. Class A (a)	4,400	140,756
North Pittsburgh Systems Inc.	3,085	62,965
Premiere Global Services Inc. (a)	14,540	118,937
Price Communications Corp. (a)	9,620	158,249
SBA Communications Corp. (a)	15,587	240,819
Shenandoah Telecommunications Co.	1,383	56,966
SureWest Communications	3,362	96,422
Syniverse Holdings Inc. (a)	3,990	61,446
Talk America Holdings Inc. (a)	5,605	52,855
Time Warner Telecom Inc. (a)	11,316	88,265
Ubiquitel Inc. (a)	15,608	136,414
USA Mobility Inc. (a)	5,949	160,504
Valor Communications Group Inc.	5,908	80,526
Wireless Facilities Inc. (a)	11,496	66,677

		3,283,207

Utilities (2.57%)
Allete Inc.	5,586	255,895
American States Water Co.	3,878	129,758
Aquila Inc. (a)	69,544	275,394
Avista Corp.	11,006	213,516
Black Hills Corp.	7,032	304,978
California Water Service Group	3,904	160,845
Calpine Corp. (a)	110,461	286,094
Cascade Natural Gas Corp.	2,369	51,573
Central Vermont Public Service Corp.	3,145	55,038
CH Energy Group Inc.	3,926	186,406
Cleco Corp.	10,484	247,213
Connecticut Water Services Inc.	1,469	36,314
Duquesne Light Holdings Inc.	15,119	260,198
El Paso Electric Co. (a)	10,232	213,337
Empire District Electric Co.	7,130	163,063
EnergySouth Inc.	1,212	33,439
Idacorp Inc.	10,155	305,970
ITC Holdings Corp.	1,400	40,572
Laclede Group Inc.	4,688	152,313
MGE Energy Inc.	4,159	151,845
Middlesex Water Co.	2,068	46,427
New Jersey Resources Corp.	5,940	273,121
Nicor Inc.	8,524	358,264
Northwest Natural Gas Co.	5,773	214,871
NorthWestern Corporation	7,323	221,081
Otter Tail Corp.	5,966	184,588
Peoples Energy Corp.	7,745	304,998

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)

Utilities (Cont.)
Sierra Pacific Resources (a)	24,478	$363,498
SJW Corp.	1,674	80,821
South Jersey Industries Inc.	6,450	187,953
Southwest Gas Corp.	7,724	211,560
Southwest Water Co.	3,800	55,100
UIL Holdings Corp.	3,755	196,424
Unisource Energy Corp.	7,811	259,638
WGL Holdings Inc.	10,200	327,726

		6,809,831

Total Common Stocks (cost $210,342,028)		257,026,296

Short-term Investments (3.40%)
JPMorgan Treasury Plus Money Market Fund	8,598,559	8,598,559
U.S. Treasury Bills, (b) 3.359%, 12/01/2005	$420,000	417,768

Total Short-term Investments (cost $9,016,165)		9,016,327

TOTAL INVESTMENTS (100.32%) (cost $219,358,193)		266,042,623
LIABILITIES, NET OF OTHER ASSETS (-0.32%)		(853,572)

NET ASSETS (100.00%)		$265,189,051

(a)	Non-income producing security.

(b)	At September 30, 2005, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (96.82%)

Australia (5.30%)
Alinta Ltd.	3,561	$32,180
Alumina Ltd.	16,988	79,155
Amcor Ltd.	12,552	64,229
AMP Ltd.	27,669	156,987
Ansell Ltd.	1,967	16,920
APN News & Media Ltd.	4,395	16,758
Aristocrat Leisure Ltd.	4,438	40,105
Australia & New Zealand Banking Group Ltd.	27,223	498,246
Australian Gas & Light Co.	6,809	76,953
Australian Stock Exchange	1,448	29,947
Axa Asia Pacific Holdings	13,077	48,466
Babcock & Brown Ltd.	2,375	38,397
BHP Billiton Ltd.	53,364	905,472
Billabong International Ltd.	2,124	21,138
Bluescope Steel	10,153	74,020
Boral Ltd.	8,308	51,129
Brambles Industries Ltd.	14,455	97,667
Caltex Australian Ltd.	1,845	28,872
Centro Properties Group	11,124	50,899
CFS Gandel Retail Trust	22,899	31,520
Challenger Financial Service	5,317	16,260
Coca-Cola Amatil Ltd.	7,900	47,654
Cochlear Ltd.	842	25,177
Coles Myer Ltd.	16,482	128,960
Commonwealth Bank of Australia	19,079	558,852
Commonwealth Property Office	21,676	20,911
Computershare Ltd.	6,294	31,679
CSL Ltd.	2,930	85,802
CSR Ltd.	12,165	28,759
DB Reef Trust	47,056	49,162
DCA Group Ltd.	4,790	14,319
Downer Edi Ltd.	3,636	16,748
Foster’s Group Ltd.	29,125	129,489
Futuris Corp. Ltd.	6,792	10,929
GPT Group	32,591	96,930
Harvey Norman Holdings Ltd.	8,815	18,822
Iluka Resources Ltd.	3,350	22,405
ING Industrial Fund	11,697	21,052
Insurance Australia Group Ltd.	23,141	96,354
Investa Property Group	25,561	40,740
James Hardie Industries Ltd.	6,878	46,944
John Fairfax Holdings Ltd.	13,922	48,307
Leighton Holdings Ltd.	1,701	18,485
Lend Lease Corp. Ltd.	5,420	57,866
Lion Nathan Ltd.	4,316	27,615
Macquarie Airports	8,998	22,507
Macquarie Bank Ltd.	3,329	191,291
Macquarie Communications Infrastructure Group	4,641	20,988
Macquarie Goodman Group	17,697	57,222
Macquarie Infrastructure Grp.	32,299	98,771
Mayne Group Ltd.	10,071	$41,319
Mirvac Group	11,907	36,684
Multiplex Group	7,811	18,168
National Australia Bank Ltd.	23,286	586,899
Newcrest Mining Ltd.	5,236	83,773
Onesteel Ltd.	7,379	21,440
Orica Ltd.	4,378	70,112
Origin Energy Ltd.	11,412	63,617
Pacific Brands Ltd.	11,294	24,547
Paperlinx Ltd.	6,208	14,960
Patrick Corp. Ltd.	9,079	47,704
Perpetual Trustees Australia	548	28,313
Publishing & Broadcasting	2,191	27,536
Qantas Airways Ltd.	12,809	32,919
QBE Insurance Group Ltd.	11,674	166,300
Rinker Group Ltd.	14,050	177,647
Rio Tinto Ltd.	4,307	194,246
Santos Ltd.	8,948	85,365
SFE Corp. Ltd.	1,798	17,194
Sonic Healthcare Ltd.	3,542	41,868
Stockland	19,033	89,410
Suncorp-Metway Ltd.	8,322	125,087
Tabcorp Holding Ltd.	7,640	100,503
Telstra Corp. Ltd.	30,794	95,578
Toll Holdings Ltd.	3,390	35,934
Transurban Group	11,789	64,730
Unitab Ltd.	1,707	17,053
Wesfarmers Ltd.	5,686	174,096
Westfield Group	21,809	279,410
Westpac Banking Corp.	26,733	430,157
Woodside Petroleum Ltd.	6,923	190,061
Woolworths Ltd.	15,864	201,188

		7,993,878

Austria (0.44%)
Andritz AG	159	15,857
Bank Austria Creditanstalt	556	62,139
Boehler-Uddeholm	121	20,358
Erste Bank Der Oester Spark	1,984	106,109
Flughafen Wien AG	163	10,970
Immofinaz Immobillien Anlagen AG (a)	5,217	50,537
Mayr-Melnhof Karton AG	48	6,980
Meinl European Land Ltd. (a)	1,096	19,390
Oest Elektrizatswirts AG Class A	100	35,094
OMV AG	2,530	150,240
RHI AG (a)	493	14,676
Telekom Austria AG	5,215	103,730
VoestAlpine AG	352	30,959
Wienerberger AG	945	37,241

		664,280

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Belgium (1.25%)
Agfa Gevaert NV	1,361	$32,796
Barco NV	165	12,731
Bekaert NV	182	14,885
Belgacom SA (a)	2,398	81,302
Cofinimmo	103	16,241
Colruyt SA	226	29,389
Compagnie Maritime Belge	295	10,257
D’Ieteren NV	69	16,461
Delhaize Group	1,030	60,930
Dexia	8,389	188,842
Electrabel SA	410	205,480
Euronav SA	354	11,615
Fortis	17,453	506,148
Groupe Bruxelles Lambert SA	1,035	101,068
InBev NV	2,721	107,624
KBC Groupe	2,694	218,227
Mobistar SA	402	33,047
Omega Pharma SA	317	17,899
Solvay SA	955	111,047
UCB SA	1,326	69,993
Umicore	339	36,974

		1,882,956

Denmark (0.77%)
A P Moller-Maersk A/S	18	183,790
Bang & Olufsen Class B	178	15,337
Carlsberg A/S Class B	509	29,757
Coloplast Class B	352	21,428
Dampskibsselskabet Torm A/S	200	11,450
Danisco A/S	772	52,032
Danske Bank	6,605	202,110
DSV De Sammenslut Vogn Class B (a)	320	34,014
FLS Industries AS Class B	535	14,906
GN Store Nord	3,096	40,886
H. Lundbeck AS	1,015	25,787
Kobenhavns Lufthavne A/S	73	18,258
NKT Holding A/S	343	14,556
Novo Nordisk A/S	3,547	175,372
Novozymes AS Class B	720	37,106
Ostasiatiske Kompagni	263	19,505
TDC A/S	2,977	160,135
Topdanmark A/S (a)	281	22,356
Vestas Wind Systems A/S (a)	2,501	60,418
William DeMant Holding (a)	358	16,778

		1,155,981

Finland (1.41%)
Amer Group	1,120	21,376
Cargotec Corp. (a)	526	15,855
Elisa Corp. Class A	2,046	35,360
Fortum OYJ	6,534	131,143
KCI Konecranes OYJ	208	9,624
Kesko OYJ	882	$24,466
Kone Corp. OYJ Class B (a)	526	35,718
Metso OYJ	1,458	36,991
Neste Oil OYJ (a)	1,875	69,474
Nokia OYJ	66,143	1,108,146
Nokian Renkaat OYJ	1,599	37,878
Orion-Yhtyma Class B	1,088	24,256
Outokumpo OYJ	1,366	18,223
Pohjola Group PLC	837	13,429
Rautaruukki OYJ	1,201	26,978
Sampo Insurance Co.	5,956	94,489
Stora Enso OYJ R Shares	9,391	129,118
Tietoenator Corp. OYJ	1,272	42,729
UPM-Kymmene OYJ	7,724	154,563
Uponor OYJ	962	22,256
Wartsila OYJ Class B	1,041	33,155
YIT-Yhtyma OYJ	883	37,462

		2,122,689

France (9.25%)
Accor SA	2,931	148,021
Air France	1,977	33,051
Air Liquide	1,631	299,913
Alcatel SA (a)	18,697	248,979
Alstom (a)	1,693	80,372
Arcelor	7,614	178,076
Atos Origin (a)	1,003	70,941
Autoroutes Du Sud De La France	879	50,867
AXA Co.	21,395	587,298
BIC SA	441	26,087
BNP Paribas	11,856	901,258
Bouygues	2,927	136,034
Business Objects SA (a)	1,061	36,406
Cap Gemini (a) (a)	1,899	73,901
Carrefour SA	8,448	388,666
Casino Guichard Perrachon	552	39,142
CNP Assurances	510	34,202
Compagnie De Saint-Gobain	4,547	261,546
Credit Agricole SA	8,793	257,856
Dassault Systemes SA	806	41,654
Essilor International	1,472	121,893
Euronext	1,412	62,145
European Aeronautic Defense	3,553	125,970
France Telecom SA	23,918	686,451
Gecina SA	133	15,665
Groupe Danone	3,570	384,653
Hermes International SCA	130	30,701
Imerys SA	434	32,209
Klepierre	320	32,113
L’Oreal	4,532	351,045
Lafarge SA	2,545	223,897
Lagardere SCA	1,772	125,757

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
LVMH Moet Hennessy Louis Vuitton SA	3,645	$300,519
Michelin Class B	2,157	126,716
Neopost SA	459	44,490
Pagesjuanes	2,005	54,700
Pernod-Ricard	1,037	183,084
Peugeot SA	2,384	161,884
PPR SA	1,005	105,446
Publicis Groupe SA	2,093	66,610
Renault SA	2,765	261,861
Safran SA	2,411	52,042
Sanofi-Aventis	15,767	1,302,783
Schneider Electric SA	3,349	264,442
SCOR SA	11,826	24,162
Societe des Autoroutes du Nord et de I’Est de la France (a)	308	19,230
Societe des Autoroutes Paris	489	32,882
Societe Generale Class A	5,162	589,065
Societe Television Francaise 1	1,669	44,270
Sodexho Alliance	1,368	51,642
STMicroelectronics NV	9,423	162,061
Suez SA	13,457	388,968
Technip-Coflexip SA	1,294	76,578
Thales SA	1,211	56,224
Thomson SA	3,949	82,108
Total SA	8,523	2,326,269
Unibail	675	97,999
Valeo	1,039	43,181
Veolia Environnement	4,583	193,389
Vinci SA	2,280	196,337
Vivendi Universal SA	16,077	524,789
Zodiac SA	551	32,515

		13,953,015

Germany (6.42%)
Adidas-Salomon AG	646	112,251
Allianz AG	5,464	737,726
Altana AG	1,078	60,349
BASF AG	8,048	604,531
Bayer AG	9,759	357,613
Bayerische Hypo-Und Vereinsbank (a)	8,408	236,865
Beiersdorf AG	263	30,186
Celesio AG	543	47,542
Commerzbank AG (a)	7,125	194,384
Continental AG	1,961	160,971
DaimlerChrysler AG	13,622	722,642
Depfa Bank PLC	5,167	82,903
Deutsche Bank AG	7,368	689,114
Deutsche Boerse AG	1,496	142,938
Deutsche Lufthansa	3,554	47,113
Deutsche Post AG	9,122	213,345
Deutsche Telekom AG	40,656	739,777
Douglas Holding AG	411	15,609
E.On AG	9,329	$856,938
Epcos AG (a)	866	11,314
Fresenius Medical Care	489	44,519
Hiedelberger Druckmaschinen	791	27,103
Hochtief AG	857	38,264
Hypo Real Estate Holding	1,908	96,449
Infineon Technologies AG (a)	9,482	93,219
IVG Immobilien AG	924	18,990
Karstadtquelle AG (a)	1,067	14,440
Linde AG	1,311	96,586
MAN AG	2,140	109,771
Merck KGaA	710	59,758
Metro AG	2,121	104,438
MLP AG	946	19,772
Muenchener Rueckvers AG	2,725	311,129
Premiere AG (a)	644	18,088
Puma AG	246	66,750
RWE AG	6,260	414,173
SAP AG	3,285	567,733
Schering AG	2,427	153,428
Siemens AG	11,983	923,153
Suedzucker AG	1,266	28,711
ThyssenKrupp AG	5,428	113,316
TUI AG (a)	3,277	69,790
Volkswagen AG	3,336	205,280
Wincor Nixdorf AG	262	25,191

		9,684,162

Greece (0.57%)
Alpha Bank AE	4,760	134,668
Bank of Piraeus	1,710	35,760
Coca-Cola Hellenic Bottling	1,920	55,658
Cosmote Mobile Telecommunication	1,550	30,812
EFG Eurobank Ergasias	3,120	96,819
Emporiki Bank of Greece (a)	360	10,574
Germanos SA	650	10,515
Greek Org of Football Prognostics SA	3,890	120,807
Hellenic Petroleum SA	900	14,040
Hellenic Telecommunications Org. (a)	4,510	90,194
National Bank of Greece	4,450	178,096
Public Power Corp.	1,930	42,495
Titan Cement Co. SA	1,320	44,103

		864,541

Hong Kong (1.68%)
ASM Pacific Technology	2,000	9,733
Bank of East Asia Ltd.	19,800	57,940
BOC Hong Kong Holdings Ltd.	53,500	107,243
Cathay Pacific Airways Ltd.	15,000	26,684
Cheung Kong Holdings Ltd.	23,000	259,728
Cheung Kong Infrastructure	7,000	23,371
CLP Holdings Ltd.	26,700	159,188

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
Espirit Holdings Ltd.	14,500	$108,413
Giordano International Ltd.	22,000	15,173
Hang Lung Properties Ltd.	25,000	39,801
Hang Seng Bank Ltd.	11,500	154,621
Henderson Land Development Co. Ltd.	10,000	49,953
Hong Kong & China Gas Co. Ltd.	53,672	110,702
Hong Kong Exchange & Clearing	16,000	54,761
Hongkong Electric	21,500	107,260
Hopewell Holdings	9,000	23,726
Hutchison Telecommunications International Ltd. (a)	21,000	30,455
Hutchison Whampoa Ltd.	31,700	327,937
Hysan Development Co.	12,000	30,010
Johnson Electric Holdings	20,000	19,208
Kerry Properties Ltd.	7,000	17,732
Kingboard Chemicals Holdings Co. Ltd.	7,000	17,461
Li & Fung Ltd.	28,000	64,790
MTR Corp.	18,500	38,754
New World Development	31,600	41,550
Orient Overseas International Ltd.	4,400	16,449
PCCW Ltd.	57,118	37,184
SCMP Group Ltd.	14,000	5,234
Shangri-La Asia Ltd.	18,108	29,295
Sino Land Co.	24,000	29,237
SmarTone Telecommunications Holdings Ltd.	5,500	5,707
Solomon Systech International Ltd.	22,000	7,941
Sun Hung Kai Properties Ltd.	20,000	207,158
Swire Pacific Ltd. Class A	13,500	124,343
Techtronic Industries	14,500	37,104
Television Broadcasts Ltd.	4,000	24,467
Texwinca Holdings Ltd.	10,000	6,832
Wharf Holdings Ltd.	18,000	70,192
Wing Hang Bank Ltd.	3,000	22,082
Yue Yuen Industrial Holdings	7,000	19,220

		2,538,639

Ireland (0.75%)
Allied Irish Bank PLC	12,979	276,099
Bank of Ireland	14,394	227,487
C&C Group PLC	3,945	23,612
CRH PLC	7,975	216,136
DCC PLC	1,234	24,767
Eircom Group PLC	9,639	22,706
Elan Corp. PLC (a)	6,169	55,607
Fyffes PLC	3,720	11,356
Grafton Group PLC (a)	2,970	29,984
Greencore Group PLC	1,824	7,914
Iaws Group PLC	1,628	23,577
Independent News & Media PLC	7,490	21,875
Irish Life & Permanent PLC	4,047	73,688
Kerry Group PLC Class A	1,807	42,240
Kingspan Group PLC	1,726	$22,196
Paddy Power PLC	834	14,684
Ryanair Holdings PLC (a)	3,664	29,944

		1,123,872

Italy (3.73%)
Alleanza Assicurazioni	6,586	81,291
Arnoldo Mondadori Editore	1,769	17,721
Assicurazione Generali Itl	14,189	447,472
Autogrill SpA (a)	1,491	21,038
Autostrade SpA	4,287	110,208
Banca Antonveneta SpA (a)	1,290	40,605
Banca Fideuram SpA	4,878	27,935
Banca Intesa	14,188	61,728
Banca Intesa SpA	47,926	223,344
Banca Monte Dei Paschi Siena SpA	16,470	73,042
Banca Nazionale del Lavoro SpA (a)	19,522	62,645
Banca Popolare Di Verona SpA	5,527	104,223
Banche Popolari Unite SCRL	4,937	100,217
Banco Popolare di Milano SCRL	5,998	61,454
Benetton Group	1,018	10,913
Bulgari SpA	2,324	26,143
Capitalia SpA	20,904	114,312
Edison SpA (a)	12,498	27,863
Enel SpA	64,347	554,495
ENI SpA	38,729	1,150,163
Fiat SpA (a)	7,058	63,111
Fineco SpA	2,356	21,392
Finmeccanica SpA	4,383	86,970
Gruppo Editoriale L’Espresso	2,305	13,041
Italcementi SpA	1,048	16,399
Lottomatica SpA	426	16,148
Luxottica Group SpA	1,976	49,112
Mediaset SpA	12,320	145,773
Mediobanca SpA	7,029	138,291
Mediolanum SpA	3,393	23,264
Pirelli & Co. SpA	43,197	45,816
Riunione Adriatica di Sicurta SpA	4,462	101,569
SanPaolo IMI SpA	16,529	256,661
Seat Pagine Gaille (a)	55,520	27,358
Snam Rete Gas	14,606	85,138
Telecom Italia Media SpA (a)	33,055	21,651
Telecom Italia RNC SpA	88,896	247,334
Telecom Italia SpA	158,061	513,857
Terna SpA	18,917	48,767
Tiscali SpA (a)	3,509	12,167
UniCredito Italiano SpA	66,056	372,336

		5,622,967

Japan (22.96%)
77 Bank Ltd.	5,000	36,734
Acom Co. Ltd.	1,050	76,216

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Aderans Co. Ltd.	600	$16,385
Advantest Corp.	1,100	85,271
Aeon Co. Ltd.	9,600	192,812
Aeon Credit Service Co. Ltd.	400	29,070
Aiful Corp.	975	81,679
Aisin Seiki Co. Ltd.	2,800	79,422
Ajinomoto Co. Inc.	9,000	94,662
Alfresa Holdings Corp.	300	13,953
All Nippon Airways Co. Ltd.	9,000	27,907
Alps Electric Co. Ltd.	3,000	48,705
Amada Co. Ltd.	5,000	39,861
Amano Corp.	1,000	15,504
Anritsu Corp.	1,000	5,400
Aoyama Trading Co. Ltd.	900	25,370
Ariake Japan Co. Ltd.	220	5,029
Asahi Breweries Ltd.	5,800	73,420
Asahi Glass Co. Ltd.	15,000	157,373
Asahi Kasei Corp.	18,000	98,309
Asatsu DK Inc.	400	12,474
Astellas Pharma Inc.	7,998	300,841
Autobacs Seven Co. Ltd.	400	15,610
Bank of Fukuoka Ltd.	8,000	57,646
Bank of Kyoto	4,000	40,028
Bank of Yokohama Ltd.	18,000	137,156
Benesse Corp.	1,000	37,615
Bridgestone Corp.	10,000	214,059
Canon Inc.	11,200	604,792
Canon Sales Co. Inc.	1,000	20,525
Casio Computer Co. Ltd.	3,000	43,578
Central Glass Co. Ltd.	3,000	17,230
Central Japan Railway Co.	23	179,105
Chiba Bank Ltd.	10,000	81,307
Chiyoda Corp.	2,000	36,822
Chubu Electric Power Co. Inc.	8,700	212,289
Chugai Pharmaceutical Co. Ltd.	4,100	78,193
Circle K Sunkus Co. Ltd. (a)	600	14,350
Citizen Watch Co. Ltd.	4,100	33,408
Coca-Cola West Japan Co. Ltd.	500	11,187
Comsys Holdings Corp.	2,000	23,150
Credit Saison Co. Ltd.	2,300	100,899
CSK Corp.	900	39,641
Dai Nippon Printing Co. Ltd.	10,000	161,205
Daicel Chemical Industries	4,000	25,899
Daido Steel Co. Ltd.	5,000	32,153
Daiichi Sanyko (a)	9,741	199,497
Daikin Industries Ltd.	3,400	91,050
Dainippon Ink & Chemical Inc.	9,000	29,572
Dainippon Screen Manufacturing Co. Ltd.	3,000	19,582
Daito Trust Construction Co. Ltd.	1,200	52,537
Daiwa House Industry Co. Ltd.	7,000	91,570
Daiwa Securities Group Inc.	19,000	148,458
Denki Kagaku Kogyo KK	7,000	25,220
Denso Corp.	7,800	$226,057
Dentsu Inc.	27	76,586
Dowa Mining Co. Ltd.	4,000	33,545
E*Trade Securities Co. Ltd.	7	30,770
eAccess Ltd.	18	13,557
East Japan Railway Co.	51	291,121
Ebara Corp.	4,000	17,019
Eisai Co. Ltd.	3,800	162,350
Electric Power Development	2,100	70,111
Elpida Memory Inc. (a)	500	14,623
Familymart Co. Ltd.	1,000	30,039
Fanuc Ltd.	2,700	218,340
Fast Retailing	800	60,677
Fuji Electric Holdings Co. Ltd.	7,000	27,872
Fuji Photo Film Co. Ltd.	7,400	243,798
Fuji Soft ABC Inc.	400	10,465
Fuji Television Network Inc.	8	17,900
Fujikura Ltd.	5,000	30,655
Fujitsu Ltd.	26,000	171,318
Furukawa Electric Co. Ltd. (a)	9,000	45,587
Glory Ltd.	800	15,504
Goodwill Group Inc.	6	9,197
Gunma Bank Ltd.	5,000	32,065
Gunze Ltd.	3,000	15,090
Hakuhodo DY Holdings Inc.	400	26,533
Hankyu Department Stores	2,000	15,768
Hikari Tsushin Inc.	400	25,370
Hino Motors Ltd.	4,000	27,132
Hirose Electric Co. Ltd.	500	58,272
Hitachi Cable Ltd.	2,000	8,122
Hitachi Capital Corp.	700	14,707
Hitachi Chemical Co. Ltd.	1,600	33,404
Hitachi Construction Machine	1,300	24,850
Hitachi Ltd.	48,000	304,017
Hitachi Software Engineering	400	6,417
Hokkaido Electric Power	2,400	51,057
Hokuhoku Financial Group Inc.	17,000	64,094
Honda Motor Co. Ltd.	11,800	667,336
House Foods Corp.	800	12,185
Hoya Corp.	6,400	216,350
Ibiden Co. Ltd.	1,300	54,167
Index Corp.	6	8,192
Index Corp. New Shares	6	7,981
INPEX Corp.	6	46,565
Isetan Co. Ltd.	2,500	39,817
Ishihara Sangyo Kaisha Ltd.	4,000	8,421
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	17,000	34,294
Ito En Ltd.	400	18,710
Itochu Corp.	22,000	151,357
Itochu Techno-Science Corp.	400	13,989
JAFCO Co. Ltd.	500	32,726
Japan Airlines Corp.	9,000	23,864

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Japan Prime Investment Corp.	6	$17,072
Japan Real Estate Investment	5	40,301
Japan Retail Fund Investment	3	24,207
Japan Tobacco Inc.	14	220,754
JFE Holdings Inc.	8,400	273,044
JGC Corp.	3,000	54,836
Joyo Bank Ltd.	10,000	60,958
JS Group Corp.	3,500	59,597
JSR Corp.	2,500	51,973
Kajima Corp.	14,000	66,596
Kaken Pharmaceutical Co. Ltd.	1,000	7,435
Kamigumi Co. Ltd.	4,000	31,889
Kaneka Corp.	4,000	52,185
Kansai Electric Power	11,500	253,766
Kansai Paint Co. Ltd.	3,000	18,843
Kao Corp.	8,000	196,970
Katokichi Co. Ltd.	1,800	11,781
Kawasaki Heavy Industries Ltd.	18,000	45,507
Kawasaki Kisen Kaisha Ltd.	7,000	50,502
KDDI Corp.	38	214,235
Keihin Electric Express Railway	6,000	37,685
Keio Electric Railway Co. Ltd.	9,000	49,630
Keisei Electric Co.	4,000	21,952
Keyence Corp.	450	113,134
Kikkoman Corp.	2,000	19,204
Kinden Corp.	2,000	17,266
Kinki Nippon Railway Co. Ltd.	23,000	77,801
Kirin Brewery Co. Ltd.	12,000	132,135
Kobe Steel Ltd.	40,000	121,565
Kokuyo Co. Ltd.	1,300	17,956
Komatsu Ltd.	14,000	190,662
Komori Corp.	1,000	17,794
Konami Corp.	1,500	33,761
Konica Minolta Holdings Inc.	6,500	59,091
Kose Corp.	400	13,636
Koyo Seiko Co. Ltd.	2,000	30,162
Kubota Corp.	16,000	110,782
Kuraray Co. Ltd.	5,000	44,309
Kurita Water Industries Ltd.	1,800	32,664
Kyocera Corp.	2,400	167,019
Kyowa Hakko Kogyo Co. Ltd.	5,000	38,804
Kyushu Electric Power	5,600	124,560
Lawson Inc.	800	30,162
Leopalace21 Corp.	1,700	41,032
Mabuchi Motor Co. Ltd.	400	19,732
Makita Corp.	2,000	40,522
Marubeni Corp.	21,000	97,674
Marui Co. Ltd.	4,700	79,368
Matsui Securities Co. Ltd.	1,500	18,221
Matsumotokiyoshi Co. Ltd.	500	16,253
Matsushita Electric Industries	31,000	525,132
Matsushita Electric Works	5,400	53,658
Mediceo Paltac Holdings Co. Ltd.	1,800	28,700
Meiji Dairies Corp.	4,000	$21,987
Meiji Seika Kaisha Ltd.	4,000	20,754
Meitec Corp.	400	12,791
Millea Holdings Inc.	22	352,713
Minebea Co. Ltd.	5,000	20,613
Mitsubishi Chemical Corp.	33,000	109,302
Mitsubishi Corp.	17,400	343,340
Mitsubishi Electric Corp.	29,000	185,721
Mitsubishi Estate Co. Ltd.	17,000	233,316
Mitsubishi Gas Chem Co.	6,000	40,063
Mitsubishi Heavy Industries Ltd.	44,000	155,814
Mitsubishi Logistics Corp.	2,000	23,591
Mitsubishi Materials Corp.	13,000	45,921
Mitsubishi Rayon Co. Ltd.	8,000	35,800
Mitsubishi UFJ Securities Co. Ltd.	4,000	44,679
Mitsubishi Tokyo Financial Group Inc.	73	958,157
Mitsui & Co. Ltd.	21,000	262,870
Mitsui Chemicals Inc.	9,000	53,118
Mitsui Engineering & Shipbuilding	9,000	21,406
Mitsui Fudosan Co. Ltd.	12,000	180,444
Mitsui Mining & Smelting Co.	8,000	46,441
Mitsui OSK Lines Ltd.	16,000	127,837
Mitsui Sumitomo Insurance Co.	18,000	208,351
Mitsui Trust Holding Inc.	8,000	110,782
Mitsukoshi Ltd.	6,000	29,017
Mitsumi Electric Co. Ltd.	900	9,133
Mizuho Financial Group Inc.	125	795,014
Murata Manufacturing Co. Ltd.	3,100	172,859
Namco Bandai Holdings Inc. (a)	2,800	46,617
NEC Corp.	28,000	151,691
NEC Electronics Corp.	500	16,649
Net One Systems Co. Ltd.	9	17,680
NGK Insulators Ltd.	4,000	50,846
NGK Spark Plug Co. Ltd.	3,000	43,473
NHK Spring Co. Ltd.	2,000	14,658
Nichii Gakkan Co.	250	6,100
Nichirei Corp.	3,000	12,315
Nidec Corp.	1,600	93,869
Nikko Cordial Corp.	11,500	133,012
Nikon Corp.	4,000	50,458
Nintendo Co. Ltd.	1,500	174,947
Nippon Building Fund Inc.	5	42,680
Nippon Electric Glass Co. Ltd.	3,000	54,043
Nippon Express Co. Ltd.	11,000	54,264
Nippon Kayaku Co. Ltd.	2,000	15,698
Nippon Light Metal Co. Ltd.	6,000	16,490
Nippon Meat Packers Inc.	3,000	32,452
Nippon Mining Holdings Inc.	11,000	87,209
Nippon Oil Corp.	19,000	168,208
Nippon Paper Group Inc.	14	50,687
Nippon Sheet Glass Co. Ltd.	6,000	27,008
Nippon Shokubai Co. Ltd.	2,000	21,159
Nippon Steel Corp.	91,000	341,491

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Nippon Telegraph & Telephone Corp.	77	$378,488
Nippon Yusen Kabushiki Kaish	15,000	100,555
Nishi-Nippon City Bank Ltd.	7,000	34,716
Nishimatsu Construction Co.	4,000	16,737
Nissan Chemical Industries	3,000	37,606
Nissan Motor Co. Ltd.	33,800	385,877
Nisshin Seifun Group Inc.	3,300	32,064
Nisshin Steel Co. Ltd.	12,000	41,438
Nisshinbo Industries Inc.	2,000	17,336
Nissin Food Products Co. Ltd.	1,400	36,443
Nitori Co. Ltd.	250	20,943
Nitto Denko Corp.	2,500	140,724
NOK Corp.	1,600	47,639
Nomura Holdings Inc.	26,400	409,535
Nomura Real Estate Office Fund Inc.	3	22,093
Nomura Research Institute	300	34,619
NSK Ltd.	6,000	33,087
NTN Corp.	6,000	35,888
NTT Data Corp.	20	77,167
NTT DoCoMo Inc.	260	462,650
NTT Urban Development Corp.	4	20,507
OBIC Co. Ltd.	100	17,001
Odakyu Electric Railway Co.	9,000	48,996
Ohbayashi Corp.	9,000	62,156
Oji Paper Co. Ltd.	12,000	65,539
Oki Electric Industries Co. Ltd.	7,000	23,802
Okumura Corp.	3,000	18,367
Olympus Corp.	3,000	66,464
Omron Corp.	3,200	77,942
Onward Kashiyama Co. Ltd.	2,000	31,712
Oracle Corp.	500	22,023
Oriental Land Co. Ltd.	700	40,019
Orix Corp.	1,200	216,702
Osaka Gas Co. Ltd.	29,000	101,418
Pioneer Corp.	2,100	29,894
Promise Co. Ltd.	1,350	100,013
QP Corp.	1,200	11,480
Rakuten Inc.	60	45,877
Resona Holdings Inc. (a)	68	175,511
Ricoh Co. Ltd.	10,000	156,184
Rinnai Corp.	400	9,197
Rohm Co. Ltd.	1,600	138,830
Ryohin Keikaku Co. Ltd.	300	19,318
Sanden Corp.	1,000	4,545
Sanken Electric Co. Ltd.	2,000	22,956
Sankyo Co. Ltd.	700	36,875
Santen Pharmaceutical Co. Ltd.	1,000	25,899
Sanwa Shutter Corp.	2,000	12,016
Sanyo Electric Co. Ltd. (a)	24,000	59,197
Sapporo Breweries	5,000	26,207
SBI Holdings Inc.	70	29,259
Secom Co. Ltd.	3,000	144,292
Sega Sammy Holdings Inc.	1,926	75,330
Seiko Epson Corp.	1,600	$41,156
Seino Holdings Co. Ltd.	2,000	18,270
Sekisui Chemical	7,000	49,886
Sekisui House Ltd.	7,000	85,773
Seven & I Holdings Co. Ltd. (a)	11,480	380,240
SFCG Co. Ltd.	80	20,648
Sharp Corp.	14,000	202,748
Shimachu Co. Ltd.	600	15,275
Shimamura Co. Ltd.	300	33,245
Shimano Inc.	1,200	32,347
Shimizu Corp.	9,000	58,906
Shin-Etsu Chemical Co. Ltd.	5,700	248,547
Shinko Securities Co. Ltd.	7,000	25,899
Shinsei Bank Ltd.	14,000	88,178
Shionogi & Co. Ltd.	5,000	68,050
Shiseido Co. Ltd.	6,000	86,469
Shizuoka Bank Ltd.	9,000	92,680
Showa Denko K.K.	14,000	44,767
Showa Shell Sekiyu K.K.	2,500	34,223
Skylark Co. Ltd.	1,200	17,685
SMC Corp.	800	106,483
Softbank Corp.	3,700	205,338
Sojitz Holdings Corp. (a)	2,900	16,528
Sompo Japan Insurance Inc.	13,000	172,119
Sony Corp.	14,800	486,293
Stanley Electric Co. Ltd.	2,200	33,314
Sumitomo Bakelite Co. Ltd.	3,000	20,560
Sumitomo Chemical Co. Ltd.	22,000	136,046
Sumitomo Corp.	16,000	168,851
Sumitomo Electric Industries	11,000	148,256
Sumitomo Heavy Industries	8,000	56,730
Sumitomo Metal Industries	60,000	210,359
Sumitomo Metal Mining Co. Ltd.	8,000	74,137
Sumitomo Mitsui Financial Group Inc.	67	631,519
Sumitomo Osaka Cement Co. Ltd.	5,000	15,944
Sumitomo Realty & Development	6,000	88,901
Sumitomo Rubber Industries	2,000	23,767
Sumitomo Trust & Banking	19,000	156,325
Surgua Bank Ltd.	3,000	33,034
Suzuken Co. Ltd.	880	25,426
T&D Holdings Inc.	3,400	202,467
Taiheiyo Cement Corp.	12,000	44,820
Taisei Corp.	14,000	57,593
Taisho Pharmaceutical Co. Ltd.	3,000	54,043
Taiyo Nippon Sanso Corp.	4,000	24,982
Taiyo Yuden Co. Ltd.	2,000	22,023
Takara Holdings Inc.	3,000	18,895
Takashimaya Co. Ltd.	4,000	50,951
Takeda Pharmaceutical Co. Ltd.	13,200	786,047
Takefuji Corp.	1,660	129,413
Takuma Co. Ltd.	1,000	7,902
Tanabe Seiyaku Co. Ltd.	3,000	30,312
TDK Corp.	1,800	128,277

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Teijin Ltd.	12,000	$69,979
Teikoku Oil Co.	3,000	32,373
Terumo Corp.	2,500	80,382
The Daimaru Inc.	3,000	35,307
THK Co. Ltd.	1,400	34,901
TIS Inc.	500	10,395
Tobu Railway Co. Ltd.	11,000	43,895
Toda Corp.	3,000	15,143
Toho Co. Ltd.	2,200	34,884
Tohoku Electric Power	6,500	144,578
Tokuyama Corp.	3,000	29,387
Tokyo Broadcasting System	700	16,248
Tokyo Electric Power Co.	17,000	429,792
Tokyo Electron Ltd.	2,400	127,484
Tokyo Gas Co. Ltd.	33,000	134,012
Tokyo Steel Mfg. Co. Ltd.	1,500	23,322
Tokyo Style Co. Ltd.	1,000	10,588
Tokyo Tatemono Co. Ltd.	3,000	24,419
Tokyu Corp.	13,000	68,939
Tokyu Land Corp.	5,000	32,285
TonenGeneral Sekiyu KK	5,000	58,140
Toppan Printing Co. Ltd.	8,000	84,355
Toray Industries Inc.	20,000	106,413
Toshiba Corp.	43,000	189,394
Tosoh Corp.	7,000	29,783
Toto Ltd.	4,000	31,712
Toyo Seikan Kaisha Ltd.	2,600	38,615
Toyo Suisan Kaisha Ltd.	2,000	34,144
Toyobo Co. Ltd.	10,000	24,665
Toyoda Gosei Co. Ltd.	900	17,125
Toyota Industries Corp.	2,800	92,988
Toyota Motor Corp.	43,100	1,974,277
Toyota Tsusho Corp.	3,000	54,572
Trend Micro Inc.	1,500	47,437
UBE Industries Ltd.	14,000	37,738
UFJ Holdings Inc. (a)	58	471,991
Uni-Charm Corp.	600	25,899
Uniden Corp.	1,000	14,641
UNY Co. Ltd.	3,000	39,588
Ushio Inc.	2,000	40,610
USS Co. Ltd.	350	24,850
Wacoal Corp.	2,000	26,445
West Japan Railway Co.	25	94,477
Yahoo! Japan Corp.	114	134,567
Yakult Honsha Co. Ltd.	2,000	50,652
Yamada Denki Co. Ltd.	1,200	91,226
Yamaha Corp.	2,700	46,736
Yamaha Motor Co. Ltd.	2,600	53,709
Yamato Transport Co. Ltd.	6,000	98,626
Yamazaki Baking Co. Ltd.	2,000	17,512
Yaskawa Electric Corp. (a)	3,000	22,965
Yokogawa Electric Corp.	3,000	46,829
Zeon Corp.	3,000	$32,770

		34,639,232

Netherlands (3.15%)
ABN Amro Holdings NV	26,020	623,254
Aegon NV	20,911	310,379
Akzo Nobel NV	4,023	175,367
ASML Holding NV (a)	7,049	115,725
Buhrmann NV	1,538	18,577
Corio NV	662	38,429
DSM NV	2,244	88,163
Getronics NV	1,757	21,497
Hagemeyer NV (a)	7,243	21,327
Heineken NV	3,622	116,271
ING Groep NV	28,008	834,130
Koninklijke Ahold NV (a)	22,858	172,798
Koninklijke KPN NV	31,114	278,962
Koninklijke Numico NV (a)	2,268	99,246
OCE NV	1,230	19,262
Philips Electronics NV	19,678	522,902
Qiagen NV (a)	2,043	26,395
Randstad Holding NV (a)	699	26,833
Reed Elsevier NV	10,492	144,761
Rodamco Europe NV	645	55,736
SBM Offshore NV	500	41,704
TNT Post Group	5,787	143,762
Unilever NV-CVA	8,495	603,905
Vedior NV-CVA	2,456	34,831
VNU NV	3,600	113,142
Wereldhave NV	263	27,863
Wolters Kluwer - CVA	4,301	80,018

		4,755,239

New Zealand (0.21%)
Auckland International Airport	12,792	20,175
Carter Holt Harvey Ltd.	11,485	20,021
Contact Energy Ltd.	4,623	24,305
Fisher & Paykel Appliances Class H	2,401	5,863
Fisher & Paykel Healthcare Class C	6,712	17,319
Fletcher Building Ltd.	6,357	34,828
Kiwi Income Property Trust	6,353	5,054
Sky City Entertainment Group	5,666	18,853
Sky Network Television Ltd. (a)	3,715	15,830
Telecom Corp. of New Zealand	29,393	122,402
The Warehouse Group Ltd.	2,278	6,146
Tower Ltd. (a)	4,553	7,275
Vector Ltd. (a)	3,861	8,386
Waste Management Ltd.	2,027	8,609

		315,066

Norway (0.75%)
DNB NOR ASA	9,828	101,257

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Norway (Cont.)
Frontline Ltd.	839	$37,266
Norsk Hydro ASA	2,110	236,071
Norske Skogindustrier ASA Rights (a)	1,864	2,446
Norske Skogindustrier ASA	1,864	27,527
Orkla AS Class A	2,876	109,086
Petroleum Geo-Services (a)	777	24,728
Prosafe ASA	533	19,932
Schibsted ASA	662	20,563
Smedvig ASA Class A	613	15,017
Statoil ASA	9,691	240,369
Stolt Offshore SA (a)	2,881	33,310
Stolt-Nielsen SA (a)	507	20,236
Storebrand ASA	3,208	31,338
Tandberg ASA	1,880	25,109
Tandberg Television ASA (a)	819	10,657
Telenor ASA	11,815	105,498
Tomra Systems ASA	3,082	21,922
Yara International ASA	3,074	55,483

		1,137,815

Portugal (0.27%)
Banco BPI SA	4,836	21,505
Banco Commercial Portugues-R	27,801	77,183
Banco Espirito Santo	2,040	32,584
Brisa Auto-Estradas-Priv Shr	4,821	41,660
Cimpor-Cimentos De Portugal	2,953	16,290
Energias De Portugal SA	26,711	74,478
Jeronimo Martins	651	9,389
Portugal Telecom SGPS SA	11,298	103,197
PT Multimedia Servicos	1,318	13,940
Sonae SGPS SA	11,939	20,375

		410,601

Singapore (0.81%)
Allgreen Properties Ltd.	6,000	4,752
Ascendas Real Estate Investment Trust	18,900	24,462
Capitaland Ltd.	15,000	27,836
Capitamall Trust	7,000	9,722
Chartered Semiconductor Mfg. Ltd. (a)	18,000	12,234
City Developments Ltd.	7,000	38,474
Comfortdelgro Corp. Ltd.	30,000	26,595
Cosco Corp. Singapore Ltd.	4,000	6,005
Creative Technology Ltd.	650	4,802
Datacraft Asia Ltd. (a)	4,000	3,860
DBS Group Holdings Ltd.	16,652	155,493
Fraser & Neave Ltd.	2,760	28,056
Haw Par Corp. Ltd.	2,792	8,580
Jardine Cycle & Carriage Ltd.	2,004	13,146
Keppel Corp. Ltd.	8,000	60,045
Keppel Land Ltd.	6,000	13,120
Neptune Orient Lines Ltd.	8,000	14,562
Noble Group Ltd.	12,000	$11,276
Olam International Ltd. (a)	9,000	7,393
Oversea-Chinese Banking Corp.	36,840	136,078
Parkway Holdings Ltd.	10,000	12,766
Sembcorp Industries Ltd.	12,220	21,666
Sembcorp Logistics Ltd.	4,200	4,096
Sembcorp Marine Ltd.	12,000	21,205
Singapore Petroleum Co. Ltd.	2,000	6,974
Singapore Airlines Ltd.	8,000	54,845
Singapore Exchange Ltd.	13,000	19,361
Singapore Land Ltd.	2,000	6,442
Singapore Post Ltd.	15,000	10,727
Singapore Press Holdings Ltd.	22,000	60,069
Singapore Technologies Engineering	17,000	25,519
Singapore Telecommunications	99,000	143,347
SMRT Corp. Ltd.	17,000	10,449
Stats Chippac Ltd. (a)	16,000	9,834
Suntec REIT	10,000	6,796
United Overseas Bank	17,392	144,929
United Overseas Land Ltd.	5,639	7,798
Venture Corp. Ltd.	4,000	34,278
Want Want Holdings Ltd.	4,000	4,120
Wing Tai Holdings Ltd.	8,000	7,139

		1,218,851

Spain (3.84%)
Abertis Infraestructuras SA	3,360	97,725
AC. Acerinox	2,997	41,638
Acciona SA	489	55,979
ACS Actividades Cons Y Serv	3,859	112,470
Aguas De Barcelona Class A	818	19,849
Altadis SA	4,152	185,980
Antena 3 de Television SA	1,176	21,314
Banco Bilbao Vizcaya Argentaria SA	50,626	887,726
Banco Popular Espanol	12,610	153,675
Banco Santander Central Hispano SA	88,811	1,166,641
Cintra Concesiones De Infrae (a) (a)	2,827	38,835
Corporacion Mapfre SA	1,686	28,936
Ebro Puleva SA	1,129	20,218
Endesa SA	14,250	381,404
Fomento De Construct Y Contra	661	39,395
Gamesa Corp Technologica	1,414	21,718
Gas Natural SDG SA	2,708	78,762
Grupo Ferrovial	945	78,651
Iberdrola SA	12,118	338,613
Iberia (Lineas Aer De Espana)	5,885	14,994
Inditex	3,260	95,678
Indra Sistemas SA	1,873	41,082
Inmobiliaria Colonial SA	419	25,431
Metrovacesa SA	805	59,259
NH Hoteles SA	1,022	15,796
Promotora De Infom SA	1,117	21,547

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Spain (Cont.)
Repsol YPF SA	13,553	$439,143
Sacyr Vallehermoso SA	1,676	47,034
Sogecable (a)	549	21,431
Telefonica Publicidad e Information SA	2,123	18,320
Telefonica SA	66,442	1,087,602
Union Fenosa SA	3,186	105,223
Zeltia SA	3,034	21,988

		5,784,057

Sweden (2.37%)
Alfa Laval AB	1,527	27,767
ASSA Abloy AB Class B	4,542	64,140
Atlas Copco AB Class A	5,006	96,838
Atlas Copco AB Class B	3,221	55,662
Axfood AB	402	9,954
Billerud Aktiebolag	843	10,763
Capio AB (a)	1,035	20,422
Castellum AB	491	18,110
D. Carnegie & Co. AB	700	8,982
Electrolux AB Class B	4,134	96,764
Elekta AB Class B	485	22,204
Eniro AB	2,294	26,774
Ericsson LM Class B	221,388	807,991
Fabege AB	1,086	19,327
Gambro AB Class A	2,436	36,913
Gambro AB Class B	1,242	18,740
Getinge AB Class B	2,617	36,112
Hennes & Mauritz AB Class B	7,048	251,320
Hoganas AB Class B	301	7,065
Holmen AB Class B	780	24,444
Lundin Petroleum AB (a)	2,310	29,195
Modern Times Group (a)	727	27,377
Nobel Biocare Holding AG	252	58,725
Nordea Bank AB	31,942	319,249
OMX AB (a)	974	12,027
Oriflame Cosmetics SA	400	11,632
Sandvik AB	2,958	147,058
SAS AB (a)	1,227	13,055
Scania AB Class B	1,444	52,142
Securitas AB Class B	4,232	65,493
Skandia Forsakrings AB	14,731	76,750
Skandinaviska Enskilda Bank Class A	7,153	130,991
Skanska AB Class B	5,698	84,138
SKF AB Class B	5,579	72,668
SSAB Svenskt AB Series A	850	25,706
SSAB Svenskt AB Series B	547	15,696
Svenska Cellulosa AB Class B	2,933	102,695
Svenska Handelsbanken	7,715	178,594
Swedish Match AB	5,142	61,339
Tele2 AB Class B	4,780	48,699
Telelogic AB (a)	3,317	7,614
TeliaSonera AB	27,977	132,775
Trelleborg AB Class B	1,248	$20,843
Volvo AB Class A	1,460	61,570
Volvo AB Class B	3,370	146,679
Wihlborgs Fastigheter AB (a)	217	5,079
WM Data AB	5,077	13,684

		3,581,765

Switzerland (6.47%)
ABB Ltd. (a)	29,381	214,703
Adecco SA	1,977	90,256
Ciba Specialty Chemicals AG	1,006	59,332
Clariant AG (a)	3,593	51,624
Compagnie Financiere Richemont AG Class A	7,437	294,424
Credit Suisse Group	18,038	798,407
Geberit AG Reg	56	40,749
Givaudan	100	64,038
Holcim Ltd.	2,716	180,325
Kudelski SA Bearer (a)	497	19,599
Kuoni Reisen Holding (a)	38	15,235
Logitech International SA (a)	1,154	46,666
Lonza Group AG	532	31,397
Micronas Semiconductor (a)	502	21,444
Nestle SA	6,010	1,759,523
Nobel Biocare Holding AG	101	23,796
Novartis AG	35,078	1,778,897
Phonak Holding AG	687	29,427
PSP Swiss Property AG (a)	541	27,164
Rieter Holding AG	62	18,139
Roche Holding AG	10,480	1,455,567
Schindler Holding AG	75	29,141
Serono SA Class B	93	61,135
SGS SA	62	47,821
SIG Holding AG	93	23,689
Straumann Holding AG	119	31,875
Sulzer AG	51	25,844
Swiss Reinsurance	4,824	316,743
Swisscom AG	349	114,037
Syngenta AG (a)	1,616	169,146
Synthes Inc. (a)	675	78,942
The Swatch Group AG	1,009	28,527
The Swatch Group AG Class B	503	69,279
UBS AG	15,967	1,356,742
Unaxis Holding AG (a)	97	12,835
Valora Holding AG (a)	58	10,798
Zurich Financial Services (a)	2,143	365,016

		9,762,282

United Kingdom (24.42%)
3I Group PLC	8,495	117,471
Aegis Group PLC	15,694	38,754
Aggreko PLC	4,131	17,050

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Alliance Unichem PLC	3,864	$59,055
AMEC PLC	4,853	31,157
Amvescap PLC	10,809	70,159
Anglo American PLC	21,132	629,907
ARM Holdings PLC	20,557	42,604
Arriva PLC	2,835	29,377
Associated British Ports Holdings PLC	4,120	38,169
AstraZeneca PLC	24,298	1,129,277
Aviva PLC	35,173	386,187
BAA PLC	15,778	173,654
BAE Systems PLC	47,696	288,974
Balfour Beatty PLC	6,390	36,911
Barclays PLC	96,231	972,566
Barratt Developments PLC	3,400	45,307
BBA Group PLC	6,899	36,110
Bellway PLC	1,627	25,124
BG Group PLC	52,700	500,083
BHP Billiton PLC	37,031	598,288
BOC Group PLC	7,510	152,728
Boots Group PLC	11,145	119,616
Bovis Homes Group PLC	1,750	18,890
BP PLC (e)	315,660	3,749,786
BPB PLC	7,536	97,829
Brambles Industries PLC	10,855	66,676
British Airways PLC (a)	7,855	40,559
British American Tobacco PLC	23,834	500,677
British Land Co. PLC	7,568	125,542
British Sky Broadcasting PLC	18,304	180,955
Brixton PLC	3,680	25,330
BT Group PLC	126,722	496,756
Bunzl PLC (a) (b)	5,129	51,384
Cable & Wireless PLC	35,687	90,011
Cadbury Schweppes PLC	31,054	313,302
Capita Group PLC	10,131	67,322
Carnival PLC	2,548	131,724
Cattles PLC	4,859	25,711
Centrica PLC	55,023	238,742
Close Brothers Group PLC	1,821	26,707
Cobham PLC	16,230	45,301
Compass Group PLC	32,345	117,666
Cookson Group PLC (a)	2,731	15,896
Corus Group PLC	68,442	62,170
Daily Mail & General NV	4,634	53,945
De La Rue PLC	2,213	14,989
Diageo PLC	44,785	643,783
DSG International PLC	28,268	75,038
Eircom Group PLC Rights (a)	4,016	2,848
Electrocomponents PLC	6,845	29,368
EMAP PLC	3,934	57,106
EMI Group PLC	11,954	51,130
Enterprise Inns	5,182	77,005
Exel PLC	4,600	99,552
First Choice Holidays PLC	7,204	$26,906
FirstGroup PLC	5,780	33,643
FKI PLC	9,705	19,086
Friends Provident PLC	27,585	90,984
Gallaher Group PLC	9,785	151,877
GKN PLC	11,565	60,124
GlaxoSmithKline PLC	87,222	2,218,404
Great Portland Estates	2,365	16,195
Group 4 Securicor PLC	16,107	42,969
GUS PLC	15,072	227,160
Hammerson PLC	4,119	67,674
Hanson PLC	11,096	115,176
Hays PLC	25,150	54,451
HBOS PLC	58,501	880,676
Hilton Group PLC	23,591	130,863
HMV Group PLC	6,211	22,595
HSBC Holdings PLC	167,310	2,706,080
ICAP PLC	6,833	44,111
IMI PLC	5,051	38,219
Imperial Chemical Industries PLC	17,327	91,455
Imperial Tobacco Group PLC	10,784	308,898
Inchcape PLC	1,092	42,162
Intercontinental Hotels Group PLC	6,739	85,224
International Power PLC (a)	21,544	94,428
Intertek Group PLC	2,410	29,054
Invensys PLC (a)	76,382	19,535
iSOFT Group PLC	3,512	26,760
ITV PLC	60,438	120,459
Johnson Matthey PLC	3,433	71,632
Kelda Group PLC	5,624	69,685
Kesa Electricals PLC	7,775	35,004
Kingfisher PLC	35,221	134,185
Land Securities Group PLC	7,018	183,076
Legal and General Group PLC	97,931	196,049
Liberty International PLC	3,419	60,003
Lloyds TSB Group PLC	83,779	690,083
LogicaCMG PLC	11,817	36,683
London Stock Exchange PLC	3,964	39,853
Man Group PLC	4,422	129,160
Marconi Corp. PLC (a)	2,976	16,692
Marks & Spencer Group PLC	24,208	160,011
Meggitt PLC	7,332	41,933
MFI Furniture Group PLC	9,514	18,249
Misys PLC	7,550	26,900
Mitchells & Butler	7,660	49,348
National Express Group PLC	1,974	29,247
National Grid PLC	40,484	379,521
Next PLC	3,925	96,367
Pearson PLC	11,968	139,109
Peninsular & Orient Steam Navigation Co.	10,985	64,714
Persimmon PLC	4,106	62,138
Pilkington PLC	15,883	38,940

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Premier Farnell PLC	5,332	$14,201
Provident Financial PLC	3,617	40,000
Prudential PLC	35,642	323,442
Punch Taverns PLC	3,930	55,454
Rank Group PLC	9,223	48,559
Reckitt Benckiser PLC	9,246	281,641
Reed Elsevier PLC	18,761	173,560
Rentokil Intial PLC	27,854	81,185
Resolution PLC	2,834	30,841
Reuters Group PLC	21,137	139,526
Rexam PLC	8,359	75,856
Rio Tinto PLC	16,021	655,017
Rolls Royce Group (a)	23,055	151,882
Royal & Sun Alliance Insurance Group PLC	43,432	74,307
Royal Bank of Scotland Group	47,469	1,347,148
Royal Dutch Shell PLC Class A	61,750	2,042,150
Royal Dutch Shell PLC Class B	41,282	1,425,682
Sabmiller PLC	13,019	252,362
Sage Group PLC	19,770	80,376
Sainsbury	20,353	100,337
Schroders PLC	1,750	28,521
Scottish & Newcastle PLC	11,093	90,737
Scottish & Southern Energy PLC	12,807	232,441
Scottish Power PLC	27,632	278,534
Serco Group PLC	6,684	30,239
Severn Trent PLC	5,272	92,151
Signet Group PLC	26,676	48,227
Slough Estates PLC	5,900	55,414
Smith & Nephew PLC	13,652	114,618
Smiths Group PLC	8,288	140,190
SSL International PLC	2,302	10,942
Stagecoach Group	11,851	23,359
Tate & Lyle PLC	6,937	55,580
Taylor Woodrow PLC	8,540	48,841
Tesco PLC	116,193	634,293
The Berkeley Group Holdings PLC (a)	1,551	23,773
The Davis Service Group PLC	2,333	19,690
TI Automotive Ltd. (a) (c)	7,024	—
Tomkins PLC	11,645	59,359
Travis Perkins PLC	1,646	41,168
Trinity Mirror PLC	4,523	47,906
Unilever PLC	40,966	427,755
United Business Media PLC	4,343	42,399
United Utilities PLC	13,187	152,348
Vodafone Group PLC	947,447	2,464,883
Whitbread PLC	3,878	64,946
William Hill PLC	5,644	58,037
Wimpey (George) PLC	5,627	42,479
Wolseley PLC	8,627	182,443
WPP Group PLC	17,726	180,400
Yell Group PLC	10,366	$87,441

		36,838,618

Total Common Stocks (cost $121,885,797)		146,050,506

Preferred Stocks (0.22%)

Germany (0.22%)
Fresenius Medical Care PFD	385	30,308
Henkel KGaA	879	79,940
Porsche AG PFD	117	89,959
ProSiebenSat.1 Media AG	1,119	19,339
RWE AG-Non Vtg PFD	640	36,852
Volkswagen AG PFD	1,577	71,984

		328,382

Total Preferred Stocks (cost $232,521)		328,382

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Shares or principal amount	Value
Exchange-Traded Funds (1.26%)
IShares MSCI EAFE Index Fund	32,751	$1,902,833

Total Exchange-Traded Funds (cost $1,603,556)		1,902,833

Repurchase Agreement (1.05%)
Investors Triparty Repurchase Agreement, (d)
2.75%, to be repurchased at $1,579,478 on 10/03/2005	$1,579,115	1,579,115

Total Repurchase Agreement (cost $1,579,115)		1,579,115

TOTAL INVESTMENTS (99.35%) (cost $125,300,989)		149,860,836
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (0.65%)		976,817

NET ASSETS (100.0%)		$150,837,653

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security amounted to $51,384 or 0.03% of net assets.

(c)	Security valued at fair value.

(d)	Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency securities with a market value of $1,658,072 as of September 30, 2005.

(e)	At September 30, 2005, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

Approximately 31.50% of the investment securities are denominated in the Euro, followed by 24.58% in the British Pound, 23.11% in the Japanese Yen, 6.51% in the Swiss Franc, 5.34% in the Australian Dollar, 2.39% in the Swedish Krone and 2.33% in the United States Dollar. The remaining investment securities representing 4.24% of total investments, are denominated in five currencies, each of which represents less than 1.69% of total investments.

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Industry	Value	%
Financials	$40,038,586	26.55%
Consumer Discretionary	17,883,931	11.86
Industrials	15,406,254	10.21
Energy	13,430,855	8.90
Health Care	11,731,588	7.78
Consumer Staples	11,438,559	7.58
Materials	11,095,891	7.36
Telecommunication Services	9,296,053	6.16
Information Technology	8,464,133	5.61
Utilities	7,593,038	5.03

Total Stocks	146,378,888	97.04
Exchange-Traded Funds	1,902,833	1.26
Repurchase Agreement	1,579,115	1.05
Cash and Other Assets, Net of Liabilities	976,817	0.65

Net Assets	$150,837,653	100.00%

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Shares	Value
Registered Investment Companies (99.88%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (39.22%) (a)	6,685,923	$69,867,892
State Farm Mutual Fund Trust Equity Fund Institutional Shares (60.66%) (a)	12,461,693	108,042,879

Total Registered Investment Companies (cost $167,113,454)		177,910,771

TOTAL INVESTMENTS (99.88%) (cost $167,113,454)		177,910,771
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.12%)		216,026

NET ASSETS (100.00%)		$178,126,797

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (39.63%)

Aerospace/Defense (0.35%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$965,784

Agriculture, Foods, & Beverage (3.05%)
Coca-Cola Enterprises Inc.
2.500%, 09/15/2006	1,000,000	980,118
Bottling Group LLC
2.450%, 10/16/2006	500,000	489,152
General Mills Inc.
2.625%, 10/24/2006	500,000	488,365
Kellogg Co.
2.875%, 06/01/2008	500,000	477,093
Sara Lee Corp.
2.750%, 06/15/2008	1,000,000	946,909
Kraft Foods Inc.
4.125%, 11/12/2009	1,000,000	975,092
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	986,358
ConAgra Inc.
7.875%, 09/15/2010	500,000	559,481
Kellogg Co.
6.600%, 04/01/2011	500,000	541,722
General Mills Inc.
6.000%, 02/15/2012	500,000	529,571
Bottling Group LLC
4.625%, 11/15/2012	500,000	494,274
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	495,225
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	495,412

		8,458,772

Automotive (2.40%)
Daimler Chrysler North America
6.400%, 05/15/2006	500,000	505,380
General Motors Acceptance Corp.
6.125%, 02/01/2007	1,000,000	994,123
6.150%, 04/05/2007	500,000	496,191
Ford Motor Credit Co.
4.950%, 01/15/2008	1,000,000	951,637
Toyota Motor Credit Corp.
2.875%, 08/01/2008	1,000,000	956,498
Ford Motor Credit Co.
5.625%, 10/01/2008	500,000	472,481
Goodyear Tire & Rubber Co.
7.857%, 08/15/2011	500,000	483,750
General Motors Acceptance Corp.
6.875%, 09/15/2011	500,000	454,807
General Motors Corp.
7.125%, 07/15/2013	500,000	426,250
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	528,643
Ford Motor Co.
7.450%, 07/16/2031	$500,000	$390,000

		6,659,760

Banks (2.11%)
JPMorgan Chase & Co.
3.625%, 05/01/2008	500,000	488,189
Bank One Corp.
2.625%, 06/30/2008	1,000,000	950,363
Bank of America Corp.
3.250%, 08/15/2008	1,000,000	964,610
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	980,311
Bank of America Corp.
4.250%, 10/01/2010	1,000,000	977,132
US Bank NA
4.950%, 10/30/2014	500,000	500,529
Fifth Third Bank
4.750%, 02/01/2015	500,000	489,866
Suntrust Banks Inc.
5.000%, 09/01/2015	500,000	497,721

		5,848,721

Building Materials & Construction (1.08%)
Masco Corp.
6.750%, 03/15/2006	500,000	505,026
Hanson Australia Funding
5.250%, 03/15/2013	500,000	499,131
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	493,911
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,009,090
Masco Corp.
4.800%, 06/15/2015	500,000	483,772

		2,990,930

Chemicals (1.14%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	973,144
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	500,000	480,588
4.875%, 04/30/2014	500,000	501,895
PPG Industries Inc.
7.400%, 08/15/2019	500,000	604,124
The Dow Chemical Co.
7.375%, 11/01/2029	500,000	610,427

		3,170,178

Commercial Service/Supply (1.06%)
RR Donnelley & Sons Co. (a)
4.950%, 05/15/2010	500,000	497,536

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Commercial Service/Supply (Cont.)
First Data Corp.
4.500%, 06/15/2010	$500,000	$496,411
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	493,682
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	961,118
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	497,306

		2,946,053

Computers (0.18%)
International Business Machines Corp.
4.250%, 09/15/2009	500,000	494,436

Consumer & Marketing (2.00%)
The Gillette Co.
2.500%, 06/01/2008	500,000	475,581
The Procter & Gamble Co.
3.500%, 12/15/2008	500,000	484,794
Clorox Co.
4.200%, 01/15/2010	500,000	491,713
Newell Rubbermaid Inc.
4.000%, 05/01/2010	500,000	475,259
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	485,720
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	498,157
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,013,640
Clorox Co.
5.000%, 01/15/2015	500,000	501,435
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,113,887

		5,540,186

Electronic/Electrical Mfg. (1.03%)
Raytheon Co.
6.550%, 03/15/2010	500,000	531,790
Emerson Electric Co.
7.125%, 08/15/2010	315,000	348,548
General Electric Co.
5.000%, 02/01/2013	500,000	504,157
Emerson Electric Co.
4.500%, 05/01/2013	500,000	489,338
4.750%, 10/15/2015	1,000,000	984,186

		2,858,019

Financial Services (2.50%)
General Electric Capital Corp.
6.800%, 11/01/2005	500,000	501,024
Caterpillar Financial Services Corp.
5.950%, 05/01/2006	500,000	504,538
2.700%, 07/15/2008	$500,000	$475,340
4.500%, 06/15/2009	500,000	497,675
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	973,857
Citigroup Inc.
4.125%, 02/22/2010	1,000,000	976,453
SLM Corp.
4.500%, 07/26/2010	1,000,000	985,606
Citigroup Inc.
5.125%, 05/05/2014	500,000	505,850
Goldman Sachs Group Inc.
5.500%, 11/15/2014	500,000	512,888
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	497,985
Verizon Network Funding Corp.
4.900%, 09/15/2015	500,000	488,910

		6,920,126

Forest Products & Paper (0.79%)
International Paper Co.
6.750%, 09/01/2011	500,000	535,882
MeadWestvaco Corp.
6.850%, 04/01/2012	500,000	545,219
International Paper Co.
5.250%, 04/01/2016	500,000	483,946
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	626,618

		2,191,665

Health Care (5.36%)
Abbott Laboratories
6.400%, 12/01/2006	500,000	510,890
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	985,486
Abbott Laboratories
3.500%, 02/17/2009	500,000	483,438
Hillenbrand Industries
4.500%, 06/15/2009	1,000,000	984,385
Amgen Inc.
4.000%, 11/18/2009	500,000	488,837
Genentech Inc. (a)
4.400%, 07/15/2010	1,000,000	988,499
Medtronic Inc. (a)
4.375%, 09/15/2010	500,000	493,759
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	476,543
Wyeth
5.500%, 03/15/2013	500,000	512,780
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	492,576

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Health Care (Cont.)
Johnson & Johnson
3.800%, 05/15/2013	$1,000,000	$949,625
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,031,125
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	984,215
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	968,489
AstraZeneca PLC SP
5.400%, 06/01/2014	1,000,000	1,039,795
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,017,226
Amgen Inc.
4.850%, 11/18/2014	500,000	500,338
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	481,578
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	962,542
Medtronic Inc. (a)
4.750%, 09/15/2015	500,000	492,206

		14,844,332

Machinery & Manufacturing (2.11%)
United Technologies Corp.
4.375%, 05/01/2010	500,000	494,582
Deere & Co.
7.850%, 05/15/2010	500,000	564,577
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	491,680
Goodrich Corp.
7.625%, 12/15/2012	500,000	573,547
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	502,662
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	739,646
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	998,511
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	983,308
Thermo Electron Corp. (a)
5.000%, 06/01/2015	500,000	492,075

		5,840,588

Media & Broadcasting (1.08%)
The Walt Disney Co.
5.500%, 12/29/2006	500,000	505,415
Knight-Ridder Inc.
9.875%, 04/15/2009	500,000	575,154
New York Times Co.
4.500%, 03/15/2010	500,000	499,046
Knight-Ridder Inc.
4.625%, 11/01/2014	1,000,000	929,322
New York Times Co.
5.000%, 03/15/2015	$500,000	$496,644

		3,005,581

Mining & Metals (1.53%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	942,038
Alcoa Inc.
7.375%, 08/01/2010	500,000	556,155
6.500%, 06/01/2011	250,000	270,983
BHP Billiton Finance
4.800%, 04/15/2013	500,000	497,155
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	975,888
Alcan Inc.
5.000%, 06/01/2015	1,000,000	983,410

		4,225,629

Oil & Gas (1.11%)
BP Capital Markets PLC
2.625%, 03/15/2007	1,000,000	976,168
Chevron Corp.
3.500%, 09/17/2007	500,000	491,152
Phillips Petroleum Co.
8.750%, 05/25/2010	500,000	584,611
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	533,762
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	501,342

		3,087,035

Retailers (3.00%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	972,725
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	996,033
CVS Corp.
4.000%, 09/15/2009	1,000,000	972,208
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	969,255
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	975,843
Home Depot Inc.
4.625%, 08/15/2010	500,000	499,861
Safeway Inc.
4.950%, 08/16/2010	500,000	488,447
Albertson’s Inc.
7.500%, 02/15/2011	500,000	491,001
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	985,493

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Retailers (Cont.)
McDonald’s Corp.
4.125%, 06/01/2013	$1,000,000	$950,755

		8,301,621

Telecom & Telecom Equipment (1.90%)
Cingular Wireless
5.625%, 12/15/2006	500,000	506,056
GTE North Inc.
5.650%, 11/15/2008	500,000	508,019
Vodafone Group PLC
7.750%, 02/15/2010	500,000	557,709
Deutsche Telekom International Financial
8.500%, 06/15/2010	500,000	566,862
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	536,895
Alltel Corp.
7.000%, 07/01/2012	500,000	555,718
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,003,658
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,022,252

		5,257,169

Utilities & Energy (5.85%)
Alabama Power Co.
7.125%, 10/01/2007	300,000	314,152
3.125%, 05/01/2008	500,000	481,949
Pacificorp
4.300%, 09/15/2008	1,000,000	988,312
Duke Energy Corp.
4.500%, 04/01/2010	500,000	495,117
Progress Energy Florida
4.500%, 06/01/2010	500,000	492,879
Commonwealth Edison
4.740%, 08/15/2010	500,000	491,379
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	562,086
Reliant Energy
7.750%, 02/15/2011	500,000	561,573
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	535,831
Tampa Electric Co.
6.875%, 06/15/2012	500,000	551,896
Northern States Power Co.
8.000%, 08/28/2012	500,000	592,120
Southern California Gas
4.800%, 10/01/2012	500,000	499,174
Georgia Power
5.125%, 11/15/2012	200,000	203,529
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,007,591
Florida Power Corp.
4.800%, 03/01/2013	$500,000	$494,217
Peoples Gas Lt.
4.625%, 05/01/2013	500,000	492,974
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	974,299
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	503,253
PSI Energy
5.000%, 09/15/2013	1,000,000	994,922
Boston Edison
4.875%, 04/15/2014	1,000,000	999,777
Union Elec Co.
5.500%, 05/15/2014	500,000	519,844
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	975,966
Union Elec Co.
4.750%, 04/01/2015	500,000	491,458
Commonwealth Edison
4.700%, 04/15/2015	500,000	473,190
Southwestern Electric Power
5.375%, 04/15/2015	500,000	507,325
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	498,705
Southern California Gas
5.450%, 04/15/2018	500,000	514,738

		16,218,256

Total Corporate Bonds (cost $109,691,038)		109,824,841

Taxable Municipal Bonds (0.69%)
Illinois State
3.850%, 06/01/2013	1,000,000	939,070
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	963,950

Total Taxable Municipal Bonds (cost $1,998,404)		1,903,020

Foreign Government Bonds (0.19%)
Province of Ontario
5.500%, 10/01/2008	500,000	516,036

Total Foreign Government Bonds (cost $483,149)		516,036

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Principal amount	Value
Government Agency Securities (33.17%) (b)

Agency Notes & Bonds (6.18%)
Federal Home Loan Mortgage Corp.
6.625%, 09/15/2009	$1,000,000	$1,075,806
4.500%, 07/15/2013	1,500,000	1,488,045
5.200%, 03/05/2019	2,000,000	1,976,980
5.300%, 05/12/2020	3,000,000	2,963,628
Federal National Mortgage Association
2.875%, 10/15/2005	1,000,000	999,618
5.500%, 02/15/2006	500,000	502,712
6.625%, 10/15/2007	500,000	521,356
3.250%, 01/15/2008	3,000,000	2,923,473
3.250%, 08/15/2008	1,500,000	1,452,296
6.625%, 11/15/2010	1,000,000	1,093,468
4.375%, 09/15/2012	1,500,000	1,484,368
7.125%, 01/15/2030	500,000	649,486

		17,131,236

Mortgage-Backed Securities (26.99%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	755,495	754,040
5.000%, 09/01/2018	734,772	733,843
5.000%, 09/01/2018	671,739	670,446
5.500%, 11/01/2018	702,366	712,822
4.500%, 11/01/2018	1,518,881	1,489,955
5.000%, 01/01/2019	738,468	736,796
5.000%, 04/01/2019	792,975	791,180
4.500%, 05/01/2019	831,585	814,900
4.000%, 05/01/2019	869,645	835,704
5.500%, 06/01/2019	1,240,594	1,259,109
5.000%, 01/01/2020	926,792	924,694
5.500%, 04/01/2020	936,282	950,225
6.000%, 11/01/2028	101,936	103,929
6.500%, 06/01/2029	180,726	186,427
7.500%, 12/01/2030	17,185	18,222
7.000%, 07/01/2031	15,958	16,676
6.500%, 09/01/2031	33,637	34,647
6.000%, 11/01/2032	436,034	443,719
6.000%, 12/01/2032	223,652	227,594
5.500%, 05/01/2033	2,342,917	2,345,363
5.500%, 07/01/2033	1,535,895	1,537,498
5.000%, 08/01/2033	1,613,403	1,582,789
5.500%, 03/01/2034	983,870	984,446
5.000%, 04/01/2034	1,348,668	1,321,903
6.000%, 07/01/2034	2,157,576	2,195,482
5.000%, 05/01/2035	1,953,007	1,911,873
5.500%, 05/01/2035	1,950,044	1,951,020
Federal National Mortgage Association
6.000%, 09/01/2013	375,618	386,442
5.500%, 12/01/2016	184,528	187,356
5.500%, 01/01/2017	97,203	98,692
5.500%, 01/01/2017	707,096	717,930
6.500%, 01/01/2017	86,228	89,193
5.500%, 02/01/2017	$637,581	$647,350
5.000%, 03/01/2017	749,510	748,361
6.000%, 04/01/2017	115,098	118,413
5.500%, 01/01/2018	457,808	464,701
5.000%, 02/01/2018	831,302	830,027
5.000%, 05/01/2018	621,124	619,928
5.000%, 05/01/2018	1,206,746	1,204,401
5.000%, 05/01/2018	1,233,297	1,230,901
4.500%, 05/01/2018	1,442,980	1,415,516
4.500%, 05/01/2018	1,460,975	1,433,168
4.500%, 03/01/2019	834,502	817,758
5.500%, 10/01/2019	1,728,810	1,754,467
5.000%, 11/01/2019	1,758,613	1,754,608
4.500%, 12/01/2019	909,514	891,264
4.500%, 09/01/2020	1,500,000	1,469,370
7.500%, 09/01/2029	119,769	126,850
8.000%, 03/01/2030	17,627	18,846
6.500%, 05/01/2030	150,925	155,835
6.500%, 08/01/2031	44,559	45,936
7.000%, 08/01/2031	39,570	41,423
6.500%, 10/01/2031	103,960	107,173
6.000%, 11/01/2031	126,873	129,072
7.000%, 01/01/2032	129,052	135,093
6.000%, 03/01/2032	163,430	166,263
6.500%, 03/01/2032	59,194	61,023
6.500%, 04/01/2032	444,075	457,559
7.000%, 04/01/2032	143,522	150,234
6.500%, 05/01/2032	943,947	977,794
6.000%, 05/01/2032	106,276	108,080
6.500%, 06/01/2032	136,573	140,720
7.000%, 06/01/2032	224,753	235,264
7.000%, 06/01/2032	206,659	216,323
6.500%, 07/01/2032	300,997	310,137
6.000%, 08/01/2032	458,814	466,601
6.500%, 10/01/2032	679,704	700,343
5.500%, 10/01/2032	1,545,798	1,546,625
6.000%, 11/01/2032	592,176	602,227
6.000%, 01/01/2033	352,820	358,808
5.500%, 03/01/2033	523,955	524,198
5.500%, 03/01/2033	1,246,374	1,246,952
6.000%, 04/01/2033	796,319	809,759
5.000%, 05/01/2033	754,636	740,488
5.000%, 05/01/2033	1,112,832	1,091,968
5.000%, 08/01/2033	1,468,961	1,441,421
5.500%, 10/01/2033	1,230,989	1,231,560
5.000%, 03/01/2034	2,402,292	2,357,254
5.500%, 05/01/2034	1,699,783	1,699,905
6.000%, 07/01/2034	1,071,297	1,089,437
5.500%, 12/01/2034	2,321,713	2,321,880
5.500%, 04/01/2035	1,942,097	1,941,855
5.500%, 07/01/2035	2,458,677	2,458,370
5.000%, 10/01/2035	1,500,000	1,468,688

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)

Mortgage-Backed Securities (Cont.)
Government National Mortgage Association
6.000%, 05/15/2017	$307,547	$318,247
6.500%, 06/15/2028	184,084	191,979
6.000%, 11/15/2028	204,836	210,110
6.500%, 03/15/2029	206,882	215,604
7.000%, 06/15/2029	139,094	146,356
7.500%, 08/20/2030	52,953	55,971
6.500%, 11/15/2031	13,392	13,938
6.000%, 01/15/2032	117,777	120,662
5.500%, 10/15/2033	1,251,410	1,264,096
5.000%, 11/20/2033	1,541,123	1,522,667
6.000%, 12/20/2033	594,982	607,693

		74,764,435

Total Government Agency Securities (cost $92,554,721)		91,895,671

U.S. Treasury Obligations (21.03%)
U.S. Treasury Bonds
7.250%, 05/15/2016	3,000,000	3,711,210
7.500%, 11/15/2016	1,500,000	1,898,554
8.125%, 08/15/2019	750,000	1,023,955
6.250%, 08/15/2023	1,000,000	1,195,742
6.875%, 08/15/2025	1,000,000	1,289,141
U.S. Treasury Notes
4.625%, 05/15/2006	3,000,000	3,010,431
6.500%, 10/15/2006	3,000,000	3,070,431
4.375%, 05/15/2007	3,000,000	3,009,960
6.125%, 08/15/2007	1,750,000	1,811,045
3.000%, 11/15/2007	2,000,000	1,953,124
5.500%, 02/15/2008	2,000,000	2,060,624
5.625%, 05/15/2008	3,000,000	3,105,819
4.750%, 11/15/2008	3,000,000	3,048,165
6.000%, 08/15/2009	4,600,000	4,891,994
6.500%, 02/15/2010	2,000,000	2,179,218
5.750%, 08/15/2010	4,000,000	4,266,092
5.000%, 08/15/2011	4,000,000	4,156,408
4.375%, 08/15/2012	4,000,000	4,023,592
4.000%, 11/15/2012	1,500,000	1,475,567
4.250%, 08/15/2013	4,000,000	3,986,248
4.750%, 05/15/2014	3,000,000	3,090,702

Total U.S. Treasury Obligations (cost $58,375,999)		58,258,022

Short-term Investments (6.48%)
Citigroup Funding, 3.600%, 10/20/2005	5,000,000	4,998,424
Household Finance Corp., 3.790%, 11/15/2005	5,000,000	4,998,958
JPMorgan Treasury Plus Money Market Fund	7,963,147	$7,963,147

Total Short-term Investments (cost $17,960,529)		17,960,529

TOTAL INVESTMENTS (101.19%) (cost $281,063,840)		280,358,119
OTHER ASSETS, NET OF LIABILITIES (-1.19%)		(3,308,563)

NET ASSETS (100.00%)		$277,049,556

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $2,964,075 or 1.07% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (96.63%)

California (9.02%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	$1,500,000	$1,625,595
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	900,000	952,785
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	Aaa	1,395,000	1,508,762
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	Aaa	1,500,000	1,617,015
State of California, General Obligation Bonds	5.250%	02/01/2019	A2	2,200,000	2,370,038
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2019	A2	650,000	682,253
Metropolitan Water District of Southern California, Water Revenue Refunding Bonds, 1996 Series B	4.750%	07/01/2021	Aaa	230,000	231,465
Metropolitan Water District Southern of California, Water Revenue Refunding Bonds, 1996 Series B (Prerefunded to 07-01-2006 @ 100) (b)	4.750%	07/01/2021	Aaa	155,000	157,257
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A2	600,000	629,622

					9,774,792

Colorado (1.79%)
Adams County, School District, Number 12, Colorado, General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2007 @ 101) (b)	5.400%	12/15/2014	Aaa	440,000	466,655
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	Aaa	1,320,000	1,468,513

					1,935,168

Connecticut (2.00%)
Town of New Canaan, Connecticut	4.500%	04/01/2020	Aaa	1,500,000	1,513,335
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @100) (b)	5.000%	01/15/2021	Aaa	600,000	651,000

					2,164,335

Delaware (1.61%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	Aaa	1,625,000	1,742,894

Georgia (3.00%)
Dekalb County, Georgia, Water & Sewage Revenue Bonds, Series 2000	5.500%	10/01/2014	Aa2	2,000,000	2,189,800
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aaa	1,000,000	1,064,990

					3,254,790

Idaho (1.47%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002	5.125%	07/30/2019	AA-	500,000	538,510
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,055,020

					1,593,530

Illinois (1.02%)
State of Illinois, General Obligation Bonds, First Series of December 2000	5.750%	12/01/2017	Aaa	1,000,000	1,100,790

Indiana (1.37%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	Aaa	1,410,000	1,486,845

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Iowa (0.48%)
Des Moines, Iowa Urban Renewal Series D	5.000%	06/01/2022	Aa2	$500,000	$519,945

Kansas (7.51%)
State of Kansas, Department of Transportation, Highway Revenue Bonds, Series 2000A (Prerefunded to 09-01-2010 @ 100) (b)	5.750%	09/01/2013	Aa2	2,300,000	2,555,415
Johnson County, Kansas, Unified School District Number 229, Series A (Prerefunded to 10-01-2008 @ 100) (b)	5.500%	10/01/2016	AA	2,000,000	2,138,960
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	850,000	850,229
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aaa	730,000	775,640
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	1,000,000	1,040,530
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2020	Aaa	235,000	249,022
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aaa	245,000	259,619
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2022	Aaa	250,000	264,208

					8,133,623

Louisiana (1.00%)
State of Louisiana, General Obligation Bonds, Series 2000-A (Prerefunded to 11-15-2010 @100) (b)	5.000%	11/15/2019	Aaa	1,000,000	1,078,830

Maryland (3.17%)
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,352,150
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2005, Second Series	4.250%	08/01/2020	Aaa	1,000,000	1,014,410
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2023	Aaa	1,000,000	1,067,000

					3,433,560

Massachusetts (2.04%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2002, Series E (Prerefunded to 01-01-2013 @ 100) (b)	5.500%	01/01/2015	Aa2	1,000,000	1,110,650
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (b)	5.250%	08/01/2020	Aa2	1,000,000	1,101,540

					2,212,190

Michigan (4.57%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2000 School Building and Site Bonds (General Obligation - Unlimited Tax) (Prerefunded to 05-01-2010 @ 100) (b)	5.250%	05/01/2019	Aa2	2,575,000	2,793,257
State of Michigan, General Obligation Bonds, Environmental Protection Program, Series 2000 (Prerefunded to 11-01-2010 @ 100) (b)	5.250%	11/01/2020	Aa2	1,985,000	2,163,412

					4,956,669

Minnesota (2.51%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	Aaa	2,500,000	2,723,575

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Mississippi (2.44%)
State of Mississippi, General Obligation Bonds, Capital Improvements Issue, Series 2000 (Prerefunded to 11-01-2010 @ 100) (b)	5.500%	11/01/2015	Aaa	$2,400,000	$2,643,504

Missouri (6.12%)
The School District of North Kansas City, Missouri, General Obligation School Building Bonds (Missouri Direct Deposit Program) Series 2002 (Prerefunded to 03-01-2012 @100) (b)	5.000%	03/01/2016	AA+	1,250,000	1,333,062
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	1,155,000	1,264,240
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B (Prerefunded to 10-01-2010 @ 100) (b)	5.625%	07/01/2016	Aaa	1,260,000	1,394,959
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2000	5.000%	02/01/2017	Aaa	2,500,000	2,643,200

					6,635,461

Montana (0.30%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	Aa3	315,000	330,561

Nebraska (1.58%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,707,240

New Hampshire (3.02%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aaa	1,510,000	1,599,030
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aaa	1,580,000	1,669,791

					3,268,821

New Jersey (1.48%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Aaa	1,500,000	1,606,665

New York (2.27%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	1,300,000	1,385,046
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	Aaa	1,000,000	1,069,770

					2,454,816

North Carolina (1.99%)
City of Winston-Salem, North Carolina, Water and Sewer System Revenue and Revenue Refunding Bonds, Series 2001 (Prerefunded to 6-01-2011 @ 101) (b)	5.000%	06/01/2018	Aa2	1,000,000	1,090,990
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,069,470

					2,160,460

Ohio (7.13%)
City of Columbus, Ohio, General Obligation Bonds, Various Purpose Unlimited Tax Bonds, Series 2000-1 (Prerefunded to 11-15-2010 @ 101) (b)	5.500%	11/15/2014	Aaa	2,400,000	2,665,488
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	Aaa	1,000,000	1,089,010

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Ohio (Cont.)
State of Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 2000 (Prerefunded to 2-01-2010 @ 100) (b)	5.750%	02/01/2016	Aa1	$2,400,000	$2,635,944
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2020	Aa2	1,270,000	1,339,571

					7,730,013

Oklahoma (1.01%)
State of Oklahoma, General Obligation Bonds, Oklahoma Building Bonds Commission	5.000%	07/15/2018	Aaa	1,000,000	1,091,090

Oregon (5.27%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (b)	5.250%	06/15/2015	Aaa	1,000,000	1,102,330
Eagle Point School District Number 9, Jackson County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded 6-15-2011 @ 100) (b)	5.625%	06/15/2017	Aa3	1,500,000	1,673,025
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 6-15-2011 @ 100) (b)	5.000%	06/15/2018	Aa3	2,000,000	2,166,460
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	Aaa	705,000	764,248

					5,706,063

Rhode Island (0.96%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,043,870

Tennessee (4.96%)
Tennessee State School Bonds Authority, Higher Educational Facilities Second Program Bonds, Series A (Prerefunded 5-01-2010 @ 100) (b)	5.400%	05/01/2013	Aa3	2,440,000	2,662,235
Williamson County, Tennessee, General Obligation Public Improvement Bonds, Series 2000 (ULT) (Prerefunded to 3-01-2010 @ 100) (b)	5.400%	03/01/2020	Aa1	2,500,000	2,714,625

					5,376,860

Texas (9.89%)
City of Dallas, Texas, (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Revenue Refunding Bonds, Series 2000 (Prerefunded 10-01-2010 @100) (b)	5.500%	10/01/2013	Aa2	2,400,000	2,643,360
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 2-01-2010 @ 100) (b)	5.750%	02/01/2015	Aa1	2,400,000	2,635,944
Plano Independent School District, (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000 (Prerefunded to 08-15-2010 @ 100) (b)	5.125%	02/15/2016	Aaa	2,500,000	2,705,600
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000	5.250%	08/15/2017	AAA	2,550,000	2,735,997

					10,720,901

Utah (1.11%)
West Jordan Utah, General Obligation Bonds Series 2004	5.250%	04/01/2022	Aaa	680,000	732,551
Payson City, Utah, Water Revenue and Refunding Bonds, Series 2005	5.000%	10/15/2022	Aaa	440,000	466,897

					1,199,448

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)

Virginia (2.01%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 8-01-2009 @ 101) (b)	5.000%	08/01/2016	Aaa	$1,000,000	$1,074,960
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,107,290

					2,182,250

Wisconsin (2.53%)
State of Wisconsin, General Obligation Bonds of 2000, Series D (Prerefunded to 5-01-2011 @ 100) (b)	5.300%	05/01/2018	Aa3	2,500,000	2,740,525

Total Long-term Municipal Bonds (cost $99,027,022)					104,710,084

Short-term Investments (2.49%)
JPMorgan Tax Free Money Market Fund				2,702,719	2,702,719
Total Short-term Investments (cost $2,702,719)					2,702,719

TOTAL INVESTMENTS (99.12%) (cost $101,729,741)					107,412,803
OTHER ASSETS, NET OF LIABILITIES (0.88%)					952,777

NET ASSETS (100.00%)					$108,365,580

(a)	Ratings represent the lower of Moody’s or S&P’s ratings.

(b)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

Long-term Municipal Bonds consisted of 45.94% Advanced Refund Bonds, 28.59% General Obligation Bonds, and 25.47% Municipal Revenue Bonds.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2005

(Unaudited)

	Principal amount	Value
Short-term Investments (99.60%)

Agriculture, Foods, & Beverage (4.83%)
Coca-Cola
3.650%, 11/17/2005	$4,000,000	$3,980,939
3.600%, 11/21/2005	1,000,000	994,900

		4,975,839

Automotive (19.27%)
American Honda Finance Corp.
3.550% to 3.570%, 10/04/2005	5,000,000	4,998,514
FCAR Owner Trust Series I
3.580%, 10/07/2005	5,000,000	4,997,017
Toyota Motor Credit Corp.
3.620%, 10/24/2005	4,900,000	4,888,667
New Center Asset Trust
3.650%, 10/28/2005	5,000,000	4,982,622

		19,866,820

Chemicals (4.83%)
E.I. du Pont de Nemours and Co.
3.530%, 10/27/2005	1,000,000	997,450
3.740%, 11/18/2005	4,000,000	3,980,054

		4,977,504

Consumer & Marketing (4.74%)
The Procter & Gamble Co. (a)
3.500%, 10/19/2005	3,000,000	2,994,750
3.540%, 10/28/2005	1,900,000	1,894,956

		4,889,706

Financial Services (23.99%)
Caterpillar Financial Services Corp.
3.670%, 10/03/2005	5,000,000	4,998,980
General Electric Capital Corp.
3.570%, 10/04/2005	5,000,000	4,966,761
Chevron Texaco Funding Corp.
3.530%, 10/14/2005	4,900,000	4,893,754
Citigroup Funding
3.600% to 3.720%, 10/20/2005	5,000,000	4,990,437
Household Finance Corp.
3.790%, 11/15/2005	4,900,000	4,884,557

		24,734,489

Government Agency Securities (25.55%) (b)
Federal National Mortgage Association
3.460%, 10/05/2005	1,000,000	999,616
3.500%, 10/11/2005	5,000,000	4,995,139
Federal Home Loan Mortgage Corp.
3.520%, 10/25/2005	5,000,000	4,988,267
Federal National Mortgage Association
3.620%, 11/30/2005	5,000,000	4,969,833
Federal Home Loan Mortgage Corp.
3.805%, 12/30/2005	$5,000,000	$4,952,437
3.750%, 01/17/2006	5,500,000	5,438,125

		26,343,417

Health Care (4.85%)
Pfizer Inc.
3.550%, 10/12/2005	5,000,000	4,994,576

Registered Investment Companies (1.96%)
JPMorgan Treasury Plus Money Market Fund	2,021,595	2,021,595

Telecom & Telecom Equipment (9.58%)
SBC Communications
3.540%, 10/06/2005 (a)	3,500,000	3,486,582
BellSouth Corp.
3.560%, 10/21/2005	5,000,000	4,990,111
SBC Communications
3.730%, 11/07/2005 (a)	1,400,000	1,399,312

		9,876,005

Total Short-term Investments (cost $102,679,951)		102,679,951

TOTAL INVESTMENTS (99.60%) (cost $102,679,951)		102,679,951
OTHER ASSETS, NET OF LIABILITIES (0.40%)		411,869

NET ASSETS (100.00%)		$103,091,820

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of these securities amounted to $9,775,600 or 9.48% of net assets.

(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1. Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its assets in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The State Farm Small Cap Equity Fund (the “Small Cap Equity Fund”) seeks long-term growth of capital. The Small Cap Equity Fund invests most of its assets in equity securities of companies with relatively small market capitalizations located in the U.S. The companies in which the Small Cap Equity Fund invests typically have market capitalizations in the same range as found in the Russell 2000® Index (the “Russell 2000”).

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in common stocks of companies located in 16 European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom), Australia, New Zealand, Hong Kong, Japan and Singapore. The International Equity Fund may also invest in companies located in other countries and in emerging markets.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Index Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Index Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund invests primarily in a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

(1)	“S&P 500®” is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)	The Russell 2000® Index is a trademark/service mark, and Russell™ is a trademark of the Frank Russell Company. The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)	The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Income Fund (the “LifePath Income Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Income Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Income Fund have substantially similar investment objectives.

The State Farm LifePath 2010® Fund (the “LifePath 2010 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2010. The LifePath 2010 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2010 Master Portfolio. The LifePath 2010 Master Portfolio and the LifePath 2010 Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at the net proceeds from the sales transaction.

(4)	LifePath and LifePath followed by 2010, 2020, 2030 and 2040 are registered trademarks of Barclays Global Investors, N.A.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are valued pursuant to procedures established by the Trust’s Board of Trustees. These procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain at least one daily bid price quotation from a broker or dealer in the securities. If SFIMC cannot obtain a daily bid price quotation for the security or if SFIMC believes the bid price quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. In fair valuing a security, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in fair valuing securities include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Repurchase Agreements

The Funds, including the S&P 500 Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are not Feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of September 30, 2005. For the Feeder Funds, see the Notes to Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments. It is possible that the securities will never be issued and the commitment cancelled. At September 30, 2005, there were no commitments for such securities in the Tax Advantaged Bond Fund’s portfolio.

Multi-class fund structure

The Funds offer multiple classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Institutional shares are not subject to an initial sales charge or a contingent deferred sales charge. Class R-1, R-2 and R-3 shares are available for purchase or exchange for all Funds except the Tax Advantaged Bond Fund only by individuals or entities who enter into a Retirement Plan Record Keeping Service Agreement with Bisys Retirement Services, Inc. (“Bisys”), and who intend that the plan for which Bisys is providing administrative services will purchase Fund shares.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond, Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Funds’ relative net assets.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds at 09/30/2005
S&P 500 Index Fund	S&P 500 Index Master Portfolio	22.24%
LifePath Income Fund	LifePath Retirement Master Portfolio	50.95%
LifePath 2010 Fund	LifePath 2010 Master Portfolio	41.39%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	39.10%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	40.78%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	40.65%

The Master Portfolios are diversified, open-end management investment companies, which have similar investment objectives as the respective Feeder Funds. The Master Portfolios operate as partnerships for federal income tax purposes. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio at fair value based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the Schedules of Investments for the Master Portfolios included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

As of September 30, 2005, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$262,783,015	$17,176,490	$(9,210,875)	$7,965,615
Small Cap Equity Fund	113,073,106	21,481,048	(9,327,631)	12,153,417
International Equity Fund	69,010,626	18,007,708	(2,433,678)	15,574,030
Small Cap Index Fund	219,358,193	57,046,719	(10,362,289)	46,684,430
International Index Fund	125,301,003	28,073,978	(3,514,145)	24,559,833
Equity and Bond Fund	167,113,454	10,797,317	—	10,797,317
Bond Fund	281,063,840	3,064,539	(3,770,260)	(705,721)
Tax Advantaged Bond Fund	101,729,741	5,710,967	(27,905)	5,683,062
Money Market Fund	102,679,951	—	—	—

The unrealized appreciation and depreciation information for the Master Investment Portfolio (“MIP”) can be found in the MIP Notes to Schedules of Investments. The tax cost information noted in the LifePath Master Portfolios’ Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios. See the MIP Notes to Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation of $512,545 and capital gains of $18,674 during 2004 as ordinary income for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2004, was $639,116.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at September 30, 2005. Purchases and sales of investment securities are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Financial instruments

The Small Cap Index Fund, International Index Fund, and Feeder Funds (through their investment in the Master Portfolios) may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. These Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

Futures and foreign currency contracts

International Equity Fund had the following open forward foreign currency contracts at September 30, 2005:

Foreign amount	Currency	Contracts	Settlement date	U.S. Dollar	Unrealized gain (loss)
857	Canadian Dollar	1	10/03/2005	738	(7)
773,103	Euro	7	10/03/2005-10/14/2005	932,344	3,668
763,326	Great Britain Pound	6	10/03/2005-12/20/2005	1,349,509	(778)
354,417	Hong Kong Dollar	2	10/03/2005-10/04/2005	45,685	(3)
132,939,824	Japanese Yen	6	10/03/2005-01/10/2006	1,181,995	(6,312)
1,887,722	Swiss Franc	6	10/05/2005-12/20/2005	1,473,289	9,229

				Total	$5,797

The Small Cap Index and International Index Funds had the following open futures contracts at September 30, 2005:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration month	Unrealized gain (loss)
Small Cap Index Fund	Russell 2000 Index	13	$4,435,087	$4,368,650	Long	December ‘05	(66,437)
Small Cap Index Fund	Russell 2000 Mini	74	5,029,399	4,973,540	Long	December ‘05	(55,859)
International Index Fund	TOPIX Index	3	348,088	372,225	Long	December ‘05	24,137
International Index Fund	DJ Euro Stoxx 50	22	895,931	908,502	Long	December ‘05	12,571
International Index Fund	FTSE 100 IDX	9	867,948	870,620	Long	December ‘05	2,672

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security		Shares	Value
COMMON STOCKS—99.16%

ADVERTISING—0.18%
Interpublic Group of Companies Inc.	(1)	88,605	$1,031,362
Omnicom Group Inc.		38,295	3,202,611

			4,233,973

AEROSPACE & DEFENSE—1.92%
Boeing Co. (The)		172,778	11,740,265
General Dynamics Corp.	(2)	42,299	5,056,845
Goodrich (B.F.) Co.		25,488	1,130,138
L-3 Communications Holdings Inc.	(2)	24,933	1,971,452
Lockheed Martin Corp.		77,031	4,701,972
Northrop Grumman Corp.		75,126	4,083,098
Raytheon Co.		94,935	3,609,429
Rockwell Collins Inc.		37,105	1,792,914
United Technologies Corp.		215,762	11,185,102

			45,271,215

AGRICULTURE—1.79%
Altria Group Inc.		437,116	32,219,820
Archer-Daniels-Midland Co.		136,798	3,373,439
Monsanto Co.		56,504	3,545,626
Reynolds American Inc.		18,292	1,518,602
UST Inc.	(2)	34,490	1,443,751

			42,101,238

AIRLINES—0.09%
Southwest Airlines Co.		147,648	2,192,573

			2,192,573

APPAREL—0.39%
Coach Inc.	(1)	79,906	2,505,852
Jones Apparel Group Inc.		24,979	711,901
Liz Claiborne Inc.	(2)	22,475	883,717
Nike Inc. Class B		40,533	3,310,735
Reebok International Ltd.		11,484	649,650
VF Corp.	(2)	19,205	1,113,314

			9,175,169

AUTO MANUFACTURERS—0.44%
Ford Motor Co.	(2)	389,806	3,843,487
General Motors Corp.		118,960	3,641,366
Navistar International Corp.	(1)	13,643	442,442
PACCAR Inc.		35,984	2,442,954

			10,370,249

AUTO PARTS & EQUIPMENT—0.18%
Cooper Tire & Rubber Co.	(2)		13,263	202,526
Dana Corp.	(2)		31,143	293,056
Delphi Corp.			116,584	321,772
Goodyear Tire & Rubber Co. (The)	(1	) (2)	36,495	568,957
Johnson Controls Inc.			40,472	2,511,288
Visteon Corp.			26,822	262,319

				4,159,918

BANKS—5.95%
AmSouth Bancorp	(2)		73,614	1,859,490
Bank of America Corp.			846,261	35,627,588
Bank of New York Co. Inc. (The)			163,797	4,817,270
BB&T Corp.	(2)		115,201	4,498,599
Comerica Inc.			35,147	2,070,158
Compass Bancshares Inc.	(2)		26,079	1,195,201
Fifth Third Bancorp			117,018	4,298,071
First Horizon National Corp.			26,213	952,843
Huntington Bancshares Inc.	(2)		48,390	1,087,323
KeyCorp			86,058	2,775,371
M&T Bank Corp.	(2)		17,239	1,822,335
Marshall & Ilsley Corp.	(2)		44,077	1,917,790
Mellon Financial Corp.	(2)		87,917	2,810,706
National City Corp.	(2)		120,453	4,027,948
North Fork Bancorp Inc.	(2)		100,571	2,564,561
Northern Trust Corp.	(2)		39,576	2,000,567
PNC Financial Services Group			61,153	3,548,097
Regions Financial Corp.	(2)		96,836	3,013,536
State Street Corp.			69,591	3,404,392
SunTrust Banks Inc.			76,292	5,298,479
Synovus Financial Corp.			65,482	1,815,161
U.S. Bancorp	(2)		384,818	10,805,689
Wachovia Corp.			332,161	15,807,542
Wells Fargo & Co.			355,497	20,821,459
Zions Bancorporation			18,898	1,345,727

				140,185,903

BEVERAGES—2.16%
Anheuser-Busch Companies Inc.			163,511	7,037,513
Brown-Forman Corp. Class B	(2)		17,869	1,063,920
Coca-Cola Co. (The)			437,931	18,914,240
Coca-Cola Enterprises Inc.			64,690	1,261,455
Constellation Brands Inc.	(1)		41,090	1,068,340
Molson Coors Brewing Co. Class B			12,400	793,724
Pepsi Bottling Group Inc.			30,073	858,584
PepsiCo Inc.			351,657	19,942,468

				50,940,244

BIOTECHNOLOGY—1.31%
Amgen Inc.	(1)		259,839	20,701,373
Biogen Idec Inc.	(1	) (2)	71,333	2,816,227
Chiron Corp.	(1	) (2)	23,484	1,024,372
Genzyme Corp.	(1	) (2)	53,993	3,868,059
MedImmune Inc.	(1	) (2)	51,704	1,739,840
Millipore Corp.	(1)		10,776	677,703

				30,827,574

BUILDING MATERIALS—0.26%
American Standard Companies Inc.			38,520	1,793,106
Masco Corp.			90,487	2,776,141
Vulcan Materials Co.			21,470	1,593,289

				6,162,536

CHEMICALS—1.38%
Air Products & Chemicals Inc.	(2)		47,114	2,597,866
Ashland Inc.			15,539	858,374
Dow Chemical Co. (The)	(2)		203,071	8,461,969
Du Pont (E.I.) de Nemours and Co.			209,414	8,202,746
Eastman Chemical Co.			17,049	800,792
Ecolab Inc.	(2)		39,504	1,261,363
Engelhard Corp.			24,979	697,164
Hercules Inc.	(1	) (2)	23,233	283,907
International Flavors & Fragrances Inc.			17,862	636,602
PPG Industries Inc.	(2)		35,701	2,113,142
Praxair Inc.			67,996	3,259,048
Rohm & Haas Co.			31,182	1,282,516
Sherwin-Williams Co. (The)			24,491	1,079,318
Sigma-Aldrich Corp.	(2)		14,259	913,432

				32,448,239

COMMERCIAL SERVICES—0.89%
Apollo Group Inc. Class A	(1)		31,116	2,065,791
Block (H & R) Inc.			68,417	1,640,640
Cendant Corp.			220,145	4,543,793
Convergys Corp.	(1	) (2)	29,325	421,400
Donnelley (R.R.) & Sons Co.			45,081	1,671,153
Equifax Inc.			27,277	953,058
McKesson Corp.			64,836	3,076,468
Moody’s Corp.			53,694	2,742,690
Paychex Inc.			70,849	2,627,081
Robert Half International Inc.			35,511	1,263,836

				21,005,910

COMPUTERS—3.89%
Affiliated Computer Services Inc. Class A	(1)		26,357	1,439,092
Apple Computer Inc.	(1)		174,697	9,365,506
Computer Sciences Corp.	(1)		38,804	1,835,817
Dell Inc.	(1)		504,870	17,266,554
Electronic Data Systems Corp.			109,077	2,447,688
EMC Corp.	(1)		507,384	6,565,549
Gateway Inc.	(1)		61,610	166,347
Hewlett-Packard Co.			603,321	17,616,973
International Business Machines Corp.			336,091	26,961,220
Lexmark International Inc.	(1)		24,925	1,521,671
NCR Corp.	(1)		38,969	1,243,501
Network Appliance Inc.	(1)		77,270	1,834,390
Sun Microsystems Inc.	(1)		717,008	2,810,671
Unisys Corp.	(1)		70,955	471,141

				91,546,120

COSMETICS & PERSONAL CARE—2.22%
Alberto-Culver Co.			16,413	734,482
Avon Products Inc.			99,002	2,673,054
Colgate-Palmolive Co.			109,315	5,770,739
Gillette Co. (The)			189,851	11,049,328
Procter & Gamble Co.	(2)		538,189	32,000,718

				52,228,321

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.			36,547	1,567,866
Grainger (W.W.) Inc.			16,314	1,026,477

				2,594,343

DIVERSIFIED FINANCIAL SERVICES—7.90%
American Express Co.			261,304	15,009,302
Bear Stearns Companies Inc. (The)			23,643	2,594,819
Capital One Financial Corp.			60,747	4,830,601
CIT Group Inc.			42,997	1,942,604
Citigroup Inc.	(2)		1,088,972	49,570,005
Countrywide Financial Corp.			125,100	4,125,798
E*TRADE Financial Corp.	(1)		77,740	1,368,224
Federal Home Loan Mortgage Corp.			145,470	8,213,236
Federal National Mortgage Association			203,779	9,133,375
Federated Investors Inc. Class B			18,566	616,948
Franklin Resources Inc.			31,561	2,649,862
Goldman Sachs Group Inc. (The)			97,904	11,903,168
Janus Capital Group Inc.	(2)		46,983	678,904
JP Morgan Chase & Co.			739,832	25,102,500
Lehman Brothers Holdings Inc.			57,247	6,668,131
MBNA Corp.			264,751	6,523,465
Merrill Lynch & Co. Inc.			195,526	11,995,520
Morgan Stanley			228,690	12,335,539
Providian Financial Corp.	(1)		61,806	1,092,730
Schwab (Charles) Corp. (The)			220,529	3,182,233
SLM Corp.			87,854	4,712,489
T. Rowe Price Group Inc.	(2)		27,253	1,779,621

				186,029,074

ELECTRIC—3.34%
AES Corp. (The)	(1)		137,238	2,254,820
Allegheny Energy Inc.	(1	) (2)	34,102	1,047,613
Ameren Corp.			42,826	2,290,763
American Electric Power Co. Inc.			82,682	3,282,475
Calpine Corp.	(1	) (2)	118,002	305,625
CenterPoint Energy Inc.			64,845	964,245
Cinergy Corp.			41,772	1,855,095
CMS Energy Corp.	(1	) (2)	45,862	754,430
Consolidated Edison Inc.	(2)		51,361	2,493,577
Constellation Energy Group Inc.			36,748	2,263,677
Dominion Resources Inc.			71,721	6,178,047
DTE Energy Co.	(2)		37,346	1,712,688
Duke Energy Corp.	(2)		194,959	5,686,954
Edison International			68,516	3,239,436
Entergy Corp.			43,880	3,261,162
Exelon Corp.	(2)		141,156	7,543,377
FirstEnergy Corp.			69,377	3,615,929
FPL Group Inc.			82,882	3,945,183
PG&E Corp.			78,443	3,078,888

Pinnacle West Capital Corp.			20,685	911,795
PPL Corp.			79,776	2,579,158
Progress Energy Inc.			52,799	2,362,755
Public Service Enterprise Group Inc.			50,269	3,235,313
Southern Co. (The)	(2)		157,164	5,620,185
TECO Energy Inc.	(2)		43,483	783,564
TXU Corp.			50,517	5,702,359
Xcel Energy Inc.	(2)		84,562	1,658,261

				78,627,374

ELECTRICAL COMPONENTS & EQUIPMENT—0.34%
American Power Conversion Corp.			36,920	956,228
Emerson Electric Co.			86,939	6,242,220
Molex Inc.	(2)		31,447	839,006

				8,037,454

ELECTRONICS—0.50%
Agilent Technologies Inc.	(1)		103,934	3,403,839
Applera Corp. - Applied Biosystems Group			40,939	951,422
Fisher Scientific International Inc.	(1	) (2)	25,597	1,588,294
Jabil Circuit Inc.	(1)		37,021	1,144,689
PerkinElmer Inc.			26,933	548,625
Sanmina-SCI Corp.	(1)		108,801	466,756
Solectron Corp.	(1)		203,435	795,431
Symbol Technologies Inc.			50,291	486,817
Tektronix Inc.			18,334	462,567
Thermo Electron Corp.	(1)		33,865	1,046,429
Waters Corp.	(1)		24,306	1,011,130

				11,905,999

ENGINEERING & CONSTRUCTION—0.05%
Fluor Corp.			18,182	1,170,557

				1,170,557

ENTERTAINMENT—0.08%
International Game Technology Inc.	(2)		71,646	1,934,442

				1,934,442

ENVIRONMENTAL CONTROL—0.16%
Allied Waste Industries Inc.	(1	) (2)	48,743	411,878
Waste Management Inc.			118,216	3,382,160

				3,794,038

FOOD—1.50%
Albertson’s Inc.	(2)		77,386	1,984,951
Campbell Soup Co.			39,731	1,181,997
ConAgra Foods Inc.			108,856	2,694,186
General Mills Inc.			76,987	3,710,773
Heinz (H.J.) Co.			72,459	2,647,652
Hershey Co. (The)			39,072	2,200,144
Kellogg Co.			54,476	2,512,978
Kroger Co.	(1)		152,245	3,134,725
McCormick & Co. Inc. NVS			27,996	913,509
Safeway Inc.			94,302	2,414,131
Sara Lee Corp.			164,982	3,126,409
SUPERVALU Inc.			28,452	885,426
Sysco Corp.	(2)		133,185	4,178,013
Tyson Foods Inc. Class A			52,640	950,152
Wrigley (William Jr.) Co.			38,209	2,746,463

				35,281,509

FOREST PRODUCTS & PAPER—0.47%
Georgia-Pacific Corp.			54,652	1,861,447
International Paper Co.			103,154	3,073,989
Louisiana-Pacific Corp.			22,749	629,920
MeadWestvaco Corp.	(2)		38,592	1,065,911
Temple-Inland Inc.	(2)		23,660	966,511
Weyerhaeuser Co.			51,521	3,542,069

				11,139,847

GAS—0.25%
KeySpan Corp.			36,569	1,345,008
Nicor Inc.	(2)		9,040	379,951
NiSource Inc.			57,176	1,386,518
Peoples Energy Corp.	(2)		7,851	309,172
Sempra Energy	(2)		53,839	2,533,663

				5,954,312

HAND & MACHINE TOOLS—0.11%
Black & Decker Corp.			16,884	1,386,008
Snap-On Inc.			11,953	431,742
Stanley Works (The)			15,602	728,301

				2,546,051

HEALTH CARE - PRODUCTS—3.54%
Bard (C.R.) Inc.			22,098	1,459,131
Bausch & Lomb Inc.			11,257	908,215
Baxter International Inc.			130,998	5,222,890
Becton, Dickinson & Co.			52,551	2,755,249
Biomet Inc.			52,423	1,819,602
Boston Scientific Corp.	(1)		125,330	2,928,962
Guidant Corp.			69,445	4,784,066
Johnson & Johnson			626,544	39,647,704
Medtronic Inc.			255,019	13,674,119
St. Jude Medical Inc.	(1)		76,689	3,589,045
Stryker Corp.			61,659	3,047,804
Zimmer Holdings Inc.	(1)		52,029	3,584,278

				83,421,065

HEALTH CARE - SERVICES—1.88%
Aetna Inc.			61,012	5,255,574
Coventry Health Care Inc.	(1)		22,553	1,940,009
HCA Inc.			95,098	4,557,096
Health Management Associates Inc. Class A	(2)		51,839	1,216,661
Humana Inc.	(1)		34,101	1,632,756
Laboratory Corp. of America Holdings	(1)		28,352	1,381,026
Manor Care Inc.	(2)		16,523	634,648
Quest Diagnostics Inc.			35,520	1,795,181
Tenet Healthcare Corp.	(1	) (2)	98,229	1,103,112
UnitedHealth Group Inc.			265,981	14,948,132
WellPoint Inc.	(1)		129,187	9,794,958

				44,259,153

HOME BUILDERS—0.30%
Centex Corp.	(2)		26,955	1,740,754
Horton (D.R.) Inc.			57,200	2,071,784
KB Home	(2)		16,642	1,218,194
Pulte Homes Inc.	(2)		45,702	1,961,530

				6,992,262

HOME FURNISHINGS—0.06%
Maytag Corp.			16,534	301,911
Whirlpool Corp.	(2)		14,002	1,060,932

				1,362,843

HOUSEHOLD PRODUCTS & WARES—0.49%
Avery Dennison Corp.	(2)		23,169	1,213,824
Clorox Co. (The)			31,910	1,772,281
Fortune Brands Inc.	(2)		30,689	2,495,936
Kimberly-Clark Corp.			100,243	5,967,466

				11,449,507

HOUSEWARES—0.05%
Newell Rubbermaid Inc.			57,755	1,308,151

				1,308,151

INSURANCE—4.81%
ACE Ltd.			60,625	2,853,619
AFLAC Inc.			105,563	4,782,004
Allstate Corp. (The)			138,304	7,646,828
Ambac Financial Group Inc.	(2)		22,418	1,615,441
American International Group Inc.			546,572	33,865,601
AON Corp.			66,929	2,147,082
Chubb Corp.			41,719	3,735,936
CIGNA Corp.			27,091	3,192,945
Cincinnati Financial Corp.	(2)		36,690	1,536,944
Hartford Financial Services Group Inc.	(2)		63,013	4,862,713
Jefferson-Pilot Corp.			28,281	1,447,139
Lincoln National Corp.			36,230	1,884,685
Loews Corp.			28,810	2,662,332
Marsh & McLennan Companies Inc.			112,570	3,421,002
MBIA Inc.	(2)		28,141	1,705,907
MetLife Inc.			159,245	7,935,178
MGIC Investment Corp.			19,538	1,254,340
Principal Financial Group Inc.			59,412	2,814,346
Progressive Corp. (The)			41,487	4,346,593
Prudential Financial Inc.			108,037	7,298,980
SAFECO Corp.	(2)		26,390	1,408,698
St. Paul Travelers Companies Inc.			142,163	6,378,854
Torchmark Corp.	(2)		21,874	1,155,603
UNUMProvident Corp.			62,475	1,280,738
XL Capital Ltd. Class A			29,497	2,006,681

				113,240,189

INTERNET—1.07%
eBay Inc.	(1)		234,483	9,660,700
Monster Worldwide Inc.	(1	) (2)	25,485	782,644
Symantec Corp.	(1)		252,077	5,712,065
Yahoo! Inc.	(1)		264,841	8,962,219

				25,117,628

IRON & STEEL—0.15%
Allegheny Technologies Inc.		18,419	570,621
Nucor Corp.		33,161	1,956,167
United States Steel Corp.	(2)	23,944	1,014,028

			3,540,816

LEISURE TIME—0.37%
Brunswick Corp.		20,368	768,485
Carnival Corp.	(2)	91,386	4,567,472
Harley-Davidson Inc.	(2)	58,261	2,822,163
Sabre Holdings Corp.		27,157	550,744

			8,708,864

LODGING—0.38%
Harrah’s Entertainment Inc.		38,599	2,516,269
Hilton Hotels Corp.		70,042	1,563,337
Marriott International Inc. Class A		36,436	2,295,468
Starwood Hotels & Resorts Worldwide Inc.	(2)	45,763	2,616,271

			8,991,345

MACHINERY—0.61%
Caterpillar Inc.		142,472	8,370,230
Cummins Inc.	(2)	9,732	856,319
Deere & Co.	(2)	51,022	3,122,546
Rockwell Automation Inc.		38,154	2,018,347

			14,367,442

MANUFACTURING—5.46%
Cooper Industries Ltd.		19,432	1,343,528
Danaher Corp.		50,487	2,717,715
Dover Corp.	(2)	42,523	1,734,513
Eastman Kodak Co.	(2)	60,286	1,466,758
Eaton Corp.	(2)	31,195	1,982,442
General Electric Co.		2,232,932	75,182,820
Honeywell International Inc.		179,999	6,749,963
Illinois Tool Works Inc.		44,259	3,643,843
Ingersoll-Rand Co. Class A		70,921	2,711,310
ITT Industries Inc.	(2)	19,482	2,213,155
Leggett & Platt Inc.	(2)	39,496	797,819
Pall Corp.		26,011	715,303
Parker Hannifin Corp.		25,131	1,616,175
Textron Inc.		28,102	2,015,475
3M Co.		161,091	11,817,636
Tyco International Ltd.		426,148	11,868,222

			128,576,677

MEDIA—3.30%
Clear Channel Communications Inc.		114,145	3,754,229
Comcast Corp. Class A	(1)	462,407	13,585,518
Dow Jones & Co. Inc.		12,968	495,248
Gannett Co. Inc.		51,408	3,538,413
Knight Ridder Inc.	(2)	14,528	852,503

McGraw-Hill Companies Inc. (The)			78,629	3,777,337
Meredith Corp.			9,211	459,537
New York Times Co. Class A	(2)		30,438	905,531
News Corp. Class A			517,500	8,067,825
Time Warner Inc.			988,537	17,902,405
Tribune Co.			56,477	1,914,006
Univision Communications Inc. Class A	(1	) (2)	49,404	1,310,688
Viacom Inc. Class B			333,684	11,014,909
Walt Disney Co. (The)			423,217	10,212,226

				77,790,375

MINING—0.57%
Alcoa Inc.			183,572	4,482,828
Freeport-McMoRan Copper & Gold Inc.	(2)		37,196	1,807,354
Newmont Mining Corp.			93,871	4,427,895
Phelps Dodge Corp.			20,375	2,647,324

				13,365,401

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.			48,084	2,007,026
Xerox Corp.	(1	) (2)	201,726	2,753,560

				4,760,586

OIL & GAS—8.65%
Amerada Hess Corp.	(2)		16,997	2,337,088
Anadarko Petroleum Corp.			49,728	4,761,456
Apache Corp.			69,196	5,204,923
Burlington Resources Inc.			80,197	6,521,620
Chevron Corp.			474,288	30,700,662
ConocoPhillips			293,140	20,493,417
Devon Energy Corp.			95,842	6,578,595
EOG Resources Inc.			50,500	3,782,450
Exxon Mobil Corp.			1,328,107	84,387,919
Kerr-McGee Corp.			24,244	2,354,335
Marathon Oil Corp.			77,021	5,309,058
Murphy Oil Corp.			34,470	1,719,019
Nabors Industries Ltd.	(1	) (2)	33,091	2,376,927
Noble Corp.			28,722	1,966,308
Occidental Petroleum Corp.			84,156	7,189,447
Rowan Companies Inc.			22,793	808,924
Sunoco Inc.			28,702	2,244,496
Transocean Inc.	(1)		69,166	4,240,567
Valero Energy Corp.			64,327	7,272,811
XTO Energy Inc.			75,968	3,442,870

				203,692,892

OIL & GAS SERVICES—1.23%
Baker Hughes Inc.			71,672	4,277,385
BJ Services Co.			67,734	2,437,747
Halliburton Co.	(2)		106,991	7,331,023
National Oilwell Varco Inc.	(1)		36,442	2,397,884
Schlumberger Ltd.	(2)		123,862	10,451,476
Weatherford International Ltd.	(1)		29,498	2,025,333

				28,920,848

PACKAGING & CONTAINERS—0.12%
Ball Corp.			22,810	838,039
Bemis Co. Inc.	(2)		22,337	551,724
Pactiv Corp.	(1)		31,251	547,518
Sealed Air Corp.	(1)		17,332	822,577

				2,759,858

PHARMACEUTICALS—5.90%
Abbott Laboratories			327,319	13,878,326
Allergan Inc.			27,492	2,518,817
AmerisourceBergen Corp.			21,820	1,686,686
Bristol-Myers Squibb Co.			411,789	9,907,643
Cardinal Health Inc.			89,825	5,698,498
Caremark Rx Inc.	(1)		94,681	4,727,422
Express Scripts Inc.	(1)		31,219	1,941,822
Forest Laboratories Inc.	(1)		71,478	2,785,498
Gilead Sciences Inc.	(1)		95,923	4,677,205
Hospira Inc.	(1)		33,546	1,374,380
King Pharmaceuticals Inc.	(1)		50,576	777,859
Lilly (Eli) & Co.			238,743	12,777,525
Medco Health Solutions Inc.	(1)		64,019	3,510,162
Merck & Co. Inc.			462,317	12,579,646
Mylan Laboratories Inc.			45,748	881,106
Pfizer Inc.			1,552,409	38,763,653
Schering-Plough Corp.	(2)		310,750	6,541,288
Watson Pharmaceuticals Inc.	(1	) (2)	21,801	798,135
Wyeth			282,403	13,066,787

				138,892,458

PIPELINES—0.30%
Dynegy Inc. Class A	(1	) (2)	65,268	307,412
El Paso Corp.			138,458	1,924,566
Kinder Morgan Inc.			20,368	1,958,587
Williams Companies Inc.			120,298	3,013,465

				7,204,030

REAL ESTATE INVESTMENT TRUSTS—0.75%
Apartment Investment & Management Co. Class A	(2)		19,981	774,863
Archstone-Smith Trust			44,470	1,773,019
Equity Office Properties Trust	(2)		86,325	2,823,691
Equity Residential			60,348	2,284,172
Plum Creek Timber Co. Inc.			38,612	1,463,781
ProLogis			51,828	2,296,499
Public Storage Inc.			17,753	1,189,451
Simon Property Group Inc.	(2)		38,875	2,881,415
Vornado Realty Trust			24,773	2,145,837

				17,632,728

RETAIL—5.75%
AutoNation Inc.	(1)		39,108	780,987
AutoZone Inc.	(1)		11,963	995,920
Bed Bath & Beyond Inc.	(1)		62,163	2,497,709
Best Buy Co. Inc.			85,792	3,734,526
Big Lots Inc.	(1	) (2)	23,954	263,254
Circuit City Stores Inc.	(2)		36,099	619,459
Costco Wholesale Corp.			100,819	4,344,291
CVS Corp.			171,054	4,962,277
Darden Restaurants Inc.			29,073	882,947

Dillard’s Inc. Class A	(2)		14,592	304,681
Dollar General Corp.			67,332	1,234,869
Family Dollar Stores Inc.	(2)		34,532	686,151
Federated Department Stores Inc.			55,771	3,729,407
Gap Inc. (The)			123,328	2,149,607
Home Depot Inc.			450,732	17,190,918
Kohl’s Corp.	(1)		72,501	3,638,100
Limited Brands Inc.	(2)		74,679	1,525,692
Lowe’s Companies Inc.			164,156	10,571,646
McDonald’s Corp.			263,159	8,813,195
Nordstrom Inc.			47,279	1,622,615
Office Depot Inc.	(1)		66,460	1,973,862
OfficeMax Inc.			14,729	466,467
Penney (J.C.) Co. Inc.			53,228	2,524,072
RadioShack Corp.	(2)		28,094	696,731
Sears Holdings Corp.	(1)		21,488	2,673,537
Staples Inc.			154,549	3,294,985
Starbucks Corp.	(1)		80,825	4,049,333
Target Corp.			186,254	9,672,170
Tiffany & Co.			29,749	1,183,118
TJX Companies Inc.			97,900	2,004,992
Walgreen Co.			215,249	9,352,569
Wal-Mart Stores Inc.			526,651	23,077,847
Wendy’s International Inc.	(2)		24,220	1,093,533
Yum! Brands Inc.	(2)		59,973	2,903,293

				135,514,760

SAVINGS & LOANS—0.52%
Golden West Financial Corp.			54,203	3,219,116
Sovereign Bancorp Inc.			75,952	1,673,982
Washington Mutual Inc.			185,139	7,261,152

				12,154,250

SEMICONDUCTORS—3.31%
Advanced Micro Devices Inc.	(1)		83,686	2,108,887
Altera Corp.	(1)		78,202	1,494,440
Analog Devices Inc.			78,306	2,908,285
Applied Materials Inc.			341,478	5,791,467
Applied Micro Circuits Corp.	(1	) (2)	65,144	195,432
Broadcom Corp. Class A	(1)		60,057	2,817,274
Freescale Semiconductor Inc. Class B	(1)		85,115	2,007,012
Intel Corp.			1,283,287	31,633,025
KLA-Tencor Corp.			41,514	2,024,223
Linear Technology Corp.			64,485	2,423,991
LSI Logic Corp.	(1	) (2)	81,761	805,346
Maxim Integrated Products Inc.			68,948	2,940,632
Micron Technology Inc.	(1)		129,381	1,720,767
National Semiconductor Corp.			72,261	1,900,464
Novellus Systems Inc.			28,989	727,044
NVIDIA Corp.	(1)		35,370	1,212,484
PMC-Sierra Inc.	(1)		37,789	332,921
QLogic Corp.	(1)		18,824	643,781
Teradyne Inc.	(1)		41,121	678,497
Texas Instruments Inc.			342,587	11,613,699
Xilinx Inc.			73,425	2,044,886

				78,024,557

SOFTWARE—3.97%
Adobe Systems Inc.			103,356	3,085,177
Autodesk Inc.			47,987	2,228,516
Automatic Data Processing Inc.			122,091	5,254,797
BMC Software Inc.	(1)		45,869	967,836
Citrix Systems Inc.	(1)		35,676	896,895
Computer Associates International Inc.	(2)		98,430	2,737,338
Compuware Corp.	(1)		80,692	766,574
Electronic Arts Inc.	(1)		63,848	3,632,313
First Data Corp.			162,402	6,496,080
Fiserv Inc.	(1)		39,598	1,816,360
IMS Health Inc.			47,355	1,191,925
Intuit Inc.	(1)		38,382	1,719,897
Mercury Interactive Corp.	(1)		18,007	713,077
Microsoft Corp.			1,941,615	49,957,754
Novell Inc.	(1)		79,715	593,877
Oracle Corp.	(1)		796,172	9,864,571
Parametric Technology Corp.	(1)		56,526	393,986
Siebel Systems Inc.	(2)		109,508	1,131,218

				93,448,191

TELECOMMUNICATIONS—5.88%
ADC Telecommunications Inc.	(1)		24,147	552,000
Alltel Corp.	(2)		80,339	5,230,871
Andrew Corp.	(1	) (2)	33,562	374,216
AT&T Corp.			168,668	3,339,626
Avaya Inc.	(1)		91,612	943,604
BellSouth Corp.			385,781	10,146,040
CenturyTel Inc.			27,183	950,861
CIENA Corp.	(1)		117,825	311,058
Cisco Systems Inc.	(1)		1,345,911	24,132,184
Citizens Communications Co.	(2)		71,890	974,110
Comverse Technology Inc.	(1)		42,204	1,108,699
Corning Inc.	(1)		309,834	5,989,091
JDS Uniphase Corp.	(1)		344,124	763,955
Lucent Technologies Inc.	(1	) (2)	934,595	3,037,434
Motorola Inc.			519,886	11,484,282
QUALCOMM Inc.			343,323	15,363,704
Qwest Communications International Inc.	(1	) (2)	327,389	1,342,295
SBC Communications Inc.	(2)		695,753	16,677,199
Scientific-Atlanta Inc.			32,134	1,205,346
Sprint Nextel Corp.			617,634	14,687,337
Tellabs Inc.	(1)		93,695	985,671
Verizon Communications Inc.			582,331	19,036,400

				138,635,983

TEXTILES—0.05%
Cintas Corp.	(2)		29,664	1,217,707

				1,217,707

TOYS, GAMES & HOBBIES—0.09%
Hasbro Inc.			37,455	735,991
Mattel Inc.	(2)		85,214	1,421,370

				2,157,361

TRANSPORTATION—1.54%
Burlington Northern Santa Fe Corp.		78,566	4,698,247
CSX Corp.		45,580	2,118,558
FedEx Corp.		63,723	5,552,185
Norfolk Southern Corp.	(2)	85,068	3,450,358
Ryder System Inc.		13,303	455,229
Union Pacific Corp.		55,484	3,978,203
United Parcel Service Inc. Class B		233,169	16,118,973

			36,371,753

TOTAL COMMON STOCKS (Cost: $2,328,200,104)			2,335,743,862

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.97%

CERTIFICATES OF DEPOSIT (3)—0.41%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06		$376,338	376,338
Bank of Nova Scotia
3.63%, 01/03/06		301,071	301,047
Credit Suisse First Boston
3.67%, 05/09/06		752,677	752,677
Danske Bank
3.70%, 10/17/05		752,677	752,668
Dexia Credit Local
3.78%, 08/30/06		376,338	376,270
Fortis Bank NY
3.83% - 3.84%, 01/25/06		1,129,015	1,129,021
HBOS Treasury Services PLC
3.39%, 12/14/05		451,606	451,606
HSBC Bank USA N.A.
3.72%, 08/03/06		376,338	376,450
Nordea Bank PLC
3.63%, 10/02/06		451,606	451,500
Royal Bank of Scotland
3.78%, 06/27/06		376,338	376,297
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06		1,166,649	1,166,471
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06		2,069,861	2,069,914
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05		602,141	602,142
Wells Fargo Bank N.A.
3.73%, 10/06/05		413,972	413,971

			9,596,372

COMMERCIAL PAPER (3)—2.81%
Alpine Securitization Corp.
3.72%, 10/19/05		1,505,353	1,502,865
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06		7,411,134	7,393,345
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05		2,515,446	2,509,589
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05		2,634,369	2,633,222

Barton Capital Corp.
3.74%, 10/14/05		1,129,015	1,127,725
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05		1,505,353	1,505,353
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06		897,763	894,578
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05		2,642,354	2,639,149
Cantabric Finance LLC
3.73%, 10/31/05		289,382	288,542
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05		428,198	427,588
Chesham Finance LLC
3.68%, 10/11/05		752,677	752,061
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05		567,255	566,233
CRC Funding LLC
3.78%, 10/24/05		413,972	413,059
Dorada Finance Inc.
3.76%, 01/26/06		75,268	74,364
Fairway Finance LLC
3.75%, 10/20/05		301,071	301,070
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05		675,106	674,669
Ford Credit Auto Receivables
3.77%, 10/17/05		654,829	653,869
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05		3,607,339	3,598,992
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05		3,716,906	3,712,750
General Electric Capital Corp.
3.72%, 10/14/05		3,763,384	3,759,106
Georgetown Funding Co. LLC
3.82%, 11/02/05		1,470,949	1,466,266
Giro Funding Corp.
3.66%, 10/06/05		376,338	376,224
Grampian Funding LLC
3.84%, 01/31/06		752,677	743,042
Greenwich Capital Holdings Inc.
3.69%, 02/10/06		376,338	376,338
HSBC PLC
3.88%, 02/03/06		225,803	222,810
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05		1,125,485	1,124,413
Landale Funding LLC
3.74%, 10/17/05		1,505,353	1,503,164
Leafs LLC
3.80%, 01/20/06 - 02/21/06	(4)	790,233	790,233
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05		792,441	791,670
Lockhart Funding LLC
3.71%, 10/13/05		313,520	313,197
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05		1,430,086	1,427,916
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05		1,343,227	1,341,707

Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05			2,107,495	2,102,422
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05			1,435,136	1,431,727
Prudential Funding LLC
3.71%, 10/13/05			752,677	751,901
Ranger Funding Co. LLC
3.67%, 10/04/05			415,049	415,006
Santander Central Hispano Finance Inc.
3.91%, 02/17/06			752,677	741,477
Sedna Finance Inc.
3.92%, 02/21/06			188,169	185,280
Societe Generale
3.77%, 10/07/05			975,845	975,437
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05			3,080,924	3,077,578
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05			1,867,150	1,864,764
Three Pillars Funding Corp.
3.65%, 10/03/05			451,606	451,606
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05			1,094,979	1,092,103
Tulip Funding Corp.
3.79%, 12/01/05			338,705	336,601
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05			5,645,076	5,643,696
Windmill Funding Corp.
3.78%, 10/25/05			489,240	488,110
Yorktown Capital LLC
3.75%, 10/20/05			639,775	638,642

				66,101,459

LOAN PARTICIPATIONS (3)—0.02%
Army & Air Force Exchange Service
3.67%, 10/03/05			376,338	376,338

				376,338

MEDIUM-TERM NOTES (3)—0.06%
Dorada Finance Inc.
3.93%, 07/07/06	(4)		233,330	233,312
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06	(4)		1,204,283	1,204,160

				1,437,472

MONEY MARKET FUNDS —0.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78%	(5	) (6)	17,035,326	17,035,326

				17,035,326

REPURCHASE AGREEMENTS (3)—1.76%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $23,716,943 and effective yields of 3.75% - 3.88%.	(7)		$23,709,317	23,709,317

Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $17,881,883 and an effective yield of 3.90%.	(7)		17,876,073	17,876,073

				41,585,390

TIME DEPOSITS (3)—0.18%
Chase Bank USA N.A.
3.88%, 10/03/05			819,883	819,883
Lloyds TSB Bank PLC
3.90%, 10/03/05			752,677	752,677
Rabobank Nederland NV
3.89%, 10/03/05			2,634,369	2,634,369

				4,206,929

U.S. TREASURY OBLIGATIONS—0.06%
U.S. Treasury Bill
3.46%, 12/22/05	(8	) (9)	1,400,000	1,389,080

				1,389,080

VARIABLE & FLOATING RATE NOTES (3)—2.95%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06	(4)		1,399,979	1,399,988
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06			2,596,735	2,596,731
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06			1,241,917	1,241,917
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05			1,693,523	1,693,602
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06	(4)		2,295,664	2,297,332
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06	(4)		489,240	489,240
Bank of America N.A.
3.81%, 08/10/06			3,763,384	3,763,384
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06	(4)		2,589,208	2,589,137
BMW US Capital LLC
3.74%, 09/15/06	(4)		752,677	752,677
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05			1,430,086	1,430,028
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06	(4)		2,024,700	2,024,627
Commodore CDO Ltd.
3.91%, 06/13/06	(4)		188,169	188,169
Credit Suisse First Boston
3.77%, 07/19/06			1,881,692	1,881,692
DEPFA Bank PLC
3.88%, 09/15/06			752,677	752,677
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06	(4)		1,196,756	1,196,809
Eli Lilly Services Inc.
3.66%, 09/01/06	(4)		752,677	752,677
Fairway Finance LLC
3.78%, 01/20/06			376,338	376,333
Fifth Third Bancorp
3.79%, 09/22/06	(4)		1,505,353	1,505,353

Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06	(4)		526,874	526,882
General Electric Capital Corp.
3.80%, 10/06/06			338,705	339,016
Greenwich Capital Holdings Inc.
3.66%, 03/02/06			188,169	188,169
Hartford Life Global Funding Trust
3.76%, 08/15/06			752,677	752,677
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06	(4)		2,258,030	2,258,031
HSBC Bank USA N.A.
3.95%, 05/04/06			263,437	263,562
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06	(4)		2,182,763	2,182,781
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06	(4)		2,935,439	2,935,697
Lothian Mortgages PLC
3.82%, 01/24/06			752,677	752,677
Marshall & Ilsley Bank
3.90%, 02/20/06			752,677	753,024
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06	(4)		1,505,353	1,505,957
Natexis Banques Populaires
3.80%, 10/16/06	(4)		564,508	564,508
National City Bank (Ohio)
3.62%, 01/06/06			376,338	376,309
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06	(4)		2,784,904	2,785,133
Nordea Bank AB
3.71%, 08/11/06	(4)		1,317,184	1,317,184
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06	(4)		2,408,566	2,408,603
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06	(4)		2,047,281	2,047,282
Principal Life Income Funding Trusts
3.74%, 05/10/06			564,508	564,525
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06			2,512,059	2,511,561
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06	(4)		639,775	639,750
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06	(4)		3,356,938	3,356,939
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06	(4)		752,677	752,677
Strips III LLC
3.88%, 07/24/06	(4	) (10)	216,390	216,390
SunTrust Bank
3.63%, 04/28/06			1,129,015	1,129,015
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06	(4)		1,678,469	1,678,299
Toyota Motor Credit Corp.
3.87%, 04/10/06			338,705	338,702
Unicredito Italiano SpA
3.80%, 06/14/06			978,480	978,238
Union Hamilton Special Funding LLC
4.00%, 03/28/06			752,677	752,677

US Bank N.A.
3.77%, 09/29/06		338,705	338,617
Wachovia Asset Securitization Inc.
3.82%, 10/25/05	(4)	1,738,307	1,738,308
Wells Fargo & Co.
3.76%, 09/15/06	(4)	376,338	376,373
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06	(4)	1,693,523	1,693,427
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06	(4)	1,926,852	1,926,794
Winston Funding Ltd.
3.71%, 10/23/05	(4)	537,411	537,411
World Savings Bank
3.69%, 03/09/06		1,129,015	1,128,988

			69,548,556

TOTAL SHORT-TERM INVESTMENTS (Cost: $211,277,099)			211,276,922

TOTAL INVESTMENTS IN SECURITIES — 108.13% (Cost: $2,539,477,203)	(11)		2,547,020,784

Other Assets, Less Liabilities — (8.13)%			(191,413,665)

NET ASSETS — 100.00%			2,355,607,119

NVS Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(8)	The rate quoted is the yield to maturity.

(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(10)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(11)	The cost of investments for federal income tax purposes was $2,600,084,329. Net unrealized depreciation aggregated $53,063,545, of which $312,259,110 represented gross unrealized appreciation on securities and $365,322,655 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

As of September 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Depreciation
S&P 500 Index (12/16/05)	316	$19,501,940	$(75,576)

			$(75,576)

See accompanying notes to the schedules of investments.

LIFEPATH RETIREMENT MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security				Value
MASTER PORTFOLIOS—84.64%
Active Stock Master Portfolio	(1)			$44,691,840
CoreAlpha Bond Master Portfolio	(1)			141,401,394

TOTAL MASTER PORTFOLIOS				186,093,234

Security			Shares	Value
EXCHANGE-TRADED FUNDS—15.07%
iShares MSCI EAFE Index Fund	(1	) (2)	353,284	20,525,801
iShares S&P MidCap 400 Index Fund	(1	) (2)	119,477	8,580,838
iShares S&P SmallCap 600 Index Fund	(1	) (2)	69,720	4,027,027

TOTAL EXCHANGE-TRADED FUNDS (Cost: $27,821,680)				33,133,666

Security			Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.66%

CERTIFICATES OF DEPOSIT (3)—0.11%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06			$9,790	9,790
Bank of Nova Scotia
3.63%, 01/03/06			7,832	7,832
Credit Suisse First Boston
3.67%, 05/09/06			19,581	19,581
Danske Bank
3.70%, 10/17/05			19,581	19,581
Dexia Credit Local
3.78%, 08/30/06			9,790	9,789
Fortis Bank NY
3.83% - 3.84%, 01/25/06			29,371	29,372
HBOS Treasury Services PLC
3.39%, 12/14/05			11,749	11,749
HSBC Bank USA N.A.
3.72%, 08/03/06			9,790	9,793
Nordea Bank PLC
3.63%, 10/02/06			11,749	11,746
Royal Bank of Scotland
3.78%, 06/27/06			9,790	9,789
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06			30,350	30,346
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06			53,847	53,849
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05			15,665	15,664
Wells Fargo Bank N.A.
3.73%, 10/06/05			10,769	10,769

				249,650

COMMERCIAL PAPER (3)—0.78%
Alpine Securitization Corp.
3.72%, 10/19/05	39,162	39,097
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	192,801	192,338
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	65,439	65,287
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	68,533	68,504
Barton Capital Corp.
3.74%, 10/14/05	29,371	29,338
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	39,162	39,162
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	23,355	23,272
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	68,741	68,658
Cantabric Finance LLC
3.73%, 10/31/05	7,528	7,506
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	11,140	11,123
Chesham Finance LLC
3.68%, 10/11/05	19,581	19,565
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	14,757	14,730
CRC Funding LLC
3.78%, 10/24/05	10,769	10,746
Dorada Finance Inc.
3.76%, 01/26/06	1,958	1,935
Fairway Finance LLC
3.75%, 10/20/05	7,832	7,832
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	17,563	17,552
Ford Credit Auto Receivables
3.77%, 10/17/05	17,035	17,010
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	93,845	93,629
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	96,695	96,588
General Electric Capital Corp.
3.72%, 10/14/05	97,904	97,793
Georgetown Funding Co. LLC
3.82%, 11/02/05	38,267	38,145
Giro Funding Corp.
3.66%, 10/06/05	9,790	9,787
Grampian Funding LLC
3.84%, 01/31/06	19,581	19,330
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	9,790	9,790
HSBC PLC
3.88%, 02/03/06	5,874	5,796
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	29,280	29,251

Landale Funding LLC
3.74%, 10/17/05		39,162	39,105
Leafs LLC
3.80%, 01/20/06 - 02/21/06	(4)	20,558	20,558
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05		20,615	20,595
Lockhart Funding LLC
3.71%, 10/13/05		8,156	8,148
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05		37,204	37,147
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05		34,944	34,904
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05		54,826	54,694
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05		37,335	37,247
Prudential Funding LLC
3.71%, 10/13/05		19,581	19,561
Ranger Funding Co. LLC
3.67%, 10/04/05		10,797	10,796
Santander Central Hispano Finance Inc.
3.91%, 02/17/06		19,581	19,290
Sedna Finance Inc.
3.92%, 02/21/06		4,895	4,820
Societe Generale
3.77%, 10/07/05		25,387	25,376
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05		80,150	80,064
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05		48,574	48,512
Three Pillars Funding Corp.
3.65%, 10/03/05		11,749	11,749
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05		28,486	28,412
Tulip Funding Corp.
3.79%, 12/01/05		8,811	8,757
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05		146,857	146,821
Windmill Funding Corp.
3.78%, 10/25/05		12,728	12,698
Yorktown Capital LLC
3.75%, 10/20/05		16,644	16,614

			1,719,632

LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05		9,790	9,790

			9,790

MEDIUM-TERM NOTES (3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06	(4)	6,070	6,070
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06	(4)	31,329	31,326

			37,396

MONEY MARKET FUNDS—0.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78%	(1	) (5)	830,089	830,089

				830,089

REPURCHASE AGREEMENTS (3)—0.49%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $616,996 and effective yields of 3.75% - 3.88%.	(6)		$616,798	616,798

Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $465,197 and an effective yield of 3.90%.	(6)		465,046	465,046

				1,081,844

TIME DEPOSITS (3)—0.05%
Chase Bank USA N.A.
3.88%, 10/03/05			21,329	21,329
Lloyds TSB Bank PLC
3.90%, 10/03/05			19,581	19,581
Rabobank Nederland NV
3.89%, 10/03/05			68,533	68,533

				109,443

VARIABLE & FLOATING RATE NOTES (3)—0.82%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06	(4)		36,420	36,418
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06			67,554	67,554
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06			32,308	32,308
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05			44,057	44,059
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06	(4)		59,722	59,765
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06	(4)		12,728	12,728
Bank of America N.A.
3.81%, 08/10/06			97,904	97,904
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06	(4)		67,358	67,356
BMW US Capital LLC
3.74%, 09/15/06	(4)		19,581	19,581
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05			37,204	37,202
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06	(4)		52,673	52,671
Commodore CDO Ltd.
3.91%, 06/13/06	(4)		4,895	4,895
Credit Suisse First Boston
3.77%, 07/19/06			48,952	48,952
DEPFA Bank PLC
3.88%, 09/15/06			19,581	19,581
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06	(4)		31,134	31,135
Eli Lilly Services Inc.
3.66%, 09/01/06	(4)		19,581	19,581
Fairway Finance LLC
3.78%, 01/20/06			9,790	9,790

Fifth Third Bancorp
3.79%, 09/22/06	(4)		39,162	39,162
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06	(4)		13,707	13,707
General Electric Capital Corp.
3.80%, 10/06/06			8,811	8,819
Greenwich Capital Holdings Inc.
3.66%, 03/02/06			4,895	4,895
Hartford Life Global Funding Trust
3.76%, 08/15/06			19,581	19,581
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06	(4)		58,743	58,743
HSBC Bank USA N.A.
3.95%, 05/04/06			6,853	6,857
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06	(4)		56,785	56,785
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06	(4)		76,365	76,373
Lothian Mortgages PLC
3.82%, 01/24/06			19,581	19,581
Marshall & Ilsley Bank
3.90%, 02/20/06			19,581	19,590
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06	(4)		39,162	39,177
Natexis Banques Populaires
3.80%, 10/16/06	(4)		14,686	14,686
National City Bank (Ohio)
3.62%, 01/06/06			9,790	9,790
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06	(4)		72,449	72,456
Nordea Bank AB
3.71%, 08/11/06	(4)		34,267	34,267
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06	(4)		62,659	62,660
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06	(4)		53,260	53,261
Principal Life Income Funding Trusts
3.74%, 05/10/06			14,686	14,686
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06			65,351	65,338
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06	(4)		16,644	16,643
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06	(4)		87,331	87,332
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06	(4)		19,581	19,581
Strips III LLC
3.88%, 07/24/06	(4	) (7)	5,629	5,629
SunTrust Bank
3.63%, 04/28/06			29,371	29,371
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06	(4)		43,665	43,661
Toyota Motor Credit Corp.
3.87%, 04/10/06			8,811	8,811
Unicredito Italiano SpA
3.80%, 06/14/06			25,455	25,449

Union Hamilton Special Funding LLC
4.00%, 03/28/06		19,581	19,581
US Bank N.A.
3.77%, 09/29/06		8,811	8,809
Wachovia Asset Securitization Inc.
3.82%, 10/25/05	(4)	45,222	45,222
Wells Fargo & Co.
3.76%, 09/15/06	(4)	9,790	9,791
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06	(4)	44,057	44,054
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06	(4)	50,127	50,125
Winston Funding Ltd.
3.71%, 10/23/05	(4)	13,981	13,981
World Savings Bank
3.69%, 03/09/06		29,371	29,371

			1,809,305

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,847,149)			5,847,149

TOTAL INVESTMENTS — 102.37%	(8)		225,074,049

Other Assets, Less Liabilities — (2.37)%			(5,212,656)

NET ASSETS — 100.00%			$219,861,393

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The rate quoted is the annualized seven-day yield of the fund at period end.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(8)	The cost of investments for federal income tax purposes was $33,668,829. Net unrealized appreciation aggregated $5,311,986, of which $5,311,986 represented gross unrealized appreciation on securities. Tax cost information does not include investments in the underlying Master Portfolios.

See accompanying notes to the schedules of investments.

LIFEPATH 2010 MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security				Value
MASTER PORTFOLIOS—81.08%
Active Stock Master Portfolio	(1)			$174,190,316
CoreAlpha Bond Master Portfolio	(1)			334,911,910

TOTAL MASTER PORTFOLIOS				509,102,226

Security			Shares	Value
EXCHANGE-TRADED FUNDS—18.72%
iShares MSCI EAFE Index Fund	(1	) (2)	1,290,571	74,982,175
iShares S&P MidCap 400 Index Fund	(1	) (2)	400,533	28,766,280
iShares S&P SmallCap 600 Index Fund	(1	) (2)	238,569	13,779,746

TOTAL EXCHANGE-TRADED FUNDS (Cost: $98,646,954)				117,528,201

Security			Shares or Principal	Value
SHORT-TERM INVESTMENTS—2.79%

CERTIFICATES OF DEPOSIT (3)—0.12%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06			$28,364	28,364
Bank of Nova Scotia
3.63%, 01/03/06			22,691	22,689
Credit Suisse First Boston
3.67%, 05/09/06			56,728	56,728
Danske Bank
3.70%, 10/17/05			56,728	56,727
Dexia Credit Local
3.78%, 08/30/06			28,364	28,359
Fortis Bank NY
3.83% - 3.84%, 01/25/06			85,092	85,092
HBOS Treasury Services PLC
3.39%, 12/14/05			34,037	34,037
HSBC Bank USA N.A.
3.72%, 08/03/06			28,364	28,372
Nordea Bank PLC
3.63%, 10/02/06			34,037	34,029
Royal Bank of Scotland
3.78%, 06/27/06			28,364	28,361
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06			87,928	87,915
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06			156,002	156,006
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05			45,382	45,382
Wells Fargo Bank N.A.
3.73%, 10/06/05			31,200	31,200

				723,261

COMMERCIAL PAPER (3)—0.79%
Alpine Securitization Corp.
3.72%, 10/19/05	113,456	113,268
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	558,565	557,223
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	189,585	189,144
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	198,548	198,462
Barton Capital Corp.
3.74%, 10/14/05	85,092	84,995
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	113,456	113,456
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	67,663	67,422
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	199,150	198,909
Cantabric Finance LLC
3.73%, 10/31/05	21,810	21,747
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	32,273	32,227
Chesham Finance LLC
3.68%, 10/11/05	56,728	56,682
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	42,753	42,676
CRC Funding LLC
3.78%, 10/24/05	31,200	31,132
Dorada Finance Inc.
3.76%, 01/26/06	5,673	5,605
Fairway Finance LLC
3.75%, 10/20/05	22,691	22,691
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	50,882	50,849
Ford Credit Auto Receivables
3.77%, 10/17/05	49,353	49,281
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	271,879	271,250
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	280,137	279,824
General Electric Capital Corp.
3.72%, 10/14/05	283,640	283,317
Georgetown Funding Co. LLC
3.82%, 11/02/05	110,863	110,510
Giro Funding Corp.
3.66%, 10/06/05	28,364	28,355
Grampian Funding LLC
3.84%, 01/31/06	56,728	56,002
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	28,364	28,364
HSBC PLC
3.88%, 02/03/06	17,018	16,793
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	84,826	84,745

Landale Funding LLC
3.74%, 10/17/05		113,456	113,291
Leafs LLC
3.80%, 01/20/06 - 02/21/06	(4)	59,559	59,559
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05		59,725	59,666
Lockhart Funding LLC
3.71%, 10/13/05		23,629	23,605
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05		107,783	107,620
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05		101,237	101,122
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05		158,838	158,456
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05		108,164	107,906
Prudential Funding LLC
3.71%, 10/13/05		56,728	56,670
Ranger Funding Co. LLC
3.67%, 10/04/05		31,282	31,278
Santander Central Hispano Finance Inc.
3.91%, 02/17/06		56,728	55,884
Sedna Finance Inc.
3.92%, 02/21/06		14,182	13,964
Societe Generale
3.77%, 10/07/05		73,548	73,517
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05		232,204	231,952
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05		140,724	140,544
Three Pillars Funding Corp.
3.65%, 10/03/05		34,037	34,037
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05		82,527	82,310
Tulip Funding Corp.
3.79%, 12/01/05		25,528	25,369
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05		425,460	425,356
Windmill Funding Corp.
3.78%, 10/25/05		36,873	36,788
Yorktown Capital LLC
3.75%, 10/20/05		48,219	48,133

			4,981,956

LOAN PARTICIPATIONS (3)—0.00%
Army & Air Force Exchange Service
3.67%, 10/03/05		28,364	28,364

			28,364

MEDIUM-TERM NOTES (3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06	(4)	17,586	17,584
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06	(4)	90,765	90,755

			108,339

MONEY MARKET FUNDS—0.47%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78%	(1	) (5)	2,965,546	2,965,546

				2,965,546

REPURCHASE AGREEMENTS (3)—0.50%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $1,787,507 and effective yields of 3.75% - 3.88%.	(6)		$1,786,931	1,786,931

Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $1,347,728 and an effective yield of 3.90%	(6)		1,347,289	1,347,289

				3,134,220

TIME DEPOSITS (3)—0.05%
Chase Bank USA N.A.
3.88%, 10/03/05			61,793	61,793
Lloyds TSB Bank PLC
3.90%, 10/03/05			56,728	56,728
Rabobank Nederland NV
3.89%, 10/03/05			198,548	198,548

				317,069

VARIABLE & FLOATING RATE NOTES (3)—0.84%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06	(4)		105,514	105,513
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06			195,711	195,712
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06			93,601	93,601
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05			127,638	127,644
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06	(4)		173,020	173,146
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06	(4)		36,873	36,873
Bank of America N.A.
3.81%, 08/10/06			283,640	283,640
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06	(4)		195,144	195,139
BMW US Capital LLC
3.74%, 09/15/06	(4)		56,728	56,728
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05			107,783	107,779
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06	(4)		152,598	152,592
Commodore CDO Ltd.
3.91%, 06/13/06	(4)		14,182	14,182
Credit Suisse First Boston
3.77%, 07/19/06			141,820	141,820
DEPFA Bank PLC
3.88%, 09/15/06			56,728	56,728
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06	(4)		90,197	90,201
Eli Lilly Services Inc.
3.66%, 09/01/06	(4)		56,728	56,728
Fairway Finance LLC
3.78%, 01/20/06			28,364	28,364

Fifth Third Bancorp
3.79%, 09/22/06	(4)		113,456	113,456
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06	(4)		39,710	39,710
General Electric Capital Corp.
3.80%, 10/06/06			25,528	25,551
Greenwich Capital Holdings Inc.
3.66%, 03/02/06			14,182	14,182
Hartford Life Global Funding Trust
3.76%, 08/15/06			56,728	56,728
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06	(4)		170,184	170,184
HSBC Bank USA N.A.
3.95%, 05/04/06			19,855	19,864
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06	(4)		164,511	164,513
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06	(4)		221,239	221,258
Lothian Mortgages PLC
3.82%, 01/24/06			56,728	56,728
Marshall & Ilsley Bank
3.90%, 02/20/06			56,728	56,754
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06	(4)		113,456	113,502
Natexis Banques Populaires
3.80%, 10/16/06	(4)		42,546	42,546
National City Bank (Ohio)
3.62%, 01/06/06			28,364	28,362
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06	(4)		209,893	209,911
Nordea Bank AB
3.71%, 08/11/06	(4)		99,274	99,274
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06	(4)		181,529	181,532
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06	(4)		154,300	154,300
Principal Life Income Funding Trusts
3.74%, 05/10/06			42,546	42,547
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06			189,330	189,292
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06	(4)		48,219	48,217
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06	(4)		253,007	253,008
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06	(4)		56,728	56,728
Strips III LLC
3.88%, 07/24/06	(4	) (7)	16,309	16,309
SunTrust Bank
3.63%, 04/28/06			85,092	85,092
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06	(4)		126,503	126,490
Toyota Motor Credit Corp.
3.87%, 04/10/06			25,528	25,527
Unicredito Italiano SpA
3.80%, 06/14/06			73,746	73,728
Union Hamilton Special Funding LLC
4.00%, 03/28/06			56,728	56,728

US Bank N.A.
3.77%, 09/29/06		25,528	25,521
Wachovia Asset Securitization Inc.
3.82%, 10/25/05	(4)	131,013	131,013
Wells Fargo & Co.
3.76%, 09/15/06	(4)	28,364	28,367
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06	(4)	127,638	127,631
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06	(4)	145,224	145,220
Winston Funding Ltd.
3.71%, 10/23/05	(4)	40,504	40,504
World Savings Bank
3.69%, 03/09/06		85,092	85,090

			5,241,757

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,500,512)			17,500,512

TOTAL INVESTMENTS — 102.59%	(8)		644,130,939

Other Assets, Less Liabilities — (2.59)%			(16,267,527)

NET ASSETS — 100.00%			$627,863,412

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The rate quoted is the annualized seven-day yield of the fund at period end.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(8)	The cost of investments for federal income tax purposes was $116,147,466. Net unrealized appreciation aggregated $18,881,247, of which $18,881,247 represented gross unrealized appreciation on securities. Tax cost information does not include investments in the underlying Master Portfolios.

See accompanying notes to the schedules of investments.

LIFEPATH 2020 MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security				Value
MASTER PORTFOLIOS—75.08%
Active Stock Master Portfolio	(1)			$392,142,335
CoreAlpha Bond Master Portfolio	(1)			347,108,036

TOTAL MASTER PORTFOLIOS				739,250,371

Security			Shares	Value
EXCHANGE-TRADED FUNDS—24.76%
iShares MSCI EAFE Index Fund	(1	) (2)	2,774,585	161,203,389
iShares S&P MidCap 400 Index Fund	(1	) (2)	775,190	55,674,146
iShares S&P SmallCap 600 Index Fund	(1	) (2)	465,448	26,884,276

TOTAL EXCHANGE-TRADED FUNDS (Cost: $205,660,808)				243,761,811

Security			Shares or Principal	Value
SHORT-TERM INVESTMENTS—3.40%

CERTIFICATES OF DEPOSIT (3)—0.15%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06			$57,608	57,614
Bank of Nova Scotia
3.63%, 01/03/06			46,087	46,083
Credit Suisse First Boston
3.67%, 05/09/06			115,216	115,216
Danske Bank
3.70%, 10/17/05			115,216	115,215
Dexia Credit Local
3.78%, 08/30/06			57,608	57,598
Fortis Bank NY
3.83% - 3.84%, 01/25/06			172,825	172,825
HBOS Treasury Services PLC
3.39%, 12/14/05			69,130	69,130
HSBC Bank USA N.A.
3.72%, 08/03/06			57,608	57,625
Nordea Bank PLC
3.63%, 10/02/06			69,130	69,114
Royal Bank of Scotland
3.78%, 06/27/06			57,608	57,602
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06			178,585	178,558
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06			316,845	316,853
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05			92,173	92,173
Wells Fargo Bank N.A.
3.73%, 10/06/05			63,369	63,369

				1,468,975

COMMERCIAL PAPER (3)—1.03%
Alpine Securitization Corp.
3.72%, 10/19/05	230,433	230,052
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	1,134,463	1,131,741
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	385,053	384,157
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	403,257	403,082
Barton Capital Corp.
3.74%, 10/14/05	172,825	172,627
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	230,433	230,433
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	137,425	136,938
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	404,480	403,990
Cantabric Finance LLC
3.73%, 10/31/05	44,297	44,169
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	65,547	65,453
Chesham Finance LLC
3.68%, 10/11/05	115,216	115,122
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	86,833	86,676
CRC Funding LLC
3.78%, 10/24/05	63,369	63,229
Dorada Finance Inc.
3.76%, 01/26/06	11,522	11,383
Fairway Finance LLC
3.75%, 10/20/05	46,087	46,086
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	103,342	103,276
Ford Credit Auto Receivables
3.77%, 10/17/05	100,238	100,091
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	552,195	550,918
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	568,967	568,332
General Electric Capital Corp.
3.72%, 10/14/05	576,082	575,427
Georgetown Funding Co. LLC
3.82%, 11/02/05	225,166	224,449
Giro Funding Corp.
3.66%, 10/06/05	57,608	57,591
Grampian Funding LLC
3.84%, 01/31/06	115,216	113,742
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	57,608	57,608
HSBC PLC
3.88%, 02/03/06	34,565	34,107
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	172,284	172,120

Landale Funding LLC
3.74%, 10/17/05		230,433	230,098
Leafs LLC
3.80%, 01/20/06 - 02/21/06	(4)	120,965	120,965
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05		121,303	121,186
Lockhart Funding LLC
3.71%, 10/13/05		47,992	47,943
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05		218,911	218,579
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05		205,615	205,382
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05		322,606	321,829
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05		219,684	219,162
Prudential Funding LLC
3.71%, 10/13/05		115,216	115,098
Ranger Funding Co. LLC
3.67%, 10/04/05		63,534	63,527
Santander Central Hispano Finance Inc.
3.91%, 02/17/06		115,216	113,502
Sedna Finance Inc.
3.92%, 02/21/06		28,804	28,362
Societe Generale
3.77%, 10/07/05		149,378	149,315
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05		471,614	471,103
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05		285,815	285,450
Three Pillars Funding Corp.
3.65%, 10/03/05		69,130	69,130
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05		167,615	167,174
Tulip Funding Corp.
3.79%, 12/01/05		51,847	51,525
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05		864,123	863,912
Windmill Funding Corp.
3.78%, 10/25/05		74,891	74,718
Yorktown Capital LLC
3.75%, 10/20/05		97,934	97,760

			10,118,519

LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05		57,608	57,608

			57,608

MEDIUM-TERM NOTES (3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06	(4)	35,717	35,714
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06	(4)	184,346	184,327

			220,041

MONEY MARKET FUNDS—0.40%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78%	(1	) (5)	3,973,078	3,973,078

				3,973,078

REPURCHASE AGREEMENTS (3)—0.65%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/03/05, with a total maturity value of $3,630,483 and effective yields of 3.75% - 3.88%.	(6)		$3,629,316	3,629,316

Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/03/05, with a maturity value of $2,737,278 and an effective yield of 3.90%.	(6)		2,736,389	2,736,389

				6,365,705

TIME DEPOSITS (3)—0.06%
Chase Bank USA N.A.
3.88%, 10/03/05			125,504	125,504
Lloyds TSB Bank PLC
3.90%, 10/03/05			115,216	115,216
Rabobank Nederland NV
3.89%, 10/03/05			403,257	403,257

				643,977

VARIABLE & FLOATING RATE NOTES (3)—1.08%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06	(4)		214,302	214,304
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06			397,497	397,496
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06			190,107	190,107
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05			259,237	259,249
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06	(4)		351,410	351,665
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06	(4)		74,891	74,891
Bank of America N.A.
3.81%, 08/10/06			576,082	576,082
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06	(4)		396,344	396,333
BMW US Capital LLC
3.74%, 09/15/06	(4)		115,216	115,216
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05			218,911	218,902
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06	(4)		309,932	309,920
Commodore CDO Ltd.
3.91%, 06/13/06	(4)		28,804	28,804
Credit Suisse First Boston
3.77%, 07/19/06			288,041	288,041
DEPFA Bank PLC
3.88%, 09/15/06			115,216	115,216
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06	(4)		183,194	183,202
Eli Lilly Services Inc.
3.66%, 09/01/06	(4)		115,216	115,216
Fairway Finance LLC
3.78%, 01/20/06			57,608	57,607

Fifth Third Bancorp
3.79%, 09/22/06	(4)		230,433	230,433
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06	(4)		80,651	80,653
General Electric Capital Corp.
3.80%, 10/06/06			51,847	51,895
Greenwich Capital Holdings Inc.
3.66%, 03/02/06			28,804	28,804
Hartford Life Global Funding Trust
3.76%, 08/15/06			115,216	115,216
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06	(4)		345,649	345,648
HSBC Bank USA N.A.
3.95%, 05/04/06			40,326	40,345
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06	(4)		334,128	334,131
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06	(4)		449,344	449,383
Lothian Mortgages PLC
3.82%, 01/24/06			115,216	115,216
Marshall & Ilsley Bank
3.90%, 02/20/06			115,216	115,270
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06	(4)		230,433	230,526
Natexis Banques Populaires
3.80%, 10/16/06	(4)		86,412	86,412
National City Bank (Ohio)
3.62%, 01/06/06			57,608	57,604
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06	(4)		426,301	426,335
Nordea Bank AB
3.71%, 08/11/06	(4)		201,629	201,629
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06	(4)		368,692	368,699
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06	(4)		313,389	313,388
Principal Life Income Funding Trusts
3.74%, 05/10/06			86,412	86,415
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06			384,535	384,458
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06	(4)		97,934	97,930
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06	(4)		513,865	513,865
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06	(4)		115,216	115,216
Strips III LLC
3.88%, 07/24/06	(4	) (7)	33,124	33,124
SunTrust Bank
3.63%, 04/28/06			172,825	172,825
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06	(4)		256,933	256,906
Toyota Motor Credit Corp.
3.87%, 04/10/06			51,847	51,847
Unicredito Italiano SpA
3.80%, 06/14/06			149,781	149,744
Union Hamilton Special Funding LLC
4.00%, 03/28/06			115,216	115,216

US Bank N.A.
3.77%, 09/29/06		51,847	51,834
Wachovia Asset Securitization Inc.
3.82%, 10/25/05	(4)	266,092	266,092
Wells Fargo & Co.
3.76%, 09/15/06	(4)	57,608	57,613
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06	(4)	259,237	259,223
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06	(4)	294,954	294,945
Winston Funding Ltd.
3.71%, 10/23/05	(4)	82,265	82,264
World Savings Bank
3.69%, 03/09/06		172,825	172,821

			10,646,176

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,494,079)			33,494,079

TOTAL INVESTMENTS — 103.24%	(8)		1,016,506,261

Other Assets, Less Liabilities — (3.24)%			(31,908,910)

NET ASSETS — 100.00%			$984,597,351

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The rate quoted is the annualized seven-day yield of the fund at period end.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(8)	The cost of investments for federal income tax purposes was $239,162,236. Net unrealized appreciation aggregated $38,093,654, of which $38,093,654 represented gross unrealized appreciation on securities. Tax cost information does not include investments in the underlying Master Portfolios.

See accompanying notes to the schedules of investments.

LIFEPATH 2030 MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security				Value
MASTER PORTFOLIOS—70.85%
Active Stock Master Portfolio	(1)			$298,536,422
CoreAlpha Bond Master Portfolio	(1)			132,641,917

TOTAL MASTER PORTFOLIOS				431,178,339

Security			Shares	Value
EXCHANGE-TRADED FUNDS—29.09%
iShares MSCI EAFE Index Fund	(1	) (2)	2,052,254	119,235,957
iShares S&P MidCap 400 Index Fund	(1	) (2)	542,759	38,980,951
iShares S&P SmallCap 600 Index Fund	(1	) (2)	325,769	18,816,418

TOTAL EXCHANGE-TRADED FUNDS (Cost: $150,526,264)				177,033,326

Security			Shares or Principal	Value
SHORT-TERM INVESTMENTS—3.34%

CERTIFICATES OF DEPOSIT (3)—0.15%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06			$36,355	36,362
Bank of Nova Scotia
3.63%, 01/03/06			29,084	29,081
Credit Suisse First Boston
3.67%, 05/09/06			72,709	72,709
Danske Bank
3.70%, 10/17/05			72,709	72,708
Dexia Credit Local
3.78%, 08/30/06			36,355	36,348
Fortis Bank NY
3.83% - 3.84%, 01/25/06			109,064	109,064
HBOS Treasury Services PLC
3.39%, 12/14/05			43,626	43,626
HSBC Bank USA N.A.
3.72%, 08/03/06			36,355	36,365
Nordea Bank PLC
3.63%, 10/02/06			43,626	43,615
Royal Bank of Scotland
3.78%, 06/27/06			36,355	36,351
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06			112,699	112,682
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06			199,950	199,956
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05			58,167	58,167
Wells Fargo Bank N.A.
3.73%, 10/06/05			39,990	39,990

				927,024

COMMERCIAL PAPER (3)—1.05%
Alpine Securitization Corp.
3.72%, 10/19/05	145,418	145,178
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	715,922	714,203
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	242,994	242,429
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	254,482	254,372
Barton Capital Corp.
3.74%, 10/14/05	109,064	108,939
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	145,418	145,418
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	86,725	86,417
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	255,254	254,945
Cantabric Finance LLC
3.73%, 10/31/05	27,955	27,873
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	41,364	41,306
Chesham Finance LLC
3.68%, 10/11/05	72,709	72,650
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	54,797	54,699
CRC Funding LLC
3.78%, 10/24/05	39,990	39,902
Dorada Finance Inc.
3.76%, 01/26/06	7,271	7,184
Fairway Finance LLC
3.75%, 10/20/05	29,084	29,084
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	65,216	65,174
Ford Credit Auto Receivables
3.77%, 10/17/05	63,257	63,164
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	348,472	347,666
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	359,056	358,655
General Electric Capital Corp.
3.72%, 10/14/05	363,546	363,133
Georgetown Funding Co. LLC
3.82%, 11/02/05	142,095	141,643
Giro Funding Corp.
3.66%, 10/06/05	36,355	36,344
Grampian Funding LLC
3.84%, 01/31/06	72,709	71,779
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	36,355	36,355
HSBC PLC
3.88%, 02/03/06	21,813	21,524
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	108,723	108,619

Landale Funding LLC
3.74%, 10/17/05		145,418	145,207
Leafs LLC
3.80%, 01/20/06 - 02/21/06	(4)	76,337	76,337
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05		76,550	76,475
Lockhart Funding LLC
3.71%, 10/13/05		30,286	30,255
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05		138,148	137,938
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05		129,757	129,610
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05		203,586	203,096
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05		138,635	138,306
Prudential Funding LLC
3.71%, 10/13/05		72,709	72,634
Ranger Funding Co. LLC
3.67%, 10/04/05		40,094	40,090
Santander Central Hispano Finance Inc.
3.91%, 02/17/06		72,709	71,627
Sedna Finance Inc.
3.92%, 02/21/06		18,177	17,898
Societe Generale
3.77%, 10/07/05		94,268	94,228
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05		297,620	297,297
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05		180,368	180,138
Three Pillars Funding Corp.
3.65%, 10/03/05		43,626	43,626
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05		105,776	105,498
Tulip Funding Corp.
3.79%, 12/01/05		32,719	32,516
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05		545,319	545,186
Windmill Funding Corp.
3.78%, 10/25/05		47,261	47,152
Yorktown Capital LLC
3.75%, 10/20/05		61,803	61,693

			6,385,462

LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05		36,355	36,355

			36,355

MEDIUM-TERM NOTES (3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06	(4)	22,540	22,538
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06	(4)	116,335	116,323

			138,861

MONEY MARKET FUNDS—0.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78%	(1	) (5)	1,703,639	1,703,639

				1,703,639

REPURCHASE AGREEMENTS (3)—0.66%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $2,291,078 and effective yields of 3.75% - 3.88%.	(6)		$2,290,341	2,290,341

Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $1,727,405 and an effective yield of 3.90%.	(6)		1,726,844	1,726,844

				4,017,185

TIME DEPOSITS (3)—0.07%
Chase Bank USA N.A.
3.88%, 10/03/05			79,201	79,201
Lloyds TSB Bank PLC
3.90%, 10/03/05			72,709	72,709
Rabobank Nederland NV
3.89%, 10/03/05			254,482	254,482

				406,392

VARIABLE & FLOATING RATE NOTES (3)—1.10%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06	(4)		135,239	135,240
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06			250,847	250,846
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06			119,970	119,971
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05			163,596	163,603
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06	(4)		221,763	221,924
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06	(4)		47,261	47,261
Bank of America N.A.
3.81%, 08/10/06			363,546	363,546
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06	(4)		250,120	250,113
BMW US Capital LLC
3.74%, 09/15/06	(4)		72,709	72,709
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05			138,148	138,142
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06	(4)		195,588	195,579
Commodore CDO Ltd.
3.91%, 06/13/06	(4)		18,177	18,177
Credit Suisse First Boston
3.77%, 07/19/06			181,773	181,773
DEPFA Bank PLC
3.88%, 09/15/06			72,709	72,709
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06	(4)		115,608	115,613
Eli Lilly Services Inc.
3.66%, 09/01/06	(4)		72,709	72,709
Fairway Finance LLC
3.78%, 01/20/06			36,355	36,354

Fifth Third Bancorp
3.79%, 09/22/06	(4)		145,418	145,418
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06	(4)		50,896	50,898
General Electric Capital Corp.
3.80%, 10/06/06			32,719	32,749
Greenwich Capital Holdings Inc.
3.66%, 03/02/06			18,177	18,177
Hartford Life Global Funding Trust
3.76%, 08/15/06			72,709	72,709
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06	(4)		218,128	218,127
HSBC Bank USA N.A.
3.95%, 05/04/06			25,448	25,460
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06	(4)		210,857	210,858
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06	(4)		283,566	283,591
Lothian Mortgages PLC
3.82%, 01/24/06			72,709	72,709
Marshall & Ilsley Bank
3.90%, 02/20/06			72,709	72,743
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06	(4)		145,418	145,477
Natexis Banques Populaires
3.80%, 10/16/06	(4)		54,532	54,532
National City Bank (Ohio)
3.62%, 01/06/06			36,355	36,352
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06	(4)		269,024	269,046
Nordea Bank AB
3.71%, 08/11/06	(4)		127,241	127,241
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06	(4)		232,670	232,673
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06	(4)		197,769	197,769
Principal Life Income Funding Trusts
3.74%, 05/10/06			54,532	54,534
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06			242,667	242,619
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06	(4)		61,803	61,801
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06	(4)		324,283	324,282
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06	(4)		72,709	72,709
Strips III LLC
3.88%, 07/24/06	(4	) (7)	20,903	20,903
SunTrust Bank
3.63%, 04/28/06			109,064	109,064
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06	(4)		162,142	162,125
Toyota Motor Credit Corp.
3.87%, 04/10/06			32,719	32,719
Unicredito Italiano SpA
3.80%, 06/14/06			94,522	94,499
Union Hamilton Special Funding LLC
4.00%, 03/28/06			72,709	72,709

US Bank N.A.
3.77%, 09/29/06		32,719	32,711
Wachovia Asset Securitization Inc.
3.82%, 10/25/05	(4)	167,922	167,922
Wells Fargo & Co.
3.76%, 09/15/06	(4)	36,355	36,358
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06	(4)	163,596	163,586
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06	(4)	186,136	186,130
Winston Funding Ltd.
3.71%, 10/23/05	(4)	51,914	51,914
World Savings Bank
3.69%, 03/09/06		109,064	109,061

			6,718,444

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,333,362)			20,333,362

TOTAL INVESTMENTS — 103.28%	(8)		628,545,027

Other Assets, Less Liabilities — (3.28)%			(19,938,746)

NET ASSETS — 100.00%			$608,606,281

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The rate quoted is the annualized seven-day yield of the fund at period end.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(8)	The cost of investments for federal income tax purposes was $170,863,983. Net unrealized appreciation aggregated $26,502,705, of which $26,502,705 represented gross unrealized appreciation on securities. Tax cost information does not include investments in the underlying Master Portfolios.

See accompanying notes to the schedules of investments.

LIFEPATH 2040 MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security				Value
MASTER PORTFOLIOS—68.39%
Active Stock Master Portfolio	(1)			$221,851,274
CoreAlpha Bond Master Portfolio	(1)			41,665,118

TOTAL MASTER PORTFOLIOS				263,516,392

Security			Shares	Value
EXCHANGE-TRADED FUNDS—31.49%
iShares MSCI EAFE Index Fund	(1	) (2)	1,329,095	77,220,419
iShares S&P MidCap 400 Index Fund	(1	) (2)	408,496	29,338,183
iShares S&P SmallCap 600 Index Fund	(1	) (2)	255,357	14,749,420

TOTAL EXCHANGE-TRADED FUNDS (Cost: $105,084,170)				121,308,022

Security			Shares or Principal	Value
SHORT-TERM INVESTMENTS—4.50%

CERTIFICATES OF DEPOSIT (3)—0.17%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06			$25,128	25,128
Bank of Nova Scotia
3.63%, 01/03/06			20,103	20,101
Credit Suisse First Boston
3.67%, 05/09/06			50,256	50,256
Danske Bank
3.70%, 10/17/05			50,256	50,256
Dexia Credit Local
3.78%, 08/30/06			25,128	25,124
Fortis Bank NY
3.83% - 3.84%, 01/25/06			75,385	75,385
HBOS Treasury Services PLC
3.39%, 12/14/05			30,154	30,154
HSBC Bank USA N.A.
3.72%, 08/03/06			25,128	25,136
Nordea Bank PLC
3.63%, 10/02/06			30,154	30,147
Royal Bank of Scotland
3.78%, 06/27/06			25,128	25,125
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06			77,897	77,886
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06			138,205	138,209
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05			40,205	40,205
Wells Fargo Bank N.A.
3.73%, 10/06/05			27,641	27,641

				640,753

COMMERCIAL PAPER (3)—1.15%
Alpine Securitization Corp.
3.72%, 10/19/05	100,513	100,347
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	494,843	493,660
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	167,957	167,565
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	175,897	175,821
Barton Capital Corp.
3.74%, 10/14/05	75,385	75,298
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	100,513	100,513
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	59,944	59,732
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	176,431	176,217
Cantabric Finance LLC
3.73%, 10/31/05	19,322	19,266
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	28,591	28,550
Chesham Finance LLC
3.68%, 10/11/05	50,256	50,215
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	37,876	37,808
CRC Funding LLC
3.78%, 10/24/05	27,641	27,580
Dorada Finance Inc.
3.76%, 01/26/06	5,026	4,965
Fairway Finance LLC
3.75%, 10/20/05	20,103	20,103
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	45,077	45,047
Ford Credit Auto Receivables
3.77%, 10/17/05	43,723	43,659
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	240,863	240,306
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	248,179	247,901
General Electric Capital Corp.
3.72%, 10/14/05	251,282	250,996
Georgetown Funding Co. LLC
3.82%, 11/02/05	98,216	97,903
Giro Funding Corp.
3.66%, 10/06/05	25,128	25,121
Grampian Funding LLC
3.84%, 01/31/06	50,256	49,613
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	25,128	25,128
HSBC PLC
3.88%, 02/03/06	15,077	14,877
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05	75,149	75,077

Landale Funding LLC
3.74%, 10/17/05		100,513	100,367
Leafs LLC
3.80%, 01/20/06 - 02/21/06	(4)	52,764	52,764
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05		52,911	52,860
Lockhart Funding LLC
3.71%, 10/13/05		20,934	20,912
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05		95,487	95,343
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05		89,688	89,586
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05		140,718	140,379
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05		95,824	95,598
Prudential Funding LLC
3.71%, 10/13/05		50,256	50,205
Ranger Funding Co. LLC
3.67%, 10/04/05		27,713	27,710
Santander Central Hispano Finance Inc.
3.91%, 02/17/06		50,256	49,509
Sedna Finance Inc.
3.92%, 02/21/06		12,564	12,371
Societe Generale
3.77%, 10/07/05		65,157	65,130
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05		205,714	205,491
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05		124,670	124,510
Three Pillars Funding Corp.
3.65%, 10/03/05		30,154	30,154
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05		73,112	72,920
Tulip Funding Corp.
3.79%, 12/01/05		22,615	22,475
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05		376,923	376,831
Windmill Funding Corp.
3.78%, 10/25/05		32,667	32,591
Yorktown Capital LLC
3.75%, 10/20/05		42,718	42,642

			4,413,616

LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05		25,128	25,128

			25,128

MEDIUM-TERM NOTES (3)—0.02%
Dorada Finance Inc.
3.93%, 07/07/06	(4)	15,579	15,578
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06	(4)	80,410	80,402

			95,980

MONEY MARKET FUNDS—1.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78%	(1	) (5)	4,472,510	4,472,510

				4,472,510

REPURCHASE AGREEMENTS (3)—0.72%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $1,583,585 and effective yields of 3.75% - 3.88%.	(6)		$1,583,076	1,583,076

Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $1,193,977 and an effective yield of 3.90%.	(6)		1,193,589	1,193,589

				2,776,665

TIME DEPOSITS (3)—0.07%
Chase Bank USA N.A.
3.88%, 10/03/05			54,744	54,744
Lloyds TSB Bank PLC
3.90%, 10/03/05			50,256	50,256
Rabobank Nederland NV
3.89%, 10/03/05			175,897	175,897

				280,897

VARIABLE & FLOATING RATE NOTES (3)—1.20%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06	(4)		93,477	93,477
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06			173,385	173,384
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06			82,923	82,923
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05			113,077	113,082
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06	(4)		153,282	153,394
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06	(4)		32,667	32,667
Bank of America N.A.
3.81%, 08/10/06			251,282	251,282
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06	(4)		172,882	172,878
BMW US Capital LLC
3.74%, 09/15/06	(4)		50,256	50,256
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05			95,487	95,483
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06	(4)		135,190	135,184
Commodore CDO Ltd.
3.91%, 06/13/06	(4)		12,564	12,564
Credit Suisse First Boston
3.77%, 07/19/06			125,641	125,641
DEPFA Bank PLC
3.88%, 09/15/06			50,256	50,256
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06	(4)		79,908	79,911
Eli Lilly Services Inc.
3.66%, 09/01/06	(4)		50,256	50,256
Fairway Finance LLC
3.78%, 01/20/06			25,128	25,128

Fifth Third Bancorp
3.79%, 09/22/06	(4)		100,513	100,513
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06	(4)		35,179	35,181
General Electric Capital Corp.
3.80%, 10/06/06			22,615	22,636
Greenwich Capital Holdings Inc.
3.66%, 03/02/06			12,564	12,564
Hartford Life Global Funding Trust
3.76%, 08/15/06			50,256	50,256
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06	(4)		150,769	150,768
HSBC Bank USA N.A.
3.95%, 05/04/06			17,590	17,598
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06	(4)		145,744	145,745
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06	(4)		196,000	196,017
Lothian Mortgages PLC
3.82%, 01/24/06			50,256	50,256
Marshall & Ilsley Bank
3.90%, 02/20/06			50,256	50,280
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06	(4)		100,513	100,554
Natexis Banques Populaires
3.80%, 10/16/06	(4)		37,692	37,692
National City Bank (Ohio)
3.62%, 01/06/06			25,128	25,126
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06	(4)		185,949	185,963
Nordea Bank AB
3.71%, 08/11/06	(4)		87,949	87,949
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06	(4)		160,820	160,823
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06	(4)		136,697	136,697
Principal Life Income Funding Trusts
3.74%, 05/10/06			37,692	37,693
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06			167,731	167,697
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06	(4)		42,718	42,717
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06	(4)		224,143	224,143
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06	(4)		50,256	50,256
Strips III LLC
3.88%, 07/24/06	(4	) (7)	14,448	14,448
SunTrust Bank
3.63%, 04/28/06			75,385	75,385
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06	(4)		112,072	112,060
Toyota Motor Credit Corp.
3.87%, 04/10/06			22,615	22,615
Unicredito Italiano SpA
3.80%, 06/14/06			65,333	65,317
Union Hamilton Special Funding LLC
4.00%, 03/28/06			50,256	50,256

US Bank N.A.
3.77%, 09/29/06		22,615	22,610
Wachovia Asset Securitization Inc.
3.82%, 10/25/05	(4)	116,067	116,067
Wells Fargo & Co.
3.76%, 09/15/06	(4)	25,128	25,130
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06	(4)	113,077	113,070
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06	(4)	128,656	128,653
Winston Funding Ltd.
3.71%, 10/23/05	(4)	35,883	35,883
World Savings Bank
3.69%, 03/09/06		75,385	75,383

			4,643,767

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,349,316)			17,349,316

TOTAL INVESTMENTS — 104.38%	(8)		402,173,730

Other Assets, Less Liabilities — (4.38)%			(16,860,238)

NET ASSETS — 100.00%			$385,313,492

(1)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The rate quoted is the annualized seven-day yield of the fund at period end.

(6)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(7)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(8)	The cost of investments for federal income tax purposes was $122,434,297. Net unrealized appreciation aggregated $16,223,041, of which $16,223,041 represented gross unrealized appreciation on securities. Tax cost information does not include investments in the underlying Master Portfolios.

See accompanying notes to the schedules of investments.

ACTIVE STOCK MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security		Shares	Value
COMMON STOCKS—99.13%

AEROSPACE & DEFENSE—1.50%
Lockheed Martin Corp.		217,012	$13,246,412
Raytheon Co.		7,650	290,853
Rockwell Collins Inc.		71,656	3,462,418

			16,999,683

AGRICULTURE—2.43%
Altria Group Inc.		44,075	3,248,768
Archer-Daniels-Midland Co.		479,952	11,835,616
Bunge Ltd.	(1)	68,795	3,619,993
Reynolds American Inc.	(1)	43,759	3,632,872
UST Inc.	(1)	122,346	5,121,404

			27,458,653

AIRLINES—0.07%
Southwest Airlines Co.	(1)	52,386	777,932

			777,932

AUTO PARTS & EQUIPMENT—0.25%
American Axle & Manufacturing Holdings Inc.	(1)	31,121	718,273
Autoliv Inc.	(1)	48,728	2,119,668

			2,837,941

BANKS—4.93%
Bank of America Corp.		670,174	28,214,325
U.S. Bancorp	(1)	264,655	7,431,512
UnionBanCal Corp.		5,221	364,008
Wachovia Corp.		319,848	15,221,566
Wells Fargo & Co.		77,332	4,529,335

			55,760,746

BEVERAGES—2.66%
Anheuser-Busch Companies Inc.		203,304	8,750,204
Coca-Cola Co. (The)		273,299	11,803,784
Coca-Cola Enterprises Inc.		72,989	1,423,285
Pepsi Bottling Group Inc.	(1)	264,154	7,541,597
PepsiAmericas Inc.		24,334	553,112

			30,071,982

BIOTECHNOLOGY—0.83%
Amgen Inc.	(2)	101,789	8,109,530
Celgene Corp.	(2)	24,412	1,326,060

			9,435,590

BUILDING MATERIALS—0.23%
Masco Corp.		85,753	2,630,902

			2,630,902

CHEMICALS—0.98%
Dow Chemical Co. (The)			246,940	10,289,990
Eastman Chemical Co.			9,915	465,708
Huntsman Corp.	(1	) (2)	10,809	211,316
International Flavors & Fragrances Inc.			2,545	90,704

				11,057,718

COMMERCIAL SERVICES—2.14%
Accenture Ltd.	(1	) (2)	295,136	7,514,163
Block (H & R) Inc.			19,828	475,475
Career Education Corp.	(1	) (2)	19,685	699,999
Cendant Corp.			587,874	12,133,719
Convergys Corp.	(1	) (2)	105,660	1,518,334
Deluxe Corp.	(1)		3,844	154,375
Education Management Corp.	(2)		3,991	128,670
Manpower Inc.			21,877	971,120
PHH Corp.	(2)		10,974	301,346
Rent-A-Center Inc.	(2)		17,236	332,827

				24,230,028

COMPUTERS—2.78%
Apple Computer Inc.	(1	) (2)	314,432	16,856,700
Computer Sciences Corp.	(1	) (2)	128,106	6,060,695
Dell Inc.	(2)		177,589	6,073,544
International Business Machines Corp.			13,931	1,117,545
Seagate Technology			87,822	1,391,979

				31,500,463

COSMETICS & PERSONAL CARE—0.70%
Avon Products Inc.			4,285	115,695
Gillette Co. (The)			91,065	5,299,983
Procter & Gamble Co.			41,521	2,468,839

				7,884,517

DISTRIBUTION & WHOLESALE—0.44%
CDW Corp.			30,848	1,817,564
Grainger (W.W.) Inc.			40,693	2,560,404
Ingram Micro Inc. Class A	(2)		35,155	651,774

				5,029,742

DIVERSIFIED FINANCIAL SERVICES—10.73%
CIT Group Inc.			74,572	3,369,163
Citigroup Inc.			770,957	35,093,963
Countrywide Financial Corp.			395,023	13,027,859
Federal Home Loan Mortgage Corp.	(1)		84,698	4,782,049
Federal National Mortgage Association			119,526	5,357,155
Goldman Sachs Group Inc. (The)			67,269	8,178,565
IndyMac Bancorp Inc.			11,815	467,638
JP Morgan Chase & Co.			667,392	22,644,611
MBNA Corp.			124,253	3,061,594
Merrill Lynch & Co. Inc.			118,762	7,286,049
Morgan Stanley			324,388	17,497,489
Providian Financial Corp.	(2)		24,579	434,557
Student Loan Corp.			821	194,478

				121,395,170

ELECTRIC—2.68%
Alliant Energy Corp.		46,169	1,344,903
Constellation Energy Group Inc.		79,119	4,873,730
Edison International		191,302	9,044,759
Energy East Corp.		7,318	184,340
Entergy Corp.	(1)	89,117	6,623,175
FirstEnergy Corp.	(1)	144,676	7,540,513
NSTAR		7,072	204,522
Pepco Holdings Inc.		5,532	128,730
Puget Energy Inc.	(1)	16,245	381,433

			30,326,105

ELECTRONICS—0.54%
Agilent Technologies Inc.	(2)	185,888	6,087,832

			6,087,832

ENTERTAINMENT—0.04%
Regal Entertainment Group Class A	(1)	24,228	485,529

			485,529

ENVIRONMENTAL CONTROL—0.02%
Republic Services Inc.		7,149	252,288

			252,288

FOOD—0.93%
Hormel Foods Corp.		8,162	269,264
Pilgrim’s Pride Corp.		23,316	848,702
Smithfield Foods Inc.	(2)	49,084	1,456,813
SUPERVALU Inc.		118,175	3,677,606
Tyson Foods Inc. Class A		235,353	4,248,122

			10,500,507

FOREST PRODUCTS & PAPER—0.80%
Georgia-Pacific Corp.		201,272	6,855,324
Louisiana-Pacific Corp.		81,135	2,246,628

			9,101,952

GAS—0.26%
NiSource Inc.	(1)	27,234	660,424
Sempra Energy		44,274	2,083,534
UGI Corp.		7,360	207,184

			2,951,142

HAND & MACHINE TOOLS—0.33%
Black & Decker Corp.	(1)	45,939	3,771,133

			3,771,133

HEALTH CARE - PRODUCTS—4.92%
Alcon Inc.	(1)	21,842	2,793,155
Becton, Dickinson & Co.		205,235	10,760,471
Boston Scientific Corp.	(2)	483,820	11,306,873
Guidant Corp.		5,020	345,828
Hillenbrand Industries Inc.		5,827	274,160
Johnson & Johnson		476,810	30,172,537

			55,653,024

HEALTH CARE - SERVICES—1.82%
HCA Inc.			103,187	4,944,721
Humana Inc.	(1	) (2)	108,410	5,190,671
Lincare Holdings Inc.	(2)		32,101	1,317,746
Sierra Health Services Inc.	(2)		10,444	719,278
UnitedHealth Group Inc.	(1)		148,832	8,364,358

				20,536,774

HOME BUILDERS—0.71%
M.D.C. Holdings Inc.	(1)		15,914	1,255,455
NVR Inc.	(1	) (2)	7,632	6,753,938

				8,009,393

HOME FURNISHINGS—0.41%
Harman International Industries Inc.	(1)		45,798	4,683,761

				4,683,761

HOUSEHOLD PRODUCTS & WARES—1.33%
American Greetings Corp. Class A	(1)		17,263	473,006
Blyth Inc.	(1)		12,776	284,777
Clorox Co. (The)	(1)		146,908	8,159,270
Kimberly-Clark Corp.	(1)		102,956	6,128,971

				15,046,024

INSURANCE—3.82%
ACE Ltd.			132,148	6,220,206
Allstate Corp. (The)			66,318	3,666,722
American International Group Inc.			81,623	5,057,361
Axis Capital Holdings Ltd.			56,973	1,624,300
Everest Re Group Ltd.			50,257	4,920,160
Lincoln National Corp.			67,085	3,489,762
Loews Corp.			6,633	612,956
MetLife Inc.			85,432	4,257,077
Nationwide Financial Services Inc.			20,283	812,334
PartnerRe Ltd.			35,419	2,268,587
Protective Life Corp.			13,278	546,788
Radian Group Inc.	(1)		23,328	1,238,717
Reinsurance Group of America Inc.			24,602	1,099,709
RenaissanceRe Holdings Ltd.	(1)		43,187	1,888,568
StanCorp Financial Group Inc.			17,274	1,454,471
XL Capital Ltd. Class A	(1)		60,011	4,082,548

				43,240,266

INTERNET—0.82%
Amazon.com Inc.	(1	) (2)	44,049	1,995,420
Google Inc. Class A	(2)		22,894	7,245,035

				9,240,455

INVESTMENT COMPANIES—0.06%
American Capital Strategies Ltd.			19,084	699,619

				699,619

IRON & STEEL—0.27%
Nucor Corp.			30,361	1,790,995
Steel Dynamics Inc.	(1)		37,290	1,266,368

				3,057,363

LEISURE TIME—0.74%
Brunswick Corp.		39,554	1,492,372
Polaris Industries Inc.	(1)	25,363	1,256,737
Royal Caribbean Cruises Ltd.	(1)	90,306	3,901,219
Sabre Holdings Corp.	(1)	82,193	1,666,874

			8,317,202

LODGING—0.06%
Choice Hotels International Inc.	(1)	10,136	655,191

			655,191

MACHINERY—0.51%
AGCO Corp.	(2)	10,007	182,127
Cummins Inc.	(1)	41,434	3,645,778
Graco Inc.	(1)	46,509	1,594,329
Rockwell Automation Inc.		5,824	308,090

			5,730,324

MANUFACTURING—3.72%
General Electric Co.		729,137	24,550,043
Ingersoll-Rand Co. Class A		15,958	610,074
Parker Hannifin Corp.		20,746	1,334,175
3M Co.		211,831	15,539,922

			42,034,214

MEDIA—1.77%
Comcast Corp. Class A	(2)	371,245	10,907,178
Comcast Corp. Class A Special	(2)	16,196	466,121
EchoStar Communications Corp.		20,019	591,962
Gannett Co. Inc.		13,793	949,372
Media General Inc. Class A		1,468	85,159
Meredith Corp.		16,571	826,727
Tribune Co.	(1)	66,539	2,255,007
Viacom Inc. Class B		106,280	3,508,303
Washington Post Co. (The) Class B		542	434,955

			20,024,784

MINING—1.23%
Phelps Dodge Corp.		107,261	13,936,422

			13,936,422

OIL & GAS—10.24%
Anadarko Petroleum Corp.		98,873	9,467,090
Chevron Corp.		75,203	4,867,890
ConocoPhillips		316,213	22,106,451
Devon Energy Corp.	(1)	81,184	5,572,470
Exxon Mobil Corp.		492,694	31,305,777
Marathon Oil Corp.		82,166	5,663,702
Occidental Petroleum Corp.		159,636	13,637,703
Patterson-UTI Energy Inc.	(1)	140,174	5,057,478
Pogo Producing Co.		51,725	3,048,671
Valero Energy Corp.		134,240	15,177,174

			115,904,406

OIL & GAS SERVICES—0.59%
Baker Hughes Inc.	(1)	111,563	6,658,080

			6,658,080

PHARMACEUTICALS—5.96%
Allergan Inc.	(1)		117,909	10,802,823
Barr Pharmaceuticals Inc.	(2)		45,075	2,475,519
Express Scripts Inc.	(2)		2,515	156,433
Forest Laboratories Inc.	(2)		29,748	1,159,280
Gilead Sciences Inc.	(2)		287,872	14,036,639
King Pharmaceuticals Inc.	(2)		21,132	325,010
Merck & Co. Inc.			427,432	11,630,425
Pfizer Inc.			847,564	21,163,673
Wyeth	(1)		122,320	5,659,746

				67,409,548

REAL ESTATE INVESTMENT TRUSTS—0.26%
Annaly Mortgage Management Inc.			14,586	188,889
CBL & Associates Properties Inc.			3,525	144,490
Health Care Property Investors Inc.			27,768	749,458
Health Care REIT Inc.	(1)		10,415	386,292
Hospitality Properties Trust			9,451	405,070
HRPT Properties Trust			25,257	313,439
Mack-Cali Realty Corp.			5,641	253,507
Trizec Properties Inc.	(1)		23,510	542,141

				2,983,286

RETAIL—5.80%
Aeropostale Inc.	(2)		6,553	139,251
American Eagle Outfitters Inc.			75,122	1,767,621
Applebee’s International Inc.			6,957	143,940
AutoNation Inc.	(1	) (2)	170,549	3,405,864
Barnes & Noble Inc.			23,668	892,284
Best Buy Co. Inc.			11,956	520,445
Brinker International Inc.	(2)		15,656	588,039
CBRL Group Inc.			40,450	1,361,547
Claire’s Stores Inc.			30,064	725,444
Costco Wholesale Corp.	(1)		211,396	9,109,054
Darden Restaurants Inc.			6,001	182,250
GameStop Corp. Class B	(2)		14,463	410,605
Gap Inc. (The)	(1)		154,515	2,693,196
Home Depot Inc.	(1)		504,440	19,239,342
Michaels Stores Inc.			12,404	410,076
PETCO Animal Supplies Inc.	(2)		15,179	321,188
Sonic Corp.	(2)		7,090	193,911
Staples Inc.			85,034	1,812,925
Wal-Mart Stores Inc.			495,271	21,702,775

				65,619,757

SAVINGS & LOANS—0.97%
Independence Community Bank Corp.			16,418	559,690
Washington Mutual Inc.	(1)		265,564	10,415,420

				10,975,110

SEMICONDUCTORS—3.29%
Broadcom Corp. Class A	(2)		111,024	5,208,136
Intel Corp.			1,084,272	26,727,305
Lam Research Corp.	(1	) (2)	85,966	2,619,384
QLogic Corp.	(1	) (2)	56,899	1,945,946
Texas Instruments Inc.			19,570	663,423

				37,164,194

SOFTWARE—4.99%
Adobe Systems Inc.	(1)		259,070	7,733,239
Autodesk Inc.	(1)		173,728	8,067,928
Dun & Bradstreet Corp.	(2)		17,355	1,143,174
Intuit Inc.	(1	) (2)	75,382	3,377,867
Microsoft Corp.			1,405,330	36,159,141

				56,481,349

TELECOMMUNICATIONS—7.11%
AT&T Corp.			81,142	1,606,612
CenturyTel Inc.			24,862	869,673
Cisco Systems Inc.	(2)		1,275,305	22,866,219
Motorola Inc.			481,089	10,627,256
QUALCOMM Inc.	(1)		438,183	19,608,689
Scientific-Atlanta Inc.			79,480	2,981,295
Sprint Nextel Corp.			43,469	1,033,693
Telewest Global Inc.	(2)		10,456	239,965
Verizon Communications Inc.			629,396	20,574,955

				80,408,357

TRANSPORTATION—1.46%
Alexander & Baldwin Inc.	(1)		3,034	161,530
Burlington Northern Santa Fe Corp.			146,241	8,745,212
Hunt (J.B.) Transport Services Inc.	(1)		86,825	1,650,543
Norfolk Southern Corp.			29,607	1,200,860
Overseas Shipholding Group Inc.	(1)		19,093	1,113,695
Ryder System Inc.			81,445	2,787,048
Teekay Shipping Corp.	(1)		19,951	858,891

				16,517,779

TOTAL COMMON STOCKS (Cost: $1,048,145,815)				1,121,534,237

Security			Shares or Principal	Value
SHORT-TERM INVESTMENTS—8.20%

CERTIFICATES OF DEPOSIT (3)—0.38%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06			$171,119	171,119
Bank of Nova Scotia
3.63%, 01/03/06			136,895	136,884
Credit Suisse First Boston
3.67%, 05/09/06			342,237	342,237
Danske Bank
3.70%, 10/17/05			342,237	342,234
Dexia Credit Local
3.78%, 08/30/06			171,119	171,088
Fortis Bank NY
3.83% - 3.84%, 01/25/06			513,356	513,358
HBOS Treasury Services PLC
3.39%, 12/14/05			205,342	205,342
HSBC Bank USA N.A.
3.72%, 08/03/06			171,119	171,169
Nordea Bank PLC
3.63%, 10/02/06			205,342	205,294
Royal Bank of Scotland
3.78%, 06/27/06			171,119	171,100

Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06	530,468	530,387
Toronto-Dominion Bank
2.66%-3.94%, 11/09/05 - 07/10/06	941,153	941,178
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	273,790	273,790
Wells Fargo Bank N.A.
3.73%, 10/06/05	188,231	188,230

		4,363,410

COMMERCIAL PAPER (3)—2.66%
Alpine Securitization Corp.
3.72%, 10/19/05	684,475	683,343
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	3,369,796	3,361,708
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	1,143,757	1,141,094
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	1,197,831	1,197,310
Barton Capital Corp.
3.74%, 10/14/05	513,356	512,769
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	684,475	684,475
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	408,207	406,759
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	1,201,462	1,200,005
Cantabric Finance LLC
3.73%, 10/31/05	131,580	131,198
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	194,699	194,422
Chesham Finance LLC
3.68%, 10/11/05	342,237	341,958
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	257,927	257,463
CRC Funding LLC
3.78%, 10/24/05	188,231	187,816
Dorada Finance Inc.
3.76%, 01/26/06	34,224	33,813
Fairway Finance LLC
3.75%, 10/20/05	136,895	136,895
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	306,966	306,768
Ford Credit Auto Receivables
3.77%, 10/17/05	297,747	297,310
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	1,640,234	1,636,438
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	1,690,054	1,688,164
General Electric Capital Corp.
3.72%, 10/14/05	1,711,187	1,709,242
Georgetown Funding Co. LLC
3.82%, 11/02/05	668,831	666,702
Giro Funding Corp.
3.66%, 10/06/05	171,119	171,067
Grampian Funding LLC
3.84%, 01/31/06	342,237	337,857

Greenwich Capital Holdings Inc.
3.69%, 02/10/06		171,119	171,119
HSBC PLC
3.88%, 02/03/06		102,671	101,310
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05		511,751	511,264
Landale Funding LLC
3.74%, 10/17/05		684,475	683,479
Leafs LLC
3.80%, 01/20/06 - 02/21/06	(4)	359,314	359,315
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05		360,318	359,968
Lockhart Funding LLC
3.71%, 10/13/05		142,556	142,409
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05		650,251	649,265
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05		610,757	610,066
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05		958,265	955,959
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05		652,547	650,998
Prudential Funding LLC
3.71%, 10/13/05		342,237	341,885
Ranger Funding Co. LLC
3.67%, 10/04/05		188,720	188,701
Santander Central Hispano Finance Inc.
3.91%, 02/17/06		342,237	337,145
Sedna Finance Inc.
3.92%, 02/21/06		85,559	84,246
Societe Generale
3.77%, 10/07/05		443,711	443,525
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05		1,400,877	1,399,356
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05		848,982	847,897
Three Pillars Funding Corp.
3.65%, 10/03/05		205,342	205,342
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05		497,880	496,573
Tulip Funding Corp.
3.79%, 12/01/05		154,007	153,050
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05		2,566,781	2,566,154
Windmill Funding Corp.
3.78%, 10/25/05		222,454	221,940
Yorktown Capital LLC
3.75%, 10/20/05		290,902	290,387

			30,055,929

LOAN PARTICIPATIONS (3)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05		171,119	171,119

			171,119

MEDIUM-TERM NOTES (3)—0.06%
Dorada Finance Inc.
3.93%, 07/07/06	(4)		106,094	106,086
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06	(4)		547,580	547,524

				653,610

MONEY MARKET FUNDS—0.41%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78%	(5	) (6)	4,616,652	4,616,652

				4,616,652

REPURCHASE AGREEMENTS (3)—1.67%

Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $10,783,945 and effective yields of 3.75% - 3.88%.	(7)		$10,780,479	10,780,479

Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $8,130,780 and an effective yield of 3.90%.	(7)		8,128,139	8,128,139

				18,908,618

TIME DEPOSITS (3)—0.17%
Chase Bank USA N.A.
3.88%, 10/03/05			372,796	372,796
Lloyds TSB Bank PLC
3.90%, 10/03/05			342,237	342,237
Rabobank Nederland NV
3.89%, 10/03/05			1,197,831	1,197,831

				1,912,864

U.S. TREASURY OBLIGATIONS—0.05%
U.S. Treasury Bill
3.46%, 12/22/05	(8	) (9)	550,000	545,857

				545,857

VARIABLE & FLOATING RATE NOTES (3)—2.79+B370%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06	(4)		636,562	636,565
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06			1,180,719	1,180,717
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06			564,692	564,692
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05			770,034	770,070
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06	(4)		1,043,824	1,044,582
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06	(4)		222,454	222,454
Bank of America N.A.
3.81%, 08/10/06			1,711,187	1,711,187
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06	(4)		1,177,297	1,177,265
BMW US Capital LLC
3.74%, 09/15/06	(4)		342,237	342,237
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05			650,251	650,225
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06	(4)		920,619	920,586

Commodore CDO Ltd.
3.91%, 06/13/06	(4)	85,559	85,559
Credit Suisse First Boston
3.77%, 07/19/06		855,594	855,594
DEPFA Bank PLC
3.88%, 09/15/06		342,237	342,237
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06	(4)	544,157	544,181
Eli Lilly Services Inc.
3.66%, 09/01/06	(4)	342,237	342,237
Fairway Finance LLC
3.78%, 01/20/06		171,119	171,116
Fifth Third Bancorp
3.79%, 09/22/06	(4)	684,475	684,475
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06	(4)	239,566	239,570
General Electric Capital Corp.
3.80%, 10/06/06		154,007	154,148
Greenwich Capital Holdings Inc.
3.66%, 03/02/06		85,559	85,559
Hartford Life Global Funding Trust
3.76%, 08/15/06		342,237	342,237
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06	(4)	1,026,712	1,026,711
HSBC Bank USA N.A.
3.95%, 05/04/06		119,783	119,840
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06	(4)	992,488	992,497
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06	(4)	1,334,726	1,334,844
Lothian Mortgages PLC
3.82%, 01/24/06		342,237	342,237
Marshall & Ilsley Bank
3.90%, 02/20/06		342,237	342,395
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06	(4)	684,475	684,749
Natexis Banques Populaires
3.80%, 10/16/06	(4)	256,678	256,678
National City Bank (Ohio)
3.62%, 01/06/06		171,119	171,105
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06	(4)	1,266,278	1,266,382
Nordea Bank AB
3.71%, 08/11/06	(4)	598,915	598,915
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06	(4)	1,095,160	1,095,177
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06	(4)	930,886	930,886
Principal Life Income Funding Trusts
3.74%, 05/10/06		256,678	256,686
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06		1,142,217	1,141,991
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06	(4)	290,902	290,890
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06	(4)	1,526,379	1,526,379
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06	(4)	342,237	342,237

Strips III LLC
3.88%, 07/24/06	(4	) (10)	98,391	98,391
SunTrust Bank
3.63%, 04/28/06			513,356	513,356
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06	(4)		763,189	763,112
Toyota Motor Credit Corp.
3.87%, 04/10/06			154,007	154,006
Unicredito Italiano SpA
3.80%, 06/14/06			444,909	444,799
Union Hamilton Special Funding LLC
4.00%, 03/28/06			342,237	342,237
US Bank N.A.
3.77%, 09/29/06			154,007	153,967
Wachovia Asset Securitization Inc.
3.82%, 10/25/05	(4)		790,397	790,398
Wells Fargo & Co.
3.76%, 09/15/06	(4)		171,119	171,134
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06	(4)		770,034	769,990
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 - 06/20/06	(4)		876,128	876,102
Winston Funding Ltd.
3.71%, 10/23/05	(4)		244,358	244,358
World Savings Bank
3.69%, 03/09/06			513,356	513,344

				31,623,286

TOTAL SHORT-TERM INVESTMENTS (Cost: $92,851,227)				92,851,345

TOTAL INVESTMENTS IN SECURITIES — 107.33% (Cost: $1,140,997,042)	(11)			1,214,385,582

Other Assets, Less Liabilities — (7.33)%				(82,973,395)

NET ASSETS — 100.00%				$1,131,412,187

(1)	All or a portion of this security represents a security on loan. See Note 3.

(2)	Non-income earning security.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(8)	The rate quoted is the yield to maturity.

(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(10)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(11)	The cost of investments for federal income tax purposes was $1,146,650,115. Net unrealized appreciation aggregated $67,735,467, of which $114,562,987 represented gross unrealized appreciation on securities and $46,827,520 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

As of September 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation
S&P 500 Index (12/16/05)	31	$9,565,825	$21,258

			$21,258

See accompanying notes to the schedules of investments.

COREALPHA BOND MASTER PORTFOLIO

Schedule of Investments

September 30, 2005 (Unaudited)

Security		Principal	Value
CORPORATE BONDS & NOTES—34.42%

ADVERTISING—0.11%
Norfolk Southern Corp.
5.59%, 05/17/25		$598,000	$597,775
NTL Cable PLC
8.75%, 04/15/14		500,000	516,250

			1,114,025

AGRICULTURE—0.69%
Monsanto Co.
5.50%, 08/15/25	(1)	1,500,000	1,461,058
5.50%, 07/30/35		1,750,000	1,680,495
RJ Reynolds Tobacco Holdings Inc.
7.30%, 07/15/15	(1)	500,000	511,250
UST Inc.
6.63%, 07/15/12		3,000,000	3,230,349

			6,883,152

AUTO MANUFACTURERS—0.82%
DaimlerChrysler N.A. Holding Corp.
4.13%, 03/07/07		2,000,000	1,979,086
4.75%, 01/15/08		1,000,000	994,732
4.88%, 06/15/10		950,000	931,018
8.50%, 01/18/31		3,500,000	4,237,457

			8,142,293

AUTO PARTS & EQUIPMENT—0.02%
Visteon Corp.
8.25%, 08/01/10	(2)	250,000	237,500

			237,500

BANKS—2.14%
Allstate Corp. (The)
5.55%, 05/09/35		900,000	868,526
Bank of America Corp.
7.80%, 02/15/10		4,500,000	5,022,436
Cincinnati Financial Corp.
6.13%, 11/01/34		1,400,000	1,453,424
CIT Group Funding Company of Canada
4.65%, 07/01/10	(1)	3,750,000	3,707,227
HSBC Bank USA N.A.
5.88%, 11/01/34		3,000,000	3,078,297
HSBC Holdings PLC
5.25%, 12/12/12		3,000,000	3,041,715
Wachovia Corp.
5.50%, 08/01/35		3,000,000	2,926,764
WellPoint Inc.
5.00%, 12/15/14		1,250,000	1,243,540

			21,341,929

BIOTECHNOLOGY—0.15%
Genentech Inc.
4.75%, 07/15/15	(1)	1,500,000	1,471,174

			1,471,174

CHEMICALS—0.05%
Equistar Chemicals Funding
10.63%, 05/01/11		500,000	545,000

			545,000

COMMERCIAL SERVICES—0.44%
Cendant Corp.
6.25%, 01/15/08		4,000,000	4,096,140
Williams Scotsman Inc.
8.50%, 10/01/15	(1)	250,000	253,125

			4,349,265

DIVERSIFIED FINANCIAL SERVICES—8.01%
Alamosa Delaware Inc.
8.50%, 01/31/12		500,000	533,750
Boeing Capital Corp.
6.50%, 02/15/12		1,750,000	1,907,013
Caterpillar Financial Services Corp.
4.35%, 03/04/09		6,500,000	6,439,972
CIT Group Inc.
5.75%, 09/25/07		5,000,000	5,100,625
Countrywide Home Loans Inc.
5.50%, 02/01/07		3,000,000	3,032,628
5.63%, 05/15/07		1,500,000	1,521,748
Ford Motor Credit Co.
5.80%, 01/12/09		7,600,000	7,091,416
6.88%, 02/01/06		2,000,000	2,008,184
General Electric Capital Corp.
2.80%, 01/15/07		6,500,000	6,369,727
3.45%, 07/16/07		6,000,000	5,879,706
6.75%, 03/15/32		3,000,000	3,528,684
General Motors Acceptance Corp.
6.13%, 09/15/06		4,500,000	4,514,292
6.75%, 01/15/06		1,000,000	1,005,228
Goldman Sachs Group Inc.
3.88%, 01/15/09		3,000,000	2,925,312
5.13%, 01/15/15		3,500,000	3,489,167
Household Finance Corp.
4.13%, 12/15/08		2,000,000	1,963,678
HSBC Finance Corp.
4.13%, 03/11/08		2,000,000	1,975,598
Lehman Brothers Holdings Inc.
4.80%, 03/13/14		1,000,000	982,398
Meridian Funding Co. LLC
3.75%, 10/06/08	(1)	2,483,002	2,482,921
Merrill Lynch & Co. Inc.
3.74%, 10/19/07		8,000,000	8,012,848

Residential Capital Corp.
6.38%, 06/30/10	(1)	500,000	506,539
SLM Corp.
5.63%, 04/10/07		7,500,000	7,615,507
Technical Olympic USA Inc.
9.00%, 07/01/10		500,000	517,500
Vanguard Health Holding Co. II LLC
9.00%, 10/01/14		500,000	532,500

			79,936,941

ELECTRIC—2.59%
Commonwealth Edison Co.
4.70%, 04/15/15		1,000,000	946,380
Constellation Energy Group Inc.
6.35%, 04/01/07		1,500,000	1,533,772
Exelon Generation Co. LLC
5.35%, 01/15/14		1,500,000	1,502,055
Northern States Power
5.25%, 07/15/35		2,500,000	2,426,897
Pacific Gas & Electric Corp.
4.80%, 03/01/14		2,500,000	2,444,457
PSEG Power LLC
6.95%, 06/01/12		2,300,000	2,509,219
8.63%, 04/15/31		700,000	908,631
Sierra Pacific Resources
6.75%, 08/15/17	(1)	750,000	751,875
Southern California Edison Co.
5.00%, 01/15/16		1,300,000	1,293,915
TXU Corp.
5.55%, 11/15/14		500,000	474,664
TXU Energy Co.
6.13%, 03/15/08	(2)	5,750,000	5,906,354
7.00%, 03/15/13		4,750,000	5,156,719

			25,854,938

ENTERTAINMENT—0.14%
Cinemark Inc.
9.75%, 03/15/14		500,000	350,000
Gaylord Entertainment Co.
8.00%, 11/15/13		500,000	525,000
Pinnacle Entertainment Inc.
8.25%, 03/15/12		500,000	500,000

			1,375,000

FOOD—1.12%
Albertson’s Inc.
7.50%, 02/15/11		500,000	491,001
Delhaize America Inc.
8.13%, 04/15/11		2,000,000	2,167,624
Kroger Co. (The)
8.05%, 02/01/10		5,000,000	5,510,195
Safeway Inc.
4.80%, 07/16/07		3,000,000	2,995,233

			11,164,053

FOREST PRODUCTS & PAPER—0.23%
Weyerhaeuser Co.
6.13%, 03/15/07		2,204,000	2,246,050

			2,246,050

HEALTH CARE - PRODUCTS—0.31%
Boston Scientific Corp.
5.45%, 06/15/14		3,000,000	3,051,678

			3,051,678

HEALTH CARE - SERVICES—0.76%
Res-Care Inc.
7.75%, 10/15/13	(1)	250,000	251,250
UnitedHealth Group Inc.
3.30%, 01/30/08		3,665,000	3,561,669
4.88%, 03/15/15		1,250,000	1,237,388
5.00%, 08/15/14		2,500,000	2,512,290

			7,562,597

HOLDING COMPANIES - DIVERSIFIED—0.03%
Marquee Holdings Inc.
12.00%, 08/15/14		500,000	300,000

			300,000

HOME BUILDERS—0.28%
KB Home
6.25%, 06/15/15		2,500,000	2,424,223
Pulte Homes Inc.
6.00%, 02/15/35		400,000	362,786

			2,787,009

HOUSEHOLD PRODUCTS & WARES—0.53%
Clorox Co. (The)
3.98%, 12/14/07		5,250,000	5,258,253

			5,258,253

INSURANCE—2.97%
AIG SunAmerica Global Finance IX
5.10%, 01/17/07	(1)	5,000,000	5,033,569
Allstate Financial Global Funding
2.50%, 06/20/08	(1)	4,970,000	4,689,145
American International Group Inc.
2.88%, 05/15/08		2,500,000	2,387,138
ASIF Global Financing XVII
3.85%, 11/26/07	(1)	6,500,000	6,383,163
Berkshire Hathaway Finance Corp.
3.60%, 01/11/08		1,400,000	1,401,014
Hancock (John) Financial Services Inc.
5.63%, 12/01/08		4,000,000	4,110,928
Markel Corp.
7.35%, 08/15/34		1,000,000	1,073,142
MetLife Inc.
5.38%, 12/15/12		4,500,000	4,585,941

			29,664,040

LODGING—1.05%
Caesars Entertainment Inc.
7.50%, 09/01/09		500,000	540,295
Harrah’s Operating Co. Inc.
5.50%, 07/01/10		1,750,000	1,766,531
7.13%, 06/01/07		3,650,000	3,780,250
Marriott International Inc.
4.63%, 06/15/12		750,000	724,745
7.00%, 01/15/08		3,530,000	3,693,005

			10,504,826

MACHINERY—0.05%
Columbus McKinnon Corp.
10.00%, 08/01/10		500,000	546,250

			546,250

MEDIA—0.35%
Dex Media East LLC
12.13%, 11/15/12		325,000	380,250
DirecTV Holdings LLC
6.38%, 06/15/15	(1)	500,000	496,250
Echostar DBS Corp.
6.38%, 10/01/11		500,000	495,625
Walt Disney Co. (The)
6.38%, 03/01/12		1,500,000	1,611,206
XM Satellite Radio Inc.
9.19%, 05/01/09		500,000	505,625

			3,488,956

OFFICE & BUSINESS EQUIPMENT—0.06%
Xerox Corp.
9.75%, 01/15/09		500,000	560,000

			560,000

OIL & GAS—1.56%
Burlington Resources Finance Co.
7.20%, 08/15/31		2,300,000	2,788,564
Chesapeake Energy Corp.
6.88%, 01/15/16		500,000	512,500
Devon Financing Corp. ULC
7.88%, 09/30/31		1,250,000	1,574,101
Diamond Offshore Drilling Inc.
4.88%, 07/01/15	(1)	1,750,000	1,709,393
Enterprise Products Operating LP
4.63%, 10/15/09		2,000,000	1,954,406
5.75%, 03/01/35		1,500,000	1,371,447
Kerr-McGee Corp.
6.95%, 07/01/24		750,000	777,149
Parker Drilling Co.
9.63%, 10/01/13	(2)	500,000	568,750
Pemex Project Funding Master Trust
8.50%, 02/15/08		1,000,000	1,080,000
Pogo Producing Co.
6.63%, 03/15/15	(1)	500,000	507,500
Valero Energy Corp.
7.50%, 04/15/32		2,250,000	2,715,775

			15,559,585

OIL & GAS SERVICES—0.01%
Grant Prideco Inc.
6.13%, 08/15/15	(1)	100,000	101,000

			101,000

PHARMACEUTICALS—0.20%
AmerisourceBergen Corp.
5.88%, 09/15/15	(1)	250,000	246,875
Coventry Health Care Inc.
5.88%, 01/15/12		1,000,000	1,015,000
6.13%, 01/15/15		750,000	768,750

			2,030,625

PIPELINES—0.70%
ANR Pipeline Co.
8.88%, 03/15/10		500,000	540,455
Kinder Morgan Energy Partners LP
6.75%, 03/15/11		4,500,000	4,853,786
Pacific Energy Partners LP
6.25%, 09/15/15	(1)	250,000	250,625
Utilicorp United Inc.
7.63%, 11/15/09		500,000	522,500
Williams Companies Inc.
7.13%, 09/01/11		500,000	523,750
8.75%, 03/15/32		250,000	295,000

			6,986,116

REAL ESTATE INVESTMENT TRUSTS—1.47%
Duke Realty LP
4.18%, 12/22/06		4,250,000	4,253,817
iStar Financial Inc.
5.13%, 04/01/11		4,000,000	3,939,920
5.15%, 03/01/12		1,000,000	976,756
Simon Property Group LP
6.38%, 11/15/07		5,341,000	5,499,809

			14,670,302

RETAIL—0.66%
Asbury Automotive Group Inc.
9.00%, 06/15/12		250,000	251,250
Denny’s Corp./Denny’s Holdings Inc.
10.00%, 10/01/12		500,000	500,000
Staples Inc.
7.38%, 10/01/12		740,000	831,453
Tricon Global Restaurants
7.65%, 05/15/08		3,000,000	3,203,070
8.88%, 04/15/11		1,550,000	1,835,986

			6,621,759

SEMICONDUCTORS—0.05%
Freescale Semiconductor Inc.
6.35%, 07/15/09		500,000	513,750

			513,750

TELECOMMUNICATIONS—5.16%
American Cellular Corp.
10.00%, 08/01/11	500,000	545,000
Ameritech Capital Funding Corp.
6.15%, 01/15/08	1,265,000	1,299,307
CenturyTel Inc.
7.88%, 08/15/12	3,750,000	4,205,625
Corning Inc.
6.05%, 06/15/15	2,500,000	2,485,538
Deutsche Telekom International Finance AG
8.50%, 06/15/10	5,000,000	5,668,625
Dobson Communications Corp.
8.88%, 10/01/13	500,000	500,000
France Telecom SA
7.75%, 03/01/11	2,500,000	2,838,673
IWO Holdings Inc.
10.75%, 01/15/15	750,000	526,875
Motorola Inc.
4.61%, 11/16/07	5,700,000	5,693,399
Nextel Communications Inc.
5.95%, 03/15/14	2,200,000	2,252,067
Nextel Partners Inc.
8.13%, 07/01/11	3,000,000	3,240,000
Sprint Capital Corp.
6.00%, 01/15/07	6,000,000	6,099,978
6.88%, 11/15/28	1,000,000	1,104,676
Telecom Italia Capital SA
5.25%, 10/01/15	4,500,000	4,421,835
TELUS Corp.
7.50%, 06/01/07	3,600,000	3,759,307
UbiquiTel Operating Co.
9.88%, 03/01/11	250,000	277,500
Verizon New York Inc.
7.38%, 04/01/32	150,000	165,081
Verizon New York Inc. Class A
6.88%, 04/01/12	6,000,000	6,418,788

		51,502,274

TRANSPORTATION—1.71%
Burlington Northern Santa Fe Corp.
7.88%, 04/15/07	4,850,000	5,078,741
CNF Inc.
6.70%, 05/01/34	2,500,000	2,590,945
FedEx Corp.
2.65%, 04/01/07	8,250,000	8,017,548
Norfolk Southern Corp.
7.25%, 02/15/31	652,000	794,285
8.63%, 05/15/10	500,000	572,839

		17,054,358

TOTAL CORPORATE BONDS & NOTES (Cost: $349,242,415)		343,424,698

Security		Principal	Value
COLLATERALIZED MORTGAGE OBLIGATIONS—8.83%

MORTGAGE-BACKED SECURITIES—8.83%
Ameriquest Mortgage Securities Inc. Series 2005-R3 Class A1A
4.03%, 05/25/35		4,365,582	4,363,544
Bank of America Alternative Loan Trust Series 2003-5 Class 2A1
5.00%, 07/25/18		4,170,323	4,045,978
Commercial Mortgage Pass Through Certificates Series 2001-J2A Class A1
5.45%, 07/16/34	(1)	10,273,234	10,472,946
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class A2
6.10%, 08/15/36		9,464,623	9,735,721
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5 Class 5A1
5.00%, 08/25/19		5,233,236	5,174,362
GE Capital Commercial Mortgage Corp. Series 2003-C2 Class A2
4.17%, 07/10/37		3,200,000	3,146,618
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIC3 Class A2
6.04%, 11/15/35		2,100,000	2,165,927
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1 Class A
4.72%, 01/15/38		10,000,000	9,804,104
Master Asset Securitization Trust Series 2003-10 Class 3A1
5.50%, 11/25/33		9,196,321	9,138,384
Master Asset Securitization Trust Series 2003-5 Class 4A4
5.50%, 06/25/33		3,004,157	2,971,062
MASTR Adjustable Rate Mortgages Trust Series 2004-11 Class 2A1
4.21%, 11/25/34		597,412	598,725
Merrill Lynch Mortgage Investors Inc. Series 2005-WMC2 Class A1B
4.09%, 04/25/36		5,703,060	5,703,974
Merrill Lynch Mortgage Trust Series 2004-MKB1 Class A2
4.35%, 02/12/42		3,000,000	2,955,796
Opteum NIM Trust Series 2005-1
6.00%, 02/25/35	(1)	8,670,081	8,646,610
Option One Mortgage Loan Trust Series 2002-2 Class M2
4.98%, 06/25/32		2,066,935	2,070,726
Park Place Securities Inc. Series 2004-MHQ1 Class A3
4.19%, 01/25/33		2,500,000	2,503,828
Residential Funding Mortgage Securities I Series 2003-S15 Class A1
4.50%, 08/25/18		2,295,885	2,234,241
Wells Fargo Mortgage-Backed Securities Trust Series 2003-10 Class A1
4.50%, 09/25/18		2,451,841	2,376,590

			88,109,136

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $88,810,934)			88,109,136

Security		Principal	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS—58.29%

MORTGAGE-BACKED SECURITIES—46.16%
Federal Home Loan Mortgage Corp.
3.97%, 04/15/28		5,635,954	5,633,343
4.50%, 11/01/18		8,173,098	8,017,453
4.50%, 04/15/20		11,513,000	11,154,714
4.50%, 10/01/20	(3)	6,000,000	5,874,372
5.00%, 06/15/24		9,735,372	9,775,690
5.50%, 03/15/25		4,324,035	464,911
5.50%, 07/15/26		9,803,420	9,923,987
5.50%, 05/01/34		97,448	97,505
5.50%, 10/01/34		880,068	880,584
5.50%, 06/01/35		15,362,169	15,371,168
6.00%, 08/01/34		32,271,512	32,838,505
Federal National Mortgage Association
4.50%, 05/01/18		5,664,262	5,556,456
4.50%, 07/01/18		8,555,848	8,393,007
4.50%, 11/01/18		5,910,849	5,798,349
4.50%, 04/01/19		7,019,050	6,878,212
4.50%, 06/01/19		5,830,336	5,713,350
4.57%, 06/01/35		8,740,781	8,694,700
5.00%, 06/15/16		8,386,453	8,444,269
5.00%, 01/01/18		1,849,745	1,846,906
5.00%, 09/01/18		11,039,840	11,018,388
5.00%, 12/01/18		939,459	937,633
5.00%, 01/01/19		845,246	843,604
5.00%, 06/01/19		1,831,992	1,828,117
5.00%, 08/01/19		959,108	956,923
5.00%, 09/01/19		882,146	880,137
5.00%, 11/01/19		1,897,317	1,892,996
5.00%, 01/01/20		949,827	947,647
5.00%, 05/01/20		9,676,039	9,653,830
5.00%, 06/01/20		986,516	984,251
5.00%, 11/01/33		63,004,877	61,823,645
5.00%, 12/01/33		20,292,833	19,912,377
5.00%, 03/01/34		10,109,881	9,920,338
5.00%, 09/01/35		470,431	460,611
5.05%, 07/01/35		3,941,667	3,924,606
5.25%, 05/01/35		2,949,258	2,963,521
5.50%, 09/01/19		6,297,808	6,391,272
5.50%, 10/01/19		5,055,478	5,130,504
5.50%, 04/25/26		12,757,863	12,895,710
5.50%, 07/01/33		25,588,083	25,599,946
5.50%, 01/01/34		9,405,113	9,409,474
5.50%, 03/01/35		1,605,875	1,605,674
5.50%, 10/01/35	(3)	49,000,000	48,969,375
6.00%, 03/01/33		968,441	984,785
6.00%, 08/01/34		978,247	994,811
6.00%, 09/01/34		4,759,205	4,839,791
6.00%, 10/01/34		2,862,937	2,911,415

6.00%, 11/01/34		2,953,729	3,003,744
6.00%, 01/01/35		998,990	1,015,910
6.00%, 05/01/35		22,576,517	22,958,907
6.50%, 09/01/34		12,916,077	13,294,827
Government National Mortgage Association
5.50%, 10/01/35	(3)	20,000,000	20,181,240

			460,493,490

U.S. GOVERNMENT AGENCY OBLIGATIONS—4.36%
Federal National Mortgage Association
5.00%, 05/15/22		29,500,000	29,633,443
5.00%, 01/25/25		13,800,000	13,890,507

			43,523,950

U.S. GOVERNMENT SECURITIES—7.77%
U.S. Treasury Bonds
5.38%, 02/15/31	(2)	34,050,000	38,146,624
6.13%, 08/15/29		7,800,000	9,496,196
U.S. Treasury Notes
1.63%, 02/28/06	(4)	100,000	99,098
2.63%, 05/15/08	(4)	398,000	382,733
3.13%, 04/15/09	(4)	605,000	583,801
4.00%, 02/15/14	(2)	29,500,000	28,831,648

			77,540,100

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost: $586,521,379)			581,557,540

Security		Shares or Principal	Value
SHORT-TERM INVESTMENTS—16.26%

CERTIFICATES OF DEPOSIT (5)—0.35%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06		138,034	138,034
Bank of Nova Scotia
3.63%, 01/03/06		110,427	110,419
Credit Suisse First Boston
3.67%, 05/09/06		276,068	276,068
Danske Bank
3.70%, 10/17/05		276,068	276,065
Dexia Credit Local
3.78%, 08/30/06		138,034	138,009
Fortis Bank NY
3.83% - 3.84%, 01/25/06		414,102	414,104
HBOS Treasury Services PLC
3.39%, 12/14/05		165,641	165,641
HSBC Bank USA N.A.
3.72%, 08/03/06		138,034	138,075
Nordea Bank PLC
3.63%, 10/02/06		165,641	165,602
Royal Bank of Scotland
3.78%, 06/27/06		138,034	138,019
Societe Generale
3.68% - 3.77%, 03/30/06 - 06/13/06		427,905	427,840
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06		759,187	759,207

UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	220,854	220,854
Wells Fargo Bank N.A.
3.73%, 10/06/05	151,837	151,837

		3,519,774

COMMERCIAL PAPER (5)—2.43%
Alpine Securitization Corp.
3.72%, 10/19/05	552,136	551,224
Amstel Funding Corp.
3.71% - 3.91%, 10/07/05 - 02/15/06	2,718,267	2,711,743
Amsterdam Funding Corp.
3.75% - 3.79%, 10/20/05 - 10/31/05	922,619	920,471
Aspen Funding Corp.
3.78% - 3.88%, 10/03/05 - 11/01/05	966,238	965,818
Barton Capital Corp.
3.74%, 10/14/05	414,102	413,629
Blue Ridge Asset Funding Corp.
3.75%, 10/03/05	552,136	552,136
Bryant Park Funding LLC
3.66% - 3.92%, 10/06/05 - 02/22/06	329,283	328,115
Cancara Asset Securitisation LLC
3.65% - 3.73%, 10/07/05 - 10/20/05	969,167	967,990
Cantabric Finance LLC
3.73%, 10/31/05	106,140	105,832
Chariot Funding LLC
3.78% - 3.90%, 10/03/05 - 10/28/05	157,055	156,832
Chesham Finance LLC
3.68%, 10/11/05	276,068	275,842
Cobbler Funding Ltd.
3.73% - 3.74%, 10/17/05 - 10/27/05	208,059	207,684
CRC Funding LLC
3.78%, 10/24/05	151,837	151,503
Dorada Finance Inc.
3.76%, 01/26/06	27,607	27,275
Fairway Finance LLC
3.75%, 10/20/05	110,427	110,427
Falcon Asset Securitization Corp.
3.67% - 3.72%, 10/07/05 - 10/14/05	247,616	247,456
Ford Credit Auto Receivables
3.77%, 10/17/05	240,179	239,827
Ford Credit Floorplan Motown
3.70% - 3.79%, 10/07/05 - 11/08/05	1,323,105	1,320,044
Gemini Securitization Corp.
3.71% - 3.88%, 10/03/05 - 11/01/05	1,363,293	1,361,768
General Electric Capital Corp.
3.72%, 10/14/05	1,380,340	1,378,771
Georgetown Funding Co. LLC
3.82%, 11/02/05	539,517	537,799
Giro Funding Corp.
3.66%, 10/06/05	138,034	137,992
Grampian Funding LLC
3.84%, 01/31/06	276,068	272,534
Greenwich Capital Holdings Inc.
3.69%, 02/10/06	138,034	138,034

HSBC PLC
3.88%, 02/03/06		82,820	81,722
Jupiter Securitization Corp.
3.68%, 10/12/05 - 10/13/05		412,807	412,413
Landale Funding LLC
3.74%, 10/17/05		552,136	551,333
Leafs LLC
3.80%, 01/20/06 - 02/21/06	(1)	289,843	289,843
Liberty Street Funding Corp.
3.67% - 3.68%, 10/11/05 - 10/13/05		290,653	290,370
Lockhart Funding LLC
3.71%, 10/13/05		114,993	114,875
Mortgage Interest Networking Trust
3.70% - 3.73%, 10/11/05 - 10/27/05		524,529	523,733
Park Avenue Receivables Corp.
3.67% - 3.78%, 10/07/05 - 10/28/05		492,671	492,113
Park Granada LLC
3.68% - 3.82%, 10/06/05 - 10/28/05		772,990	771,129
Preferred Receivables Funding Corp.
3.75% - 3.78%, 10/20/05 - 10/28/05		526,382	525,131
Prudential Funding LLC
3.71%, 10/13/05		276,068	275,783
Ranger Funding Co. LLC
3.67%, 10/04/05		152,232	152,217
Santander Central Hispano Finance Inc.
3.91%, 02/17/06		276,068	271,960
Sedna Finance Inc.
3.92%, 02/21/06		69,017	67,957
Societe Generale
3.77%, 10/07/05		357,922	357,772
Sydney Capital Corp.
3.65% - 3.79%, 10/06/05 - 11/17/05		1,130,026	1,128,800
Thames Asset Global Securitization No. 1 Inc.
3.63% - 3.78%, 10/03/05 - 10/25/05		684,836	683,961
Three Pillars Funding Corp.
3.65%, 10/03/05		165,641	165,641
Ticonderoga Funding LLC
3.78% - 3.80%, 10/28/05		401,618	400,563
Tulip Funding Corp.
3.79%, 12/01/05		124,231	123,459
UBS Finance Delaware LLC
3.75% - 3.80%, 10/05/05 - 10/06/05		2,070,510	2,070,003
Windmill Funding Corp.
3.78%, 10/25/05		179,444	179,030
Yorktown Capital LLC
3.75%, 10/20/05		234,658	234,242

			24,244,796

LOAN PARTICIPATIONS (5)—0.01%
Army & Air Force Exchange Service
3.67%, 10/03/05		138,034	138,034

			138,034

MEDIUM-TERM NOTES (5)—0.05%
Dorada Finance Inc.
3.93%, 07/07/06	(1)	85,581	85,575
K2 USA LLC
3.68% - 3.94%, 07/07/06 - 09/11/06	(1)	441,709	441,663

			527,238

MONEY MARKET FUNDS—9.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.78%	(6	) (7)	91,468,517	91,468,517

				91,468,517

REPURCHASE AGREEMENTS (5)—1.53%
Bank of America N.A. Repurchase Agreements, dated 9/30/05, due 10/3/05, with a total maturity value of $8,698,939 and effective yields of 3.75% - 3.88%.	(8)		$8,696,142	8,696,142

Goldman Sachs Group Inc. Repurchase Agreement, dated 9/30/05, due 10/3/05, with a maturity value of $6,558,746 and an effective yield of 3.90%.	(8)		6,556,615	6,556,615

				15,252,757

TIME DEPOSITS (5)—0.16%
Chase Bank USA N.A.
3.88%, 10/03/05			300,718	300,718
Lloyds TSB Bank PLC
3.90%, 10/03/05			276,068	276,068
Rabobank Nederland NV
3.89%, 10/03/05			966,238	966,238

				1,543,024

VARIABLE & FLOATING RATE NOTES (5)—2.56%
Allstate Life Global Funding II
3.72% - 3.82%, 09/08/06 - 09/27/06	(1)		513,486	513,489
American Express Bank
3.75% - 3.80%, 10/17/05 - 07/19/06			952,434	952,433
American Express Centurion Bank
3.75% - 3.80%, 06/29/06 - 07/19/06			455,512	455,512
American Express Credit Corp.
3.84% - 3.86%, 10/26/05 - 12/22/05			621,153	621,182
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06	(1)		842,007	842,619
Australia & New Zealand Banking Group Ltd.
3.81%, 09/22/06	(1)		179,444	179,444
Bank of America N.A.
3.81%, 08/10/06			1,380,340	1,380,340
Beta Finance Inc.
3.65% - 3.97%, 10/27/05 - 06/09/06	(1)		949,674	949,648
BMW US Capital LLC
3.74%, 09/15/06	(1)		276,068	276,068
Canadian Imperial Bank of Commerce
3.69% - 3.78%, 10/31/05 - 12/14/05			524,529	524,507
CC USA Inc.
3.72% - 3.80%, 03/23/06 - 07/14/06	(1)		742,623	742,595
Commodore CDO Ltd.
3.91%, 06/13/06	(1)		69,017	69,017
Credit Suisse First Boston
3.77%, 07/19/06			690,170	690,170

DEPFA Bank PLC
3.88%, 09/15/06			276,068	276,068
Dorada Finance Inc.
3.78% - 3.81%, 03/27/06 - 06/26/06	(1)		438,948	438,967
Eli Lilly Services Inc.
3.66%, 09/01/06	(1)		276,068	276,068
Fairway Finance LLC
3.78%, 01/20/06			138,034	138,032
Fifth Third Bancorp
3.79%, 09/22/06	(1)		552,136	552,136
Five Finance Inc.
3.79% - 3.82%, 02/27/06 - 06/26/06	(1)		193,248	193,251
General Electric Capital Corp.
3.80%, 10/06/06			124,231	124,345
Greenwich Capital Holdings Inc.
3.66%, 03/02/06			69,017	69,017
Hartford Life Global Funding Trust
3.76%, 08/15/06			276,068	276,068
HBOS Treasury Services PLC
3.69% - 4.01%, 01/10/06 - 07/24/06	(1)		828,204	828,204
HSBC Bank USA N.A.
3.95%, 05/04/06			96,624	96,670
K2 USA LLC
3.66% - 3.77%, 10/20/05 - 06/02/06	(1)		800,597	800,604
Links Finance LLC
3.72% - 3.96%, 11/16/05 - 03/15/06	(1)		1,076,665	1,076,760
Lothian Mortgages PLC
3.82%, 01/24/06			276,068	276,068
Marshall & Ilsley Bank
3.90%, 02/20/06			276,068	276,195
Metropolitan Life Global Funding I
3.67% - 4.01%, 08/28/06 - 10/06/06	(1)		552,136	552,358
Natexis Banques Populaires
3.80%, 10/16/06	(1)		207,051	207,051
National City Bank (Ohio)
3.62%, 01/06/06			138,034	138,023
Nationwide Building Society
3.69% - 4.03%, 01/13/06 - 07/28/06	(1)		1,021,451	1,021,535
Nordea Bank AB
3.71%, 08/11/06	(1)		483,119	483,119
Northern Rock PLC
3.69% - 3.80%, 10/25/05 - 08/03/06	(1)		883,417	883,432
Permanent Financing PLC
3.69%, 03/10/06 - 06/12/06	(1)		750,905	750,905
Principal Life Income Funding Trusts
3.74%, 05/10/06			207,051	207,057
Royal Bank of Scotland
3.60% - 3.78%, 04/05/06 - 08/30/06			921,377	921,194
Sedna Finance Inc.
3.73% - 3.77%, 01/10/06 - 09/20/06	(1)		234,658	234,648
Sigma Finance Inc.
3.52% - 3.97%, 10/07/05 - 08/15/06	(1)		1,231,263	1,231,263
Skandinaviska Enskilda Bank NY
3.78%, 07/18/06	(1)		276,068	276,068
Strips III LLC
3.88%, 07/24/06	(1	) (9)	79,368	79,368

SunTrust Bank
3.63%, 04/28/06		414,102	414,102
Tango Finance Corp.
3.77% - 3.79%, 05/25/06 - 09/27/06	(1)	615,632	615,570
Toyota Motor Credit Corp.
3.87%, 04/10/06		124,231	124,230
Unicredito Italiano SpA
3.80%, 06/14/06		358,888	358,800
Union Hamilton Special Funding LLC
4.00%, 03/28/06		276,068	276,068
US Bank N.A.
3.77%, 09/29/06		124,231	124,198
Wachovia Asset Securitization Inc.
3.82%, 10/25/05	(1)	637,579	637,579
Wells Fargo & Co.
3.76%, 09/15/06	(1)	138,034	138,047
WhistleJacket Capital LLC
3.67% - 3.79%, 10/14/05 - 07/28/06	(1)	621,153	621,118
White Pine Finance LLC
3.65% - 3.80%, 11/01/05 -06/20/06	(1)	706,734	706,713
Winston Funding Ltd.
3.71%, 10/23/05	(1)	197,113	197,113
World Savings Bank
3.69%, 03/09/06		414,102	414,092

			25,509,128

TOTAL SHORT-TERM INVESTMENTS (Cost: $162,203,268)			162,203,268

TOTAL INVESTMENTS IN SECURITIES — 117.80% (Cost: $1,186,777,996)	(10)		1,175,294,642

SECURITIES SOLD SHORT — (2.04)%

U.S. GOVERNMENT AGENCY OBLIGATIONS—(2.04)%
Federal National Mortgage Association
6.00%, 10/01/35	(3)	(20,000,000)	(20,331,240)

			(20,331,240)

TOTAL SECURITIES SOLD SHORT (Proceeds: $20,385,938)			(20,331,240)

Other Assets, Less Liabilities — (15.76)%			(157,235,027)

NET ASSETS — 100.00%			$997,728,375

(1)	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	To-be-announced (TBA). See Note 1.

(4)	These U.S. Treasury Notes are held in segregated accounts in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

(5)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(6)	The Master Portfolio’s investment adviser is an affiliate of the issuer. See Note 2.

(7)	The rate quoted is the annualized seven-day yield of the fund at period end.

(8)	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.88% to 8.00% and maturity dates ranging from 2/1/07 to 9/1/42.

(9)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.

(10)	The cost of investments for federal income tax purposes was $1,187,250,307. Net unrealized depreciation aggregated $11,955,665, of which $2,061,862 represented gross unrealized appreciation on securities and $14,017,527 represented gross unrealized depreciation on securities.

See accompanying notes to the schedules of investments.

As of September 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
U.S. 5-Year Note (12/30/05)	555	$59,306,953	$(412,627)
U.S. 10-Year Note (12/30/05)	558	61,336,406	(716,494)
U.S. 2-Year Note (12/30/05)	(1)	(205,891)	450
U.S. Long Bond (12/30/05)	(71)	(8,122,844)	159,518
90-Day Euro (03/13/06)	(210)	(50,111,250)	513,543

			$(455,610)

See accompanying notes to the schedules of investments.

Description	Notional Amount	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps

Agreement with Deutsche Bank AG dated 3/10/05 to receive 0.66% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Royal Carribean Cruises Ltd. 8.75% due 2/2/11. Expiring 3/20/10.	$5,000,000	$(193,838)

Agreement with J.P. Morgan Chase & Co. dated 12/13/04 to receive 1.50% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 8.25% due 4/11/10. Expiring 3/20/10.	3,000,000	(2,618)

Agreement with J.P. Morgan Chase & Co. dated 12/8/04 to receive 1.63% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Shaw Communications, Inc. 7.20% due 12/15/11. Expiring 3/20/10.	1,000,000	4,201

Agreement with J.P. Morgan Chase & Co. dated 3/15/04 to receive 0.22% per year times the notional amount. The Master Portfolio makes payment only upon a default event of Deere & Co. 6.95% due 4/25/14. Expiring 3/20/07.	2,000,000	4,504

Agreement with J.P. Morgan Chase & Co. dated 4/12/05 to pay 2.25% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 12/20/09.	9,000,000	(22,548)

Agreement with J.P. Morgan Chase & Co. dated 9/1/04 to receive 1.19% per year times the notional amount. The Master Portfolio makes payment only upon a default event of iStar Financial Inc. 6.00% due 12/15/10. Expiring 12/20/09.	2,000,000	45,894

Agreement with J.P. Morgan Chase & Co. dated 9/20/05 to pay 0.85% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/10.	26,000,000	118,181

Agreement with Lehman Brothers, Inc. dated 5/18/05 to pay 2.10% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, High Yield. Expiring 6/20/10.	8,600,000	128,523

Agreement with Lehman Brothers, Inc. dated 9/20/05 to pay 0.85% per year times the notional amount. The Master Portfolio receives payment only upon a default event of Dow Jones Credit Derivatives Index, Investment Grade High Volatility. Expiring 12/20/10.	28,000,000	127,272

		$209,571

Interest Rate Swaps

Agreement with Deutsche Bank AG dated 7/26/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.32%. Expiring 7/28/07.	21,000,000	87,540

Agreement with Deutsche Bank AG dated 7/26/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.50%. Expiring 7/28/10.	14,000,000	27,352

Agreement with Deutsche Bank AG dated 7/26/05 receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 4.69%. Expiring 7/28/15.	7,000,000	54,781

		$169,673

Swaptions

Agreement with J.P. Morgan Chase & Co. dated 6/23/04. Option to enter into a ten-year interest rate swap, receiving the notional amount multiplied by the three-month LIBOR rate and paying a fixed rate of 6.46%. Expiring 6/23/09.	18,200,000	$270,489

See accompanying notes to the schedules of investments.

MASTER INVESTMENT PORTFOLIO

NOTES TO THE SCHEDULES OF INVESTMENTS (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of September 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedules of investments for the Active Stock, CoreAlpha Bond, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios (each, a “Master Portfolio,” collectively, the “Master Portfolios”).

SECURITY VALUATION

The securities and other assets of each Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the “Board”).

FUTURES CONTRACTS

The Active Stock, CoreAlpha Bond and S&P 500 Index Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, a Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Active Stock, CoreAlpha Bond and S&P 500 Index Master Portfolios have pledged to brokers U.S. Treasury Bills or U.S. Treasury Notes with face amounts of $550,000, $1,103,000 and $1,400,000, respectively, for initial margin requirements.

WHEN ISSUED/TBA TRANSACTIONS

The CoreAlpha Bond Master Portfolio may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Master Portfolio may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the

TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). The Master Portfolio could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction. The Master Portfolio’s use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover, higher transaction costs and to pay higher short-term capital gain distributions to interestholders.

REPURCHASE AGREEMENTS

Each Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of September 30, 2005, a portion of the cash collateral for securities on loan for each of the other Master Portfolios was invested in repurchase agreements as disclosed in the Master Portfolio’s Schedule of Investments. For further information, see Note 3 below.

SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may enter into index and interest-rate swap transactions. Index swaps involve the exchange by the Master Portfolio with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. Interest-rate swaps involve the exchange by the Master Portfolio with another party of their respective commitments to pay or receive interest. If the Master Portfolio enters into a swap transaction, cash or securities may be posted by or to the Master Portfolio as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Master Portfolio or the other party, the risk of loss to the Master Portfolio would generally be limited to the net amount of payments that the Master Portfolio is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Master Portfolio would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions is to owe a net amount to the Master Portfolio upon an early termination of the swap agreement as described above, the Master Portfolio could be exposed to the risk of loss in the event that any collateral held by the Master Portfolio would be insufficient. Details of interest rate swaps held by the Master Portfolio as of September 30, 2005 are included in its Schedule of Investments. As of September 30, 2005, the Master Portfolio did not hold any index swap contracts.

The CoreAlpha Bond Master Portfolio may enter into credit default swaps to protect against credit risks associated with securities issued by or loans entered into by certain companies (each, as used in this discussion, a “reference entity” in the case of a particular company and an “Obligation” in the case of a loan or security) and to sell protection to a counterparty against credit risks associated with certain reference entities. In a cash-settled credit default swap where the Master Portfolio is buying protection, the Master Portfolio makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated Obligation that is being hedged, in the event the reference entity experiences a credit event, such as a material loan or bond default, restructuring or bankruptcy. In a cash-settled credit default swap where the Master Portfolio is selling protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving the fixed premium over the life of the transaction. Alternatively, if the credit default swap were to be physically settled, the counterparty, as seller of protection, would agree that if a specified credit event occurs, it would take delivery of an Obligation specified by the Master Portfolio and pay to the Master Portfolio an amount equal to the notional amount of the transaction. In exchange for this risk protection, the Master Portfolio would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where the Master Portfolio sells protection, the Master Portfolio would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. The Master Portfolio would be required to compensate the counterparty for loss in the market value of the designated Obligation if the reference entity suffered a credit event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified credit event with respect to the reference entity, the Master Portfolio would be required to take physical delivery of an Obligation specified at the time of the occurrence of the relevant credit event and would pay to the counterparty an amount equal to notional amount of the transaction. Details of credit default swaps held by the Master Portfolio as of September 30, 2005 are included in its Schedule of Investments.

OPTIONS ON SWAP AGREEMENTS

The CoreAlpha Bond Master Portfolio may write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a “swaption”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, the Master Portfolio may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Master Portfolio purchases a swaption, it risks losing only the amount of the premium it has paid if the Master Portfolio decides to let the swaption expire unexercised. When the Master Portfolio writes a swaption, upon exercise of the swaption, the Master Portfolio becomes obligated according to the terms of the underlying agreement. Details of swaptions held by the Master Portfolio as of September 30, 2005 are included in its Schedule of Investments.

SHORT SALES

The CoreAlpha Bond Master Portfolio may make short sales of securities as part of its overall portfolio management strategies or to offset potential declines in long positions in similar securities. A short sale involves the sale of securities, with the ultimate obligation to deliver these securities. To make delivery to the buyer of the securities, the seller purchases or borrows the securities to offset the short obligation. When making a short sale, the Master Portfolio must cover its position. Short sales expose the Master Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the securities sold short at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Master Portfolio. The successful use of short selling may be adversely affected by an imperfect correlation between movements in the price of the security sold short and the securities being hedged. Details of short sales held by the Master Portfolio as of September 30, 2005 are included in its Schedule of Investments.

2.	TRANSACTIONS WITH AFFILIATES

The Master Portfolios may invest in the shares of exchange-traded funds (“ETFs”), including shares of ETFs of which BGI is an affiliate, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolios.

Pursuant to an exemptive order issued by the SEC, each Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolios’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital.

The following table provides information about the investment by each Master Portfolio in shares of issuers of which BGFA is an affiliate, other than Active Stock and CoreAlpha Bond Master Portfolios, for the nine months ended September 30, 2005, including income earned from these affiliated issuers and net realized capital gains (losses) from sales of these affiliated issuers.

Master Portfolio and Name of Affiliated Issuer			Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend and Interest Income	Net Realized Gain (Loss)
S&P 500 Index
IMMF			17,466	11,097,656	11,098,087	17,035	$17,035,326	$1,246,942	$—
LifePath Retirement
IMMF			1,282	221,128	221,580	830	830,089	24,530	—
iShares MSCI EAFE Index Fund	(a	)	291	70	8	353	20,525,801	—	36,920
iShares Russell 2000 Index Fund	(b	)	66	30	96	—	—	20,584	173,451
iShares S&P 500 Index Fund			—	36	36	—	—	408	(22,333)
iShares S&P MidCap 400 Index Fund	(b	)	64	55	—	119	8,580,838	49,226	—
iShares S&P SmallCap 600 Index Fund	(a	)	—	114	44	70	4,027,027	18,156	186,078
LifePath 2010
IMMF			3,359	600,085	600,478	2,966	2,965,546	67,053	—
iShares MSCI EAFE Index Fund	(a	)	1,080	220	9	1,291	74,982,175	—	68,444
iShares Russell 2000 Index Fund	(b	)	214	85	299	—	—	63,570	603,503
iShares S&P 500 Index Fund			—	197	197	—	—	9,803	2,319
iShares S&P MidCap 400 Index Fund	(b	)	198	203	—	401	28,766,280	155,089	—
iShares S&P SmallCap 600 Index Fund	(a	)	—	355	116	239	13,779,746	57,971	428,420
LifePath 2020
IMMF			4,950	1,059,610	1,060,587	3,973	3,973,078	115,817	—
iShares MSCI EAFE Index Fund	(a	)	2,133	679	37	2,775	161,203,389	—	292,523
iShares Russell 2000 Index Fund	(b	)	344	197	541	—	—	112,800	918,896
iShares S&P 500 Index Fund			—	624	624	—	—	30,608	(546,848)
iShares S&P MidCap 400 Index Fund	(b	)	316	459	—	775	55,674,146	286,453	—
iShares S&P SmallCap 600 Index Fund	(a	)	—	660	195	465	26,884,276	106,218	813,582
LifePath 2030
IMMF			3,255	696,907	698,458	1,704	1,703,639	76,108	—
iShares MSCI EAFE Index Fund	(a	)	1,518	584	50	2,052	119,235,957	—	375,253
iShares Russell 2000 Index Fund	(b	)	222	137	359	—	—	73,732	582,191
iShares S&P 500 Index Fund			—	568	568	—	—	41,149	(261,177)
iShares S&P MidCap 400 Index Fund	(b	)	206	337	—	543	38,980,951	193,663	—
iShares S&P SmallCap 600 Index Fund	(a	)	—	458	132	326	18,816,418	71,935	530,375
LifePath 2040
IMMF			1,776	550,869	548,172	4,473	4,472,510	69,820	—
iShares MSCI EAFE Index Fund	(a	)	876	499	46	1,329	77,220,419	—	349,479
iShares Russell 2000 Index Fund	(b	)	134	100	234	—	—	46,738	334,360
iShares S&P 500 Index Fund			—	631	631	—	—	23,189	(488,847)
iShares S&P MidCap 400 Index Fund	(b	)	124	305	21	408	29,338,183	131,316	273,875
iShares S&P SmallCap 600 Index Fund	(a	)	—	325	70	255	14,749,420	49,046	251,251
Active Stock
IMMF			4,370	837,190	836,943	4,617	4,616,652	101,384	—
CoreAlpha Bond
IMMF			92,515	25,732,404	25,733,450	91,469	91,468,517	3,081,374	—

(a)	Shares were adjusted to reflect a three-for-one stock split effective June 9, 2005.

(b)	Shares were adjusted to reflect a two-for-one stock split effective June 9, 2005.

During the nine months ended September 30, 2005, the Master Portfolios invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each

Master Portfolio does not include the Master Portfolio’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

3.	PORTFOLIO SECURITIES LOANED

Each Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2005, the Master Portfolios had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of eight series of Master Investment Portfolio (MIP) in which certain series of the registrant invest. MIP is unaffiliated with registrant and registrant has no control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. President

Date 11-28-2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr. President

Date 11-28-2005

By	/s/ Michael L. Tipsord
Michael L. Tipsord Senior Vice President and Treasurer

Date 11-28-2005